Dodie Kent
                                                                  Vice President
                                                   and Associate General Counsel
[AXA EQUITABLE LOGO]                                              (212) 314-3970
                                                             Fax: (212) 707-1791

VIA EDGAR

                                                               February 18, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  AXA Equitable Life Insurance Company
          Separate Account No. 49
          File Nos. 333-160951 and 811-07659
          CIK 0001015570

                               FILING PURSUANT TO
                               RULE 497(c) OF THE
                             SECURITIES ACT OF 1933

Ladies and Gentlemen:

     Transmitted for filing pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, is an EDGARized version of the prospectus, dated February 22, 2011.


                                        Very truly yours,


                                        /s/ Dodie Kent
                                        ------------------------
                                            Dodie Kent


                      AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104


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Retirement Cornerstone(SM) Series

A combination variable and fixed deferred annuity contract


PROSPECTUS DATED FEBRUARY 22, 2011

Please read and keep this Prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. You should read the prospectuses for each Trust, which contain important information about the portfolios.

--------------------------------------------------------------------------------


WHAT IS THE RETIREMENT CORNERSTONE(SM) SERIES?


The Retirement Cornerstone(SM) Series are deferred annuity contracts issued by AXA EQUITABLE LIFE INSURANCE COMPANY. This series consists of Retirement Cornerstone(SM) Series B ("Series B"), Retirement Cornerstone(SM) Series CP(SM) ("Series CP(SM)"), Retirement Cornerstone(SM) Series L ("Series L") and Retirement Cornerstone(SM) Series C ("Series C"). The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection as well. They also offer a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our "investment options": (i) variable investment options, (ii) the guaranteed interest option, or (iii) the account for special dollar cost averaging or the account for special money market dollar cost averaging (together, the "Special DCA programs").(+)

For Series CP(SM) contracts, we allocate a Credit to your account value at the same time we allocate your contribution. Under the Series CP(SM) contracts, a portion of the withdrawal charge and mortality and expense risks charge are used to recover the cost of providing the Credit. The charge associated with the Credit may, over time, exceed the sum of the Credit and related earnings. Expenses for a contract with a Credit may be higher than expenses for a contract without a Credit.

This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations. The description of the contract's material provisions in this Prospectus is current as of the date of this Prospectus. If certain material provisions under the contract are changed after the date of this Prospectus in accordance with the contract, those changes will be described in a supplement to this Prospectus. You should carefully read this Prospectus in conjunction with any applicable supplements.

The contract may not currently be available in all states. In addition, certain features and benefits described in this Prospectus may vary in your state and may not be available at the time you purchase the contract. For a state-by-state description of all material variations of this contract, see Appendix V later in this Prospectus. All features and benefits may not be available in all contracts or from all selling broker-dealers. You may contact us to purchase any version of the contract if a version is not offered by the selling broker-dealer. We have the right to restrict availability of any optional feature or benefit. Not all optional features and benefits may be available in combination with other optional features and benefits. WE RESERVE THE RIGHT TO DISCONTINUE ACCEPTANCE OF ANY APPLICATION OR CONTRIBUTION FROM YOU AT ANY TIME, INCLUDING AFTER YOU PURCHASE THE CONTRACT. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS.

In order to fund certain benefits, you must select specified investment options. See "What are your investment options under the contract?" and "Allocating your contributions" in "Contract features and benefits" later in this Prospectus for more information on applicable allocation requirements.

TYPES OF CONTRACTS. We offer the contracts for use as:

o  A nonqualified annuity ("NQ") for after-tax contributions only.

o  An individual retirement annuity ("IRA"), either traditional IRA or Roth IRA.

o Traditional and Roth Inherited IRA beneficiary continuation contract ("Inherited IRA") (direct transfer and specified direct rollover contributions only).

o An annuity that is an investment vehicle for a qualified plan ("QP") (whether defined contribution or defined benefits; transfer contributions only).

Not all types of contracts are available with each version of the Retirement Cornerstone(SM) Series contracts. See "How you can purchase and contribute to your contract" in "Contract features and benefits" for more information.

The optional Guaranteed benefits under the contract include: (i) the Guaranteed income benefit ("GIB"), (ii) the Return of Principal death benefit; (iii) the Highest Anniversary Value death benefit; and (iv) the "Greater of" death benefit (collectively, the "Guaranteed benefits").

THE GIB IS ISSUED WITH ALL ELIGIBLE CONTRACTS UNLESS YOU TELL US THAT YOU DO NOT WANT IT BY "OPTING OUT" AT THE TIME YOU APPLY FOR THE CONTRACT. IF YOU OPT OUT, THE GIB CANNOT BE ADDED LATER.

The registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated January 10, 2011, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI is incorporated by this reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.

----------------------
(+) The account for special dollar cost averaging is only available with Series B and Series L contracts. The account for special money market dollar cost averaging is only available with Series C and Series CP(SM) contracts.



THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF
PRINCIPAL.
                                                                          X03195
                                                                   (NAT'L-RC 11)
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Our variable investment options are subaccounts offered through Separate
Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio ("Portfolio") of one of the trusts (the "Trusts"). Below is a complete list of the variable investment options:




--------------------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------------------
  AXA Premier VIP Trust                       o AllianceBernstein VPS International
o AXA Aggressive Allocation                     Growth Portfolio
o AXA Moderate Allocation
o AXA Moderate-Plus Allocation                  AMERICAN CENTURY VARIABLE
                                                PORTFOLIOS, INC. -- CLASS II
  EQ ADVISORS TRUST                           o American Century VP Large Company
o All Asset Allocation                          Value Fund
o AXA Balanced Strategy*(1)                   o American Century VP Mid Cap Value
o AXA Conservative Growth Strategy*(1)          Fund
o AXA Conservative Strategy*(1)
o AXA Growth Strategy(1)                        BLACKROCK VARIABLE SERIES FUNDS,
o AXA Moderate Growth Strategy*(1)              INC. -- CLASS III
o AXA Tactical Manager 2000(1)                o BlackRock Global Allocation
o AXA Tactical Manager 400(1)                   V.I. Fund
o AXA Tactical Manager 500(1)                 o BlackRock Large Cap Growth V.I. Fund
o AXA Tactical Manager International(1)
o EQ/AllianceBernstein Dynamic Wealth           FIDELITY(R) VARIABLE INSURANCE
  Strategies                                    PRODUCTS FUND -- SERVICE CLASS 2
o EQ/AllianceBernstein International          o Fidelity(R) VIP Asset Manager: Growth(R)
o EQ/AllianceBernstein Small Cap                Portfolio
  Growth                                      o Fidelity(R) VIP Contrafund(R) Portfolio
o EQ/AXA Franklin Small Cap Value Core        o Fidelity(R) VIP Freedom 2015 Portfolio
o EQ/BlackRock Basic Value Equity             o Fidelity(R) VIP Freedom 2020 Portfolio
o EQ/Boston Advisors Equity Income            o Fidelity(R) VIP Freedom 2025 Portfolio
o EQ/Capital Guardian Research                o Fidelity(R) VIP Freedom 2030 Portfolio
o EQ/Common Stock Index                       o Fidelity(R) VIP Mid Cap Portfolio
o EQ/Core Bond Index(1)                       o Fidelity(R) VIP Strategic Income Portfolio
o EQ/Davis New York Venture
o EQ/Equity 500 Index                           FRANKLIN TEMPLETON VARIABLE INSUR-
o EQ/Franklin Core Balanced                     ANCE PRODUCTS TRUST -- CLASS 2
o EQ/Franklin Templeton Allocation            o Franklin Income Securities Fund
o EQ/GAMCO Mergers and Acquisitions           o Franklin Strategic Income Securities
o EQ/GAMCO Small Company Value                  Fund
o EQ/Global Bond PLUS                         o Franklin Templeton VIP Founding Funds
o EQ/Global Multi-Sector Equity                 Allocation Fund
o EQ/Intermediate Government Bond             o Mutual Shares Securities Fund
  Index(1)                                    o Templeton Developing Markets
o EQ/International Core PLUS                    Securities Fund
o EQ/International ETF                        o Templeton Foreign Securities Fund
o EQ/International Growth                     o Templeton Global Bond Securities Fund
o EQ/International Value PLUS(2)              o Templeton Growth Securities Fund
o EQ/JPMorgan Value Opportunities
o EQ/Large Cap Growth Index                     GOLDMAN SACHS VARIABLE INSURANCE
o EQ/Large Cap Growth PLUS                      TRUST -- SERVICE SHARES
o EQ/Large Cap Value Index                    o Goldman Sachs VIT Mid Cap Value
o EQ/Large Cap Value PLUS                       Fund
o EQ/Mid Cap Index
o EQ/Mid Cap Value PLUS                         AIM VARIABLE INSURANCE FUNDS
o EQ/Money Market                               (INVESCO VARIABLE INSURANCE FUNDS)
o EQ/Montag & Caldwell Growth                    -- SERIES II
o EQ/Morgan Stanley Mid Cap Growth            o Invesco V.I. Global Real Estate Fund
o EQ/Mutual Large Cap Equity                  o Invesco V.I. High Yield Fund
o EQ/Oppenheimer Global                       o Invesco V.I. International Growth Fund
o EQ/PIMCO Ultra Short Bond                   o Invesco V.I. Leisure Fund
o EQ/Small Company Index                      o Invesco V.I. Mid Cap Core Equity Fund
o EQ/T. Rowe Price Growth Stock               o Invesco V.I. Small Cap Equity Fund
o EQ/Templeton Global Equity
o EQ/Van Kampen Comstock                        IVY FUNDS VARIABLE INSURANCE
o EQ/Wells Fargo Advantage Omega                PORTFOLIOS
  Growth                                      o Ivy Funds VIP Asset Strategy
                                              o Ivy Funds VIP Dividend Opportunities
  ALLIANCEBERNSTEIN VARIABLE PROD-            o Ivy Funds VIP Energy
  UCT SERIES FUND, INC. -- CLASS B            o Ivy Funds VIP Global Natural Resources
o AllianceBernstein VPS Balanced Wealth       o Ivy Funds VIP High Income
  Strategy Portfolio                          o Ivy Funds VIP Mid Cap Growth
                                              o Ivy Funds VIP Science & Technology
                                              o Ivy Funds VIP Small Cap Growth
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------------------
  LAZARD RETIREMENT SERIES, INC. --           o PIMCO VIT Real Return
  SERVICE SHARES                                Strategy Portfolio
o Lazard Retirement Emerging Markets          o PIMCO VIT Total Return Portfolio
  Equity Portfolio
                                              PROFUNDS VP
  LORD ABBETT SERIES                          o ProFund VP Bear
o Lord Abbett Bond Debenture                  o ProFund VP Biotechnology
o Lord Abbett Classic Stock
o Lord Abbett Growth Opportunities            RYDEX VARIABLE TRUST
                                              o Rydex SGI VT Alternative Strategies
  MFS(R) VARIABLE INSURANCE TRUSTS --           Allocation Fund
  SERVICE CLASS                               o Rydex SGI VT Managed Futures Strategy
o MFS(R) International Value Portfolio          Fund
o MFS(R) Investors Growth Stock Series        o Rydex VT Inverse S&P 500 Strategy
o MFS(R) Investors Trust Series                 Fund
o MFS(R) Technology Portfolio
o MFS(R) Utilities Series                     T. ROWE PRICE EQUITY SERIES, INC.
                                              o T.Rowe Price Health Sciences
  PIMCO VARIABLE INSURANCE TRUST --             Portfolio II
  ADVISOR CLASS
o PIMCO VIT CommodityRealReturn(R)            VAN ECK VIP TRUST -- S CLASS
  Strategy Portfolio                          o Van Eck VIP Global Hard Assets Fund
o PIMCO VIT Emerging Markets Bond
  Portfolio
--------------------------------------------------------------------------------------------

*   The "AXA Strategic Allocation Portfolios"

(1) This variable investment option is also available as a Protection with Investment Performance variable investment option should you decide to fund your Guaranteed benefits. For more information, please see "What are your investment options under the contract?" under "Contract features and benefits" later in this Prospectus.

(2) This is the variable investment option's new name effective on or about February 22, 2011, subject to regulatory approval. Its former name was EQ/BlackRock International Value.

Your investment results in a variable investment option will depend on the investment performance of the related Portfolio. At any time, we have the right to limit or terminate your contributions and allocations to any of the variable investment options. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS. Also, we limit the number of variable investment options that you may select.


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Contents of this Prospectus

--------------------------------------------------------------------------------
RETIREMENT CORNERSTONE(SM) SERIES
--------------------------------------------------------------------------------
Definitions of key terms                                                     5
Who is AXA Equitable?                                                        8
How to reach us                                                              9
Retirement Cornerstone(SM) Series at a glance -- key features               11


--------------------------------------------------------------------------------
FEE TABLE                                                                   15
--------------------------------------------------------------------------------
Examples                                                                    17
Condensed financial information                                             19


--------------------------------------------------------------------------------
1. CONTRACT FEATURES AND BENEFITS                                           20
--------------------------------------------------------------------------------
How you can purchase and contribute to your contract                        20
Owner and annuitant requirements                                            39
How you can make your contributions                                         39
What are your investment options under the contract?                        40
Portfolios of the Trusts                                                    42
Allocating your contributions                                               51
Dollar cost averaging                                                       53
Credits (for Series CP(SM) contracts)                                       56
Guaranteed income benefit                                                   58
Death benefit                                                               66
Guaranteed minimum death benefits                                           66
Series CP(SM) Credits and your Guaranteed benefit base                      71
How withdrawals affect your Guaranteed benefits                             71
Dropping or changing your Guaranteed benefits                               72
Inherited IRA beneficiary continuation contract                             73
Your right to cancel within a certain number of days                        74


--------------------------------------------------------------------------------
2. DETERMINING YOUR CONTRACT'S VALUE                                        76
--------------------------------------------------------------------------------
Your account value and cash value                                           76
Your contract's value in the variable investment options                    76
Your contract's value in the guaranteed interest option                     76
Your contract's value in the account for special dollar
     cost averaging                                                         76
Effect of your account values falling to zero                               76


----------------------
"We," "our," and "us" refer to AXA Equitable.

When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.



                                                  Contents of this Prospectus  3



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--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS                         78
--------------------------------------------------------------------------------
Transferring your account value                                             78
Disruptive transfer activity                                                79
Rebalancing among your Investment Performance variable
     investment options and guaranteed interest option                      80


--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY                                                     82
--------------------------------------------------------------------------------
Withdrawing your account value                                              82
How withdrawals are taken from your Total account value                     85
Withdrawals treated as surrenders                                           86
Surrendering your contract to receive its cash value                        86
When to expect payments                                                     87
Your annuity payout options                                                 87


--------------------------------------------------------------------------------
5. CHARGES AND EXPENSES                                                     90
--------------------------------------------------------------------------------
Charges that AXA Equitable deducts                                          90
Charges that the Trusts deduct                                              94
Group or sponsored arrangements                                             94
Other distribution arrangements                                             94


--------------------------------------------------------------------------------
6. PAYMENT OF DEATH BENEFIT                                                 95
--------------------------------------------------------------------------------
Your beneficiary and payment of benefit                                     95
Non-spousal joint owner contract continuation                               96
Spousal continuation                                                        96
Beneficiary continuation option                                             97


--------------------------------------------------------------------------------
7. TAX INFORMATION                                                          99
--------------------------------------------------------------------------------
Overview                                                                    99
Contracts that fund a retirement arrangement                                99
Transfers among investment options                                          99
Taxation of nonqualified annuities                                          99
Individual retirement arrangements (IRAs)                                  101
Traditional individual retirement annuities (traditional IRAs)             102
Roth individual retirement annuities (Roth IRAs)                           106
Federal and state income tax withholding and
     information reporting                                                 109
Special rules for contracts funding qualified plans                        110
Impact of taxes to AXA Equitable                                           110


--------------------------------------------------------------------------------
8. MORE INFORMATION                                                        111
--------------------------------------------------------------------------------
About Separate Account No. 49                                              111
About the Trusts                                                           111
About the general account                                                  111
About other methods of payment                                             112
Dates and prices at which contract events occur                            112
About your voting rights                                                   113
Misstatement of age                                                        113
Statutory compliance                                                       113
About legal proceedings                                                    114
Financial statements                                                       114
Transfers of ownership, collateral assignments,
     loans and borrowing                                                   114
About Custodial IRAs                                                       114
How divorce may affect your Guaranteed benefits                            114
Distribution of the contracts                                              115


--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
  I -- Dropping or changing your Guaranteed benefits                       A-1

 II -- Purchase considerations for QP contracts                            B-1
III -- Guaranteed benefit base examples                                    C-1
 IV -- Hypothetical illustrations                                          D-1
  V -- State contract availability and/or variations of certain
         features and benefits                                             E-1
 VI -- Examples of Automatic payment plans                                 F-1
VII -- Examples of how withdrawals affect your Guaranteed
         benefit bases                                                     G-1


--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------



4  Contents of this Prospectus


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Contents of this Prospectus (Cont'd)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SUMMARY PROSPECTUSES FOR THE PORTFOLIOS OF AXA PREMIER VIP TRUST AND
EQ ADVISORS TRUST
--------------------------------------------------------------------------------
AXA Aggressive Allocation                                                AAA 1-3
AXA Moderate Allocation                                                  AMA 1-3
AXA Moderate-Plus Allocation                                            AMPA 1-3
All Asset Allocation                                                    EQAA 1-4
AXA Balanced Strategy                                                   ABSA 1-3
AXA Conservative Growth Strategy                                        ACGA 1-3
AXA Conservative Strategy                                               ACSA 1-3
AXA Growth Strategy                                                     AGSA 1-3
AXA Moderate Growth Strategy                                           AMGSA 1-3
Supplement for AXA Tactical Manager 2000-I                         ATM2KI Supp 1
AXA Tactical Manager 2000-I                                           ATM2KI 1-3
Supplement for AXA Tactical Manager 400-I                         ATM400I Supp 1
AXA Tactical Manager 400-I                                           ATM400I 1-3
Supplement for AXA Tactical Manager 500-I                         ATM500I Supp 1
AXA Tactical Manager 500-I                                           ATM500I 1-3
Supplement for AXA Tactical Manager International-I               ATMINTI Supp 1
AXA Tactical Manager International-I                                 ATMINTI 1-4
EQ/AllianceBernstein Dynamic Wealth Strategies                       EQABDWS 1-4
Supplements for EQ/AllianceBernstein International                  EQABI Supp 1
                                                                    EQABI Supp 2
EQ/AllianceBernstein International                                     EQABI 1-3
EQ/AllianceBernstein Small Cap Growth                                 EQASCG 1-3
EQ/AXA Franklin Small Cap Value Core                                  EQAFSC 1-4
EQ/BlackRock Basic Value Equity                                        EQBBV 1-3
Supplements for EQ/BlackRock International Value                   EQBINT Supp 1
                                                                   EQBINT Supp 2
EQ/BlackRock International Value                                      EQBINT 1-3
EQ/Boston Advisors Equity Income                                      EQBAEI 1-3
EQ/Capital Guardian Research                                           EQCGR 1-3
EQ/Common Stock Index                                                  EQCTI 1-3
Supplement for EQ/Core Bond Index                                   EQCBI Supp 1
EQ/Core Bond Index                                                     EQCBI 1-3
EQ/Davis New York Venture                                              EQDNY 1-3
EQ/Equity 500 Index                                                   EQ500I 1-3
Supplements for EQ/Franklin Core Balanced                           EQFCB Supp 1
                                                                    EQFCB Supp 2
EQ/Franklin Core Balanced                                              EQFCB 1-5
EQ/Franklin Templeton Allocation                                       EQFTA 1-4
EQ/GAMCO Mergers and Acquisitions                                      EQGMA 1-4
EQ/GAMCO Small Company Value                                          EQGSCV 1-3
Supplements for EQ/Global Bond PLUS                                 EQGBP Supp 1
                                                                    EQGBP Supp 2
EQ/Global Bond PLUS                                                    EQGBP 1-4
EQ/Global Multi-Sector Equity                                         EQGMSE 1-4
EQ/Intermediate Government Bond Index                                 EQIGBI 1-3
EQ/International Core PLUS                                             EQICP 1-4
EQ/International ETF                                                  EQIETF 1-3
EQ/International Growth                                                 EQIG 1-3
EQ/JPMorgan Value Opportunities                                       EQJPMV 1-3
EQ/Large Cap Growth Index                                             EQLCGI 1-3


                                        Contents of this Prospectus (Cont'd) 4-a

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EQ/Large Cap Growth PLUS                                              EQLCGP 1-4
EQ/Large Cap Value Index                                              EQLCVI 1-3
EQ/Large Cap Value PLUS                                               EQLCVP 1-4
EQ/Mid Cap Index                                                       EQMCI 1-3
EQ/Mid Cap Value PLUS                                                 EQMCVP 1-4
EQ/Money Market                                                         EQMM 1-3
EQ/Montag & Caldwell Growth                                            EQMCG 1-3
EQ/Morgan Stanley Mid Cap Growth                                       EQMSG 1-3
EQ/Mutual Large Cap Equity                                            EQMLCE 1-5
EQ/Oppenheimer Global                                                   EQOG 1-4
Supplements for EQ/PIMCO Ultra Short Bond                           EQPUS Supp 1
EQ/PIMCO Ultra Short Bond                                              EQPUS 1-3
EQ/Small Company Index                                                 EQSCI 1-3
EQ/T.Rowe Price Growth Stock                                           EQTGS 1-3
EQ/Templeton Global Equity                                             EQTGE 1-4
Supplements for EQ/Van Kampen Comstock                              EQVKC Supp 1
                                                                    EQVKC Supp 2
EQ/Van Kampen Comstock                                                 EQVKC 1-3
Supplement for EQ/Wells Fargo Advantage Omega Growth               EQWFAO Supp 1
EQ/Wells Fargo Advantage Omega Growth                                 EQWFAO 1-3





4-b  Contents of this Prospectus (Cont'd)
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Definitions of key terms


--------------------------------------------------------------------------------

ANNUAL ROLL-UP RATE -- The "Annual Roll-up rate" is the rate used to calculate the Annual withdrawal amount. It is also used to calculate amounts credited to your GIB benefit base and Roll-up to age 85 benefit base (for contracts with the "Greater of" guaranteed minimum death benefit) if you have ever taken a withdrawal from your Protection with Investment Performance account.

ANNUAL WITHDRAWAL AMOUNT -- The "Annual withdrawal amount" is the amount that can be withdrawn from your Protection with Investment Performance account value without reducing your GIB benefit base. Also, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit) up to age 85. It is equal to the Annual Roll-up rate in effect on the first day of the contract year, multiplied by the GIB benefit base as of the most recent contract date anniversary.

ANNUITANT -- The "annuitant" is the person who is the measuring life for determining the contract's maturity date. The annuitant is not necessarily the contract's owner. Where the owner of the contract is a non-natural, the annuitant is the measuring life for determining benefits under the contract.

AUTOMATIC INVESTMENT PROGRAM ("AIP") -- The "Automatic investment program" allows you to make on-going contributions to your contract through electronic fund transfers from your financial institution.

BUSINESS DAY -- Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). If the Securities and Exchange Commission determines the existence of emergency conditions on any day, and consequently, the NYSE does not open, then that day is not a business day.

CASH VALUE -- At any time before annuity payments begin, your contract's "cash value" is equal to the Total account value, less (i) the total amount or a pro-rata portion of the annual administrative charge, as well as any optional benefit charges; and (ii) any applicable withdrawal charges.

CONTRACT DATE -- The "contract date" is the effective date of the contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract.

CONTRACT DATE ANNIVERSARY -- The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1st, your contract date anniversary is April 30th.

CONTRACT YEAR -- The "contract year" is the 12-month period beginning on your contract date and each 12-month period after that date.

CREDIT -- An amount credited to your account value at the same time we allocate your contribution. The amount of the credit is either 4% or 5% of each contribution based on total first year contributions.

CUSTOMIZED PAYMENT PLAN -- For contracts with GIB, our "Customized payment plan" allows you to request amounts up to your Annual withdrawal amount as scheduled payments to you through one of five customized options.

CUSTOM SELECTION RULES -- The "Custom Selection Rules" are rules for the allocation of contributions and for transfers to, and transfers among, the Protection with Investment Performance account. These rules require that allocations be made according to certain categories and investment option limits.

DEFERRAL BONUS ROLL-UP RATE -- The "Deferral bonus Roll-up rate" is used to calculate amounts credited to your GIB benefit base and the Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit) if you have never taken a withdrawal from Protection with Investment Performance account.

EXCESS WITHDRAWAL -- For contracts with the GIB, an "Excess withdrawal" is the portion of a withdrawal from your Protection with Investment Performance account in excess of your Annual withdrawal amount and all subsequent withdrawals from your Protection with Investment Performance account in that same contract year.

FREE LOOK -- If for any reason you are not satisfied with your contract, you may exercise your cancellation right under the contract to receive a refund. This is your "Free look" right under the contract.

GIB BENEFIT BASE -- The GIB benefit base is an amount used to determine your Annual withdrawal amount and your Lifetime GIB payments. Your GIB benefit base is created and increased by allocations and transfers to your Protection with Investment Performance account. The GIB benefit base is not an account value or cash value. The GIB benefit base is also used to calculate the charge for the GIB.

GENERAL DOLLAR COST AVERAGING -- Our "General dollar cost averaging program" is a program that allows for the systematic transfers of amounts in the EQ/Money Market variable investment option to the Investment Performance variable investment options.

"GREATER OF" DEATH BENEFIT -- The "Greater of" death benefit is an optional guaranteed minimum death benefit in connection with your Protection with Investment Performance account value only. The death benefit is calculated using the greater of two benefit bases -- the greater of the Roll-up to age 85 benefit base and the Highest Anniversary Value benefit base. There is an additional charge for the "Greater of" death benefit under the contract.

GUARANTEED INCOME BENEFIT ("GIB") -- The GIB is a benefit that guarantees, subject to certain restrictions, annual lifetime payments or "Lifetime GIB payments". The GIB also allows you to take certain withdrawals prior to the beginning of your Lifetime GIB payments that do not reduce your GIB benefit base (your "Annual withdrawal amount"). There is an additional charge for the GIB under the contract.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT -- The "Highest Anniversary Value death benefit" is an optional guaranteed minimum death


                                                     Definitions of key terms  5


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benefit in connection with your Protection with Investment Performance account value only. The death benefit is calculated using the highest value of your Protection with Investment Performance account on your contract date anniversary. There is an additional charge for the Highest Anniversary Value death benefit under the contract.

INVESTMENT PERFORMANCE ACCOUNT VALUE -- The "Investment Performance account value" is the total value in: (i) the Investment Performance variable investment options, (ii) the Guaranteed interest option, and (iii) amounts in a Special DCA program that are designated for future transfers to the Investment Performance variable investment options.

INVESTMENT SIMPLIFIER -- Our "Investment simplifier" allows for systematic transfers of amounts in the Guaranteed interest option to the Investment Performance account variable investment options. There are two options under the program -- the Fixed dollar option and the Interest sweep option.

IRA  -- Individual retirement annuity contract, either traditional IRA or Roth
IRA.

IRS  -- Internal Revenue Service

LIFETIME GIB PAYMENTS -- For contracts with the GIB, "Lifetime GIB payments" are generally annual lifetime payments that are calculated by applying a percentage (which is based on age 95 (or the age of a younger joint life, if applicable) or your age at the time your Protection with Investment Performance account goes to zero or contract maturity) to your GIB benefit base. Lifetime GIB payments will begin at the earliest of: (i) the next contract year following the date the Protection with Investment Performance account goes to zero (except as the result of an Excess withdrawal), (ii) the contract date anniversary following your 95th birthday, and (iii) your contract's maturity date.

MATURITY DATE -- The contract's "maturity date" is generally the contract date anniversary that follows the annuitant's 95th birthday.

MAXIMUM PAYMENT PLAN -- For contracts with GIB, our "Maximum payment plan" allows you to request your Annual withdrawal amount as scheduled payments.

NQ CONTRACT  -- Nonqualified annuity contract

OWNER -- The "owner" is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits.

PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE -- The "Protection with Investment Performance account value" is the total value in: (i) the Protection with Investment Performance variable investment options, and (ii) amounts in a Special DCA program that are designated for future transfers to the Protection with Investment Performance variable investment options.

RETURN OF PRINCIPAL DEATH BENEFIT -- The "Return of Principal" death benefit is a death benefit in connection with your Protection with Investment Performance account value only. The benefit is calculated using the amounts of contributions and transfers to the Protection with Investment Performance account, adjusted for withdrawals. There is no additional charge for this death benefit.

SAI  -- Statement of Additional Information

SEC  -- Securities and Exchange Commission

SPECIAL DCA PROGRAMS -- We use the term "Special DCA Programs" to collectively refer to our special dollar cost averaging program and special money market dollar cost averaging program.

SPECIAL DOLLAR COST AVERAGING -- Our "Special dollar cost averaging program" allows for systematic transfers of amounts in the account for special dollar cost averaging into the Protection with Investment Performance variable investment options, the Investment Performance variable investment options and the Guaranteed interest option. The account for special dollar cost averaging is part of our general account.

SPECIAL MONEY MARKET DOLLAR COST AVERAGING -- Our "Special money market dollar cost averaging program" allows for systematic transfers of amounts in the account for special money market dollar cost averaging into the Protection with Investment Performance variable investment options, the Investment Performance variable investment options and the Guaranteed interest option.

SYSTEMATIC TRANSFER PROGRAM -- Our "Systematic transfer program" is a program that allows you to have amounts in the Investment Performance account variable investment options and the Guaranteed interest option automatically transferred to your Protection with Investment Performance variable investment options.

TOTAL ACCOUNT VALUE -- Your "Total account value" is the total of (i) your Protection with Investment Performance account value and (ii) your Investment Performance account value.


6  Definitions of key terms


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We sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract or supplemental materials.


---------------------------------------------------------------------------------------
PROSPECTUS                                       CONTRACT OR SUPPLEMENTAL MATERIALS
---------------------------------------------------------------------------------------
Total account value                              Annuity Account Value

Unit                                             Accumulation Unit

Guaranteed minimum death benefit                 Guaranteed death benefit

Protection with Investment Performance vari-     Protection with Investment Performance
able investment options and contributions to     Account Value
a Special DCA program designated for the Pro-
tection with Investment Performance variable
investment options

Investment Performance variable investment       Investment Performance Account Value
options, the guaranteed interest option and
contributions to a Special DCA program desig-
nated for the Investment Performance variable
investment options
---------------------------------------------------------------------------------------

                                                      Definitions of key terms 7
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Who is AXA Equitable?

--------------------------------------------------------------------------------

We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $581.2 billion in assets as of December 31, 2009. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


8  Who is AXA Equitable?


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HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:



--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITH CHECKS:
--------------------------------------------------------------------------------

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
     Retirement Service Solutions
     P.O. Box 1577
     Secaucus, NJ 07096-1577


FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
     Retirement Service Solutions
     500 Plaza Drive, 6th Floor
     Secaucus, NJ 07094



--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITHOUT CHECKS:
--------------------------------------------------------------------------------

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:
     Retirement Service Solutions
     P.O. Box 1547
     Secaucus, NJ 07096-1547


FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:
     Retirement Service Solutions
     500 Plaza Drive, 6th Floor
     Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.


--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------------------
o written confirmation of financial transactions and certain non-financial transactions;

o statement of your contract values at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and

o annual statement of your contract values as of the close of the contract year.


--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
 ONLINE ACCOUNT ACCESS SYSTEMS:
--------------------------------------------------------------------------------
TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

o your current Total account value, Protection with Investment Performance account value, and Investment Performance account value;

o   your current allocation percentages;

o   the number of units you have in the variable investment options;

o   the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options subject to certain restrictions;

o   elect to receive certain contract statements electronically;

o enroll in, modify or cancel a rebalancing program of your Investment Performance account value (through Online Account Access only) (when available);

o request a quote of your Annual withdrawal amount (through Online Account Access) (when available);

o   change your address (not available through TOPS);

o change your TOPS personal identification number ("PIN") (through TOPS only) and your Online Account Access password (through Online Account Access only); and

o   access Frequently Asked Questions and Service Forms (not available through
    TOPS).

TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. You may access Online Account Access by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.

--------------------------------------------------------------------------------
As of the date of this Prospectus, TOPS is not available. TOPS will be available on or about March 28, 2011.
--------------------------------------------------------------------------------

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any


                                                        Who is AXA Equitable?  9



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act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing." See "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus for more information.


--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------
You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.


WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)   authorization for telephone transfers by your financial professional;

(2)   conversion of a traditional IRA to a Roth IRA contract;

(3)   election of the automatic investment program;

(4)   tax withholding elections;

(5)   election of the Beneficiary continuation option;

(6)   IRA contribution recharacterizations;

(7)   Section 1035 exchanges;

(8)   direct transfers and specified direct rollovers;

(9) requests to opt out of an automatic reset that is subject to an increase in a charge or reinstate automatic resets for both your GIB benefit base and your Roll-up to age 85 benefit base (used to calculate the "Greater of" death benefit);

(10)  death claims;

(11)  change in ownership (NQ only, if available under your contract);

(12)  purchase by, or change of ownership to, a non-natural owner;

(13) requests for enrollment in either our Maximum payment plan or Customized payment plan under the Guaranteed income benefit;

(14)  requests to drop or change your Guaranteed benefits;

(15)  requests to collaterally assign your NQ contract;

(16) requests to transfer, re-allocate, rebalance, make subsequent contributions and change your future allocations (except that certain transactions may be permitted through TOPS and the Online Account Access systems); and

(17)  requests to enroll in or cancel the systematic transfer program.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)   beneficiary changes;

(2)   contract surrender and withdrawal requests;

(3)   general dollar cost averaging;

(4)   special dollar cost averaging (if available);

(5)   special money market dollar cost averaging (if available); and

(6)   Investment simplifier.


TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)   automatic investment program;

(2) general dollar cost averaging (including the fixed dollar and interest sweep options);

(3)   special dollar cost averaging (if available);

(4)   special money market dollar cost averaging (if available);

(5)   substantially equal withdrawals;

(6)   systematic withdrawals; and

(7)   the date annuity payments are to begin.


TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION AT LEAST 30 CALENDAR DAYS PRIOR TO YOUR CONTRACT DATE ANNIVERSARY:

(1) opt out of an automatic reset of your GIB benefit base and your Roll-up to age 85 benefit base (used to calculate your "Greater of" death benefit) that is subject to an increase in a charge.

----------------------

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, both must sign.


10  Who is AXA Equitable?



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Retirement Cornerstone(SM) Series at a glance -- key features

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
FOUR CONTRACT SERIES      This Prospectus describes four series of the Retirement Cornerstone(SM)
                          contract -- Series B, Series CP(SM), Series L, and Series C (together
                          "the Retirement Cornerstone(SM) Series"). Each series provides for the accumulation of retirement savings and income, offers income and death benefit protection, and offers various payout options. Also, each series offers the Guaranteed income benefit and Guaranteed minimum death benefits.

                          Each series provides a different charge structure. For details, please see the summary of the contract features below, the "Fee table" and
                          "Charges and expenses" later in this Prospectus.

                          Each series is subject to different contribution rules, which are described in "Contribution amounts" later in this section and in "How you can purchase and contribute to your contract" in "Contract features and benefits" later in this Prospectus.

                          The chart below shows the availability of key features under each series of the contract.

                                                  SERIES B  SERIES CP(SM)   SERIES L   SERIES C
                          -------------------------------------------------------------------------
                          Special dollar cost      Yes      No              Yes        No
                          averaging
                          -------------------------------------------------------------------------
                          Special money market     No       Yes             No         Yes
                          dollar cost averaging
                          -------------------------------------------------------------------------
                          Credits                  No       Yes             No         No

                          Throughout the Prospectus, any differences among the contract series are identified.

                          You should work with your financial professional to decide which series of the contract may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
---------------------------------------------------------------------------------------------------
PROFESSIONAL INVESTMENT   The Retirement Cornerstone(SM) Series' variable investment options
MANAGEMENT                invest in different Portfolios managed by professional investment advisers.
---------------------------------------------------------------------------------------------------
GUARANTEED INTEREST       o Principal and interest guarantees.
OPTION
                          o Interest rates set periodically.
---------------------------------------------------------------------------------------------------
TAX ADVANTAGES            o No tax on earnings inside the contract until you make withdrawals from your contract or receive annuity payments.
                          -------------------------------------------------------------------------
                          o No tax on transfers among investment options inside the contract.
                          -------------------------------------------------------------------------
                          If you are purchasing or contributing to an annuity contract which is an Individual Retirement Annuity (IRA), or to fund an employer retirement plan (QP or Qualified Plan), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code for these types of arrangements.
                          Before purchasing or contributing to one of the contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities compared with any other investment that you may use in connection with your retirement plan or arrangement. Depending on your personal situation, the contract's
                          Guaranteed benefits may have limited usefulness because of required minimum distributions ("RMDs").
---------------------------------------------------------------------------------------------------

                Retirement Cornerstone(SM) Series at a glance -- key features 11


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

---------------------------------------------------------------------------------------------------
GUARANTEED INCOME BENEFIT The GIB guarantees, subject to certain restrictions, annual lifetime
("GIB")                   payments ("Lifetime GIB payments"), which will begin automatically at the earliest of: (i) the next contract year following the date your
                          Protection with Investment Performance account value falls to zero, except as the result of a withdrawal in excess of your Annual withdrawal amount ("Excess withdrawal"); (ii) the contract date anniversary following your 95th birthday; and (iii) your contract's maturity date. Lifetime GIB payments can be on a single or joint life basis. YOUR LIFETIME GIB PAYMENTS ARE CALCULATED BY APPLYING A
                          PERCENTAGE (WHICH IS BASED ON AGE 95 (OR THE AGE OF A YOUNGER JOINT
                          LIFE, IF APPLICABLE) OR YOUR AGE AT THE TIME YOUR PROTECTION WITH
                          INVESTMENT PERFORMANCE ACCOUNT GOES TO ZERO OR CONTRACT MATURITY) TO
                          YOUR GIB BENEFIT BASE. YOUR GIB BENEFIT BASE IS TIED TO AMOUNTS YOU
                          ALLOCATE TO YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT. THE
                          INVESTMENT OPTIONS AVAILABLE TO FUND YOUR PROTECTION WITH INVESTMENT
                          PERFORMANCE ACCOUNT ARE LIMITED. SEE "GIB BENEFIT BASE" IN "CONTRACTS
                          FEATURES AND BENEFITS" LATER IN THIS PROSPECTUS.

                          AN EXCESS WITHDRAWAL THAT REDUCES YOUR PROTECTION WITH INVESTMENT
                          PERFORMANCE ACCOUNT VALUE TO ZERO WILL CAUSE YOUR GIB TO TERMINATE.
                          EVEN IF AN EXCESS WITHDRAWAL DOES NOT CAUSE YOUR GIB TO TERMINATE, IT
                          CAN GREATLY REDUCE YOUR GIB BENEFIT BASE AND THE VALUE OF YOUR BENEFIT.
                          Beginning in the contract year that follows the contract year in which you fund your Protection with Investment Performance account, and prior to the beginning of your Lifetime GIB payments, you can take your
                          Annual withdrawal amount without reducing your GIB benefit base.

                          The GIB is issued with all eligible contracts unless you opt out at the time you apply for your Retirement Cornerstone(SM) contract. See
                          "Lifetime GIB payments" and "Annual withdrawal amount" under
                          "Guaranteed income benefit" in "Contract features and benefits" later in this Prospectus. ANY AMOUNTS YOU WISH TO BE CREDITED TOWARD YOUR GIB
                          MUST BE ALLOCATED TO THE PROTECTION WITH INVESTMENT PERFORMANCE
                          VARIABLE INVESTMENT OPTIONS. AMOUNTS INVESTED IN THE PROTECTION WITH
                          INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS MUST BE ALLOCATED IN
                          ACCORDANCE WITH CERTAIN INVESTMENT RESTRICTIONS.
---------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM        o Return of Principal death benefit
DEATH BENEFITS ("GMDBS")
                          o Highest Anniversary Value death benefit

                          o "Greater of" death benefit

                          The GMDBs are funded through contributions and transfers to the
                          Protection with Investment Performance account.

                          All three GMDBs are available in combination with the GIB. The Return of Principal death benefit and the Highest Anniversary Value death benefit are available without the GIB. However, the "Greater of" death benefit can only be selected in combination with the GIB. If you do not select either the Highest Anniversary Value death benefit or the
                          "Greater of" death benefit, the Return of Principal death benefit will automatically be issued with all eligible contracts. Eligible contracts are those that meet the owner and annuitant issue age requirements described under "How you can purchase and contribute to your contract"
                          in "Contract features and benefits."

                          The death benefit in connection with your Investment Performance account value is equal to your Investment Performance account value as of the day we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for method of payment, and any required information and forms necessary to effect payment.
---------------------------------------------------------------------------------------------------
DROPPING OR CHANGING YOUR You have the option to drop or change your Guaranteed benefits subject
GUARANTEED BENEFITS       to our rules. IN SOME CASES, YOU MAY HAVE TO WAIT FOUR CONTRACT YEARS
                          IN ORDER TO DROP YOUR BENEFITS. Please see "Dropping or changing your
                          Guaranteed benefits" in "Contract features and benefits," as well as
                          Appendix I, for more information.
---------------------------------------------------------------------------------------------------


12 Retirement Cornerstone(SM) Series at a glance -- key features


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
---------------------------------------------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS      The chart below shows the minimum initial and, in parenthesis, subsequent contribution amounts under the contracts. Please see "How you can purchase and contribute to your contract" in "Contract features and benefits" for more information, including important limitations on contributions.

                                                SERIES B        SERIES CP(SM)     SERIES L         SERIES C
                          -------------------------------------------------------------------------------------------
                          NQ                    $5,000 ($500)*  $ 10,000 ($500)*  $10,000 ($500)*  $25,000 ($500)*
                          -------------------------------------------------------------------------------------------
                          Traditional or
                          Roth IRA              $5,000 ($50)*   $ 10,000 ($50)*   $10,000 ($50)*   $25,000 ($50)*
                          -------------------------------------------------------------------------------------------
                          Inherited IRA
                          Beneficiary
                          continuation          $5,000 ($1,000) n/a               $10,000 ($1,000) $25,000 ($1,000)
                          contract(traditional
                          IRA or Roth IRA)
                          ("Inherited IRA")
                          -------------------------------------------------------------------------------------------
                          QP                    $5,000 ($500)   $ 10,000 ($500)   $10,000 ($500)   n/a
                          -------------------------------------------------------------------------------------------
                          * $100 monthly and $300 quarterly under our automatic investment program.

                          o Maximum contribution limitations apply to all contracts. For more information, please see "How you can purchase and contribute to your contract" in "Contract features and benefits" later in this Prospectus.
                          -------------------------------------------------------------------------------------------
                          Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to:
                          (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your contributions and transfers to any of the variable investment options
                          (including the Protection with Investment Performance variable investment options) and to limit the number of variable investment options which you may select.
---------------------------------------------------------------------------------------------------------------------
CREDIT                    You allocate your contributions among the available investment options.
(SERIES CP(SM)            We allocate a Credit to the corresponding investment options at the
CONTRACTS ONLY)           same time. The Credit will apply to subsequent contribution amounts only to the extent that those amounts exceed total withdrawals from the contract. The amount of Credit is either 4% or 5% of each contribution, depending on certain factors. The Credit is subject to recovery by us in certain limited circumstances.
---------------------------------------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY      o Partial withdrawals

                          o Several options for withdrawals on a periodic basis

                          o Contract surrender

                          o Maximum payment plan (only under contracts with GIB)

                          o Customized payment plan (only under contracts with GIB)

                          Any income you receive may be subject to tax; also may be subject to an additional 10% income tax penalty unless you are age 59-1/2 or another exception applies. Also, certain withdrawals will diminish the value of any Guaranteed benefits you have funded.
---------------------------------------------------------------------------------------------------------------------
PAYOUT OPTIONS            o Fixed annuity payout options

                          o Other payout options through other contracts
---------------------------------------------------------------------------------------------------------------------
ACCOUNT VALUES            INVESTMENT PERFORMANCE ACCOUNT VALUE

                          o Investment Performance variable investment options

                          o Guaranteed interest option

                          o Amounts in a Special DCA program designated for Investment
                            Performance variable investment options or the guaranteed interest option

                          PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE

                          o Protection with Investment Performance variable investment options

                          o Amounts in a Special DCA program designated for Protection with
                            Investment Performance variable investment options
---------------------------------------------------------------------------------------------------------------------

                Retirement Cornerstone(SM) Series at a glance -- key features 13
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
---------------------------------------------------------------------------------------------------------------------
ADDITIONAL FEATURES       o Dollar cost averaging programs

                          o Automatic investment program

                          o Automatic quarterly rebalancing (for the Protection with Investment
                            Performance variable investment options)

                          o Optional rebalancing (for amounts in the Investment Performance variable investment options and guaranteed interest option.)

                          o Systematic transfer program

                          o Transfers among investment options at no charge (subject to limitations)

                          o Waiver of withdrawal charge for certain withdrawals, disability, terminal illness, or confinement to a nursing home (all contracts except Series C)

                          o Option to drop or change your Guaranteed benefits after issue, subject to our rules. Please see "Dropping or changing your Guaranteed benefits" in "Contract features and benefits", as well as Appendix I, for more information.

                          o Spousal continuation

                          o Beneficiary continuation option

                          o Resets of your GIB benefit base and Roll-up to age 85 benefit base
                            (used to calculate your "Greater of" death benefit)
---------------------------------------------------------------------------------------------------------------------
FEES AND CHARGES          Please see "Fee table" later in this section for complete details.
---------------------------------------------------------------------------------------------------------------------
OWNER AND ANNUITANT ISSUE Please see "How you can purchase and contribute to your contract" in
AGES                      "Contract features and benefits" for owner and annuitant issue ages applicable to your contract.
---------------------------------------------------------------------------------------------------------------------
YOUR RIGHT TO CANCEL      To exercise your cancellation right under the contract, you must notify us with a signed letter of instruction electing this right, to our processing office within 10 days after you receive your contract. If state law requires, this "free look" period may be longer. See "Your right to cancel within a certain number of days" in "Contract features and benefits" later in this Prospectus for more information.
---------------------------------------------------------------------------------------------------------------------

THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS MAY VARY IN YOUR STATE; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS, IN ALL STATES OR FROM ALL SELLING BROKER-DEALERS. YOU MAY CONTACT US TO PURCHASE ANY VERSION OF THE CONTRACT IF A VERSION IS NOT OFFERED BY THE SELLING BROKER-DEALER. FOR A STATE-BY-STATE DESCRIPTION OF ALL MATERIAL VARIATIONS OF THIS CONTRACT, SEE APPENDIX V LATER IN THIS PROSPECTUS.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations. The Prospectus should be read carefully before investing. Please feel free to speak with your financial professional, or call us, if you have any questions.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, and have fees and charges, that are different from those in the contracts offered by this Prospectus. Not every contract we issue, including some described in this Prospectus, is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether one or more optional benefits are appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.


14 Retirement Cornerstone(SM) Series at a glance -- key features
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Fee table


--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals or transfers. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.(1)


---------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions           SERIES B  SERIES CP(SM)  SERIES L  SERIES C
withdrawn (deducted if you surrender your contract or make certain
withdrawals or apply your cash value to certain payout options).(2)  7.00%     8.00%(6)       8.00%     N/A
---------------------------------------------------------------------------------------------------------------------
Charge for each additional transfer in excess of 12 transfers per contract year:(3)
                                                                                   Maximum Charge:$35
                                                                                   Current Charge:$0
---------------------------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.

---------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
---------------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge(4)
   If your account value on a contract date anniversary is less
   than $50,000(5)                                                   $ 30
   If your account value on a contract date anniversary is
   $50,000 or more                                                   $  0
---------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
---------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES(6):                                 SERIES B  SERIES CP(SM)  SERIES L  SERIES C
Operations                                                           0.80%     0.95%          1.10%     1.10%
Administration                                                       0.30%     0.35%          0.30%     0.25%
Distribution                                                         0.20%     0.25%          0.25%     0.35%
                                                                     ----      ----           ----      ----
Total separate account annual expenses ("Contract fee")              1.30%     1.55%          1.65%     1.70%
---------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR IF YOU FUND ANY OF THE FOLLOWING OPTIONAL BENEFITS
---------------------------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH BENEFIT CHARGE (Calculated as a
percentage of the applicable benefit base.(7) Deducted annually(8) on each contract date anniversary for which the benefit is in effect.)
   Return of Principal death benefit                                   No Charge
   Highest Anniversary Value death benefit                             0.25% (current and maximum)
---------------------------------------------------------------------------------------------------------------------

                                                                    Fee table 15



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--------------------------------------------------------------------------------
   "Greater of" death benefit
      Maximum Charge (if the Roll-up to age 85 benefit base
      resets, we reserve the right to increase your charge up to):       1.10%

      Current Charge:                                                    0.95%
--------------------------------------------------------------------------------
GUARANTEED INCOME BENEFIT CHARGE (Calculated as a percent-age of the GIB benefit base(7). Deducted annually(8) on each contract date anniversary for which the benefit is in effect.)

      Maximum Charge (if the GIB benefit base resets, we reserve
      the right to increase your charge up to):                          1.25%

      Current Charge:                                                    0.95%
--------------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for the Portfolio.

---------------------------------------------------------------------------------------------------------------------
 Portfolio operating expenses expressed as an annual percentage of daily net assets
---------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2009 (expenses that are deducted       Lowest     Highest
from Portfolio assets including management fees, 12b-1 fees, service fees, and/or    ------     -------
other expenses)(9)                                                                   0.39%      4.62%

Notes:

(1) The current tax charge that might be imposed varies by jurisdiction and currently ranges from 0% to 3.5%.

(2) Deducted upon a withdrawal of amounts in excess of the free withdrawal amount, if applicable:

    The withdrawal charge percentage    Contract
    we use is determined by the         Year     Series B Series CP(SM) Series L
    contract year in  which you make    -------- -------- ------------- --------
    the withdrawal, surrender your      1....... 7.00%        8.00%      8.00%
    contract to receive its cash        2....... 7.00%        8.00%      7.00%
    value, or surrender your contract   3....... 6.00%        7.00%      6.00%
    to apply your cash value to a non-  4....... 6.00%        6.00%      5.00%
    life contingent annuity payment     5....... 5.00%        5.00%      0.00%
    option. For each contribution, we   6....... 3.00%        4.00%      0.00%
    consider the contract year in       7....... 1.00%        3.00%      0.00%
    which we receive that contribution  8....... 0.00%        2.00%      0.00%
    to be "contract year 1").           9....... 0.00%        1.00%      0.00%
                                        10+..... 0.00%        0.00%      0.00%

(3) Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See "Transfer charge" under "Charges that AXA Equitable deducts" in "Charges and expenses" later in this Prospectus.

(4) If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro-rata portion of the administrative charge for that year.

(5) During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(6) In connection with the separate account annual expenses, these charges compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges. For Series CP(SM) contracts, both the separate account annual expenses and the withdrawal charge compensate us for the expense associated with the Credit.

(7) The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protection with Investment Performance variable investment options and amounts in a Special DCA program designated for transfers to the Protection with Investment Performance variable investment options. For Series CP(SM) contracts, your initial benefit base does not include the Credit. Subsequent adjustments to the applicable benefit base and the investment performance of the Protection with Investment Performance account may result in a "benefit base" that is significantly different from your total contributions or transfers to, or account value in, the Protection with Investment Performance account. See "Guaranteed minimum death benefits" and "Guaranteed income benefit" in "Contract features and benefits" later in this Prospectus.

(8) If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro-rata portion of the charge for that year.

(9) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2009 and for the underlying Portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio. The "Highest" represents the total annual operating expenses of the AXA Tactical Manager 400 Portfolio.


16 Fee table
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EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).

The first example below shows the expenses that a hypothetical contract owner (who has elected the "Greater of" death benefit with the Guaranteed income benefit) would pay in the situations illustrated. These examples use an estimated average annual administrative charge based on anticipated sales and contract sizes, which results in an estimated annual administrative charge calculated as a percentage of contract value, as follows: Series B: 0.015%; Series CP(SM): 0.013%; Series L: 0.010%; and Series C: 0.009%. As discussed immediately below, the example further assumes the highest minimum Deferral bonus Roll-up rate of 8% is applied to the GIB benefit base and Annual Roll-up to age 85 benefit base annually. The example assumes the maximum charges that would apply based on a 5% return for the "Greater of" death benefit and Guaranteed income benefit, both of which are calculated as a percentage of each Guaranteed benefit's benefit base. The example also assumes there has not been a withdrawal from the Protection with Investment Performance account.

In this example, we assume the highest minimum Deferral bonus Roll-up rate of 8% that can be applied to the GIB and Roll-up to age 85 benefit bases. We do this because this will result in the highest minimum GIB benefit base and "Greater of" death benefit base. Since the charges for the GIB and "Greater of" death benefit are calculated as a percentage of their applicable benefit bases, the examples show the maximum charges under these assumptions. We reserve the right to declare a Deferral bonus Roll-up rate in excess of 8%. A higher Deferral bonus Roll-up rate could result in a higher GIB benefit base and "Greater of" death benefit base. However, since we cannot predict how high your Deferral bonus Roll-up rate might be, we have based the example on a Deferral bonus Roll-up rate of 8%, which is the highest rate available under the Deferral bonus Ten-Year Treasuries Formula Rate. See "Deferral bonus Roll-up rate" under "Guaranteed income benefit" in "Contract features and benefits".

Amounts allocated to the Special DCA programs (as available) are not covered by these examples. The annual administrative charge and any applicable withdrawal charge do apply to amounts allocated to the Special DCA programs.

The example assumes that you invest $10,000 in the Protection with Investment Performance variable investment options for the time periods indicated, and that your investment has a 5% return each year. The example for Series CP(SM) contracts assumes that a 4% Credit was applied to your contribution. Other than the annual administrative charge and the charges for the Guaranteed benefits (which are described immediately above), the example also assumes separate account annual expenses and that amounts are allocated to the Protection with Investment Performance variable investment options that invest in portfolios with (a) the maximum fees and expenses, and (b) the minimum fees and expenses (before expense limitations). Each example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in each example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



-----------------------------------------------------------------------------------------------------------------------------------
                                                                           SERIES B
-----------------------------------------------------------------------------------------------------------------------------------
                                        IF YOU SURRENDER YOUR CONTRACT AT THE        IF YOU ANNUITIZE AT THE END OF THE
                                          END OF THE APPLICABLE TIME PERIOD                APPLICABLE TIME PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and
    expenses of any of the Portfolios  $1,528     $3,073     $4,607     $8,174      N/A       $3,073     $4,607      $8,174
(b) assuming minimum fees and
    expenses of any of the Portfolios  $1,121     $1,918     $2,796     $5,161      N/A       $1,918     $2,796      $5,161
-----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                                      IF YOU DO NOT SURRENDER YOUR CONTRACT AT
                                       THE END OF THE APPLICABLE TIME PERIOD
----------------------------------------------------------------------------------------------
                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------------------------------------------
(a) assuming maximum fees and
    expenses of any of the Portfolios   $828      $2,473     $4,107     $8,174
(b) assuming minimum fees and
    expenses of any of the Portfolios   $421      $1,318     $2,296     $5,161
----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                                         SERIES CP(SM)
-----------------------------------------------------------------------------------------------------------------------------------
                                        IF YOU SURRENDER YOUR CONTRACT AT THE        IF YOU ANNUITIZE AT THE END OF THE
                                          END OF THE APPLICABLE TIME PERIOD                APPLICABLE TIME PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and
    expenses of any of the Portfolios  $1,680    $3,321     $4,838      $8,568      N/A       $3,321     $4,838      $8,568
(b) assuming minimum fees and
    expenses of any of the Portfolios  $1,257    $2,125     $2,973      $5,504      N/A       $2,125     $2,973      $5,504
-----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                                      IF YOU DO NOT SURRENDER YOUR CONTRACT AT
                                       THE END OF THE APPLICABLE TIME PERIOD
----------------------------------------------------------------------------------------------
                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------------------------------------------
(a) assuming maximum fees and
    expenses of any of the Portfolios   $880     $2,621     $4,338     $8,568
(b) assuming minimum fees and
    expenses of any of the Portfolios   $457     $1,425     $2,473     $5,504
----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                                            SERIES L
-----------------------------------------------------------------------------------------------------------------------------------
                                        IF YOU SURRENDER YOUR CONTRACT AT THE        IF YOU ANNUITIZE AT THE END OF THE
                                          END OF THE APPLICABLE TIME PERIOD                APPLICABLE TIME PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and
    expenses of any of the Portfolios  $1,665     $3,171     $4,253     $8,383     N/A       $3,171     $4,253      $8,383
(b) assuming minimum fees and
    expenses of any of the Portfolios  $1,257     $2,025     $2,470     $5,485     N/A       $2,025     $2,470      $5,485
-----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                                      IF YOU DO NOT SURRENDER YOUR CONTRACT AT
                                       THE END OF THE APPLICABLE TIME PERIOD
----------------------------------------------------------------------------------------------
                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------------------------------------------
(a) assuming maximum fees and
    expenses of any of the Portfolios  $865      $2,571     $4,253     $8,383
(b) assuming minimum fees and
    expenses of any of the Portfolios  $457      $1,425     $2,470     $5,485
----------------------------------------------------------------------------------------------



                                                                    Fee table 17



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
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            SERIES C
-----------------------------------------------------------------------------------------------------------------------------------
                                        IF YOU SURRENDER YOUR CONTRACT AT THE        IF YOU ANNUITIZE AT THE END OF THE
                                          END OF THE APPLICABLE TIME PERIOD                APPLICABLE TIME PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and
    expenses of any of the Portfolios   $870      $2,585     $4,273     $8,412       N/A       $2,935     $4,623     $8,762
(b) assuming minimum fees and
    expenses of any of the Portfolios   $462      $1,440     $2,495     $5,529       N/A       $1,790     $2,845     $5,879
-----------------------------------------------------------------------------------------------------------------------------------

The next example shows the expenses that a hypothetical contract owner who has opted out of all optional benefits that have fees associated with them would pay in the situations illustrated. These examples use an estimated average annual administrative charge based on anticipated sales and contract sizes, which results in an estimated annual administrative charge calculated as a percentage of contract value, as follows: Series B: 0.015%; Series CP(SM):
0.013%; Series L: 0.010%; and Series C: 0.009%.

The example assumes amounts are allocated to the most expensive and least expensive Portfolio. Amounts allocated to the guaranteed interest option and the Special DCA programs (as available) are not covered by these examples. The annual administrative charge and any applicable withdrawal charge do apply to amounts allocated to the guaranteed interest option and the Special DCA programs.

The example assumes that you invest $10,000 in the Investment Performance variable investment options for the time periods indicated, and that your investment has a 5% return each year. The example for Series CP(SM) contracts assumes that a 4% Credit was applied to your contribution. Other than the annual administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) invested in by the Investment Performance variable investment options set forth in the previous charts. Each example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in each example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



-----------------------------------------------------------------------------------------------------------------------------------
                                                                            SERIES B
-----------------------------------------------------------------------------------------------------------------------------------
                                        IF YOU SURRENDER YOUR CONTRACT AT THE        IF YOU ANNUITIZE AT THE END OF THE
                                          END OF THE APPLICABLE TIME PERIOD                APPLICABLE TIME PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and
    expenses of any of the Portfolios  $1,323    $2,446     $3,540      $5,897      N/A       $2,446     $3,540      $5,897
(b) assuming minimum fees and
    expenses of any of the Portfolios  $  879    $1,154     $1,454      $2,072      N/A       $1,154     $1,454      $2,072
-----------------------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------
                                      IF YOU DO NOT SURRENDER YOUR CONTRACT AT
                                       THE END OF THE APPLICABLE TIME PERIOD
----------------------------------------------------------------------------------------------
                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------------------------------------------
(a) assuming maximum fees and
    expenses of any of the Portfolios   $623     $1,846     $3,040     $5,897
(b) assuming minimum fees and
    expenses of any of the Portfolios   $179     $  554     $  954     $2,072
----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                                         SERIES CP(SM)
-----------------------------------------------------------------------------------------------------------------------------------
                                        IF YOU SURRENDER YOUR CONTRACT AT THE        IF YOU ANNUITIZE AT THE END OF THE
                                          END OF THE APPLICABLE TIME PERIOD                APPLICABLE TIME PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and
    expenses of any of the Portfolios  $1,475     $2,695     $3,776     $6,315       N/A      $2,695     $3,776      $6,315
(b) assuming minimum fees and
    expenses of any of the Portfolios  $1,013     $1,359     $1,631     $2,439       N/A      $1,359     $1,631      $2,439
-----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                                      IF YOU DO NOT SURRENDER YOUR CONTRACT AT
                                       THE END OF THE APPLICABLE TIME PERIOD
----------------------------------------------------------------------------------------------
                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------------------------------------------
(a) assuming maximum fees and
    expenses of any of the Portfolios   $675     $1,995     $3,276     $6,315
(b) assuming minimum fees and
    expenses of any of the Portfolios   $213     $  659     $1,131     $2,439
----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                                            SERIES L
-----------------------------------------------------------------------------------------------------------------------------------
                                        IF YOU SURRENDER YOUR CONTRACT AT THE        IF YOU ANNUITIZE AT THE END OF THE
                                          END OF THE APPLICABLE TIME PERIOD                APPLICABLE TIME PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and
    expenses of any of the Portfolios   $1,459    $2,547     $3,193     $6,140       N/A      $2,547     $3,193      $6,140
(b) assuming minimum fees and
    expenses of any of the Portfolios   $1,015    $1,264     $1,139     $2,450       N/A      $1,264     $1,139      $2,450
-----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------
                                      IF YOU DO NOT SURRENDER YOUR CONTRACT AT
                                       THE END OF THE APPLICABLE TIME PERIOD
----------------------------------------------------------------------------------------------
                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------------------------------------------
(a) assuming maximum fees and
    expenses of any of the Portfolios   $659      $1,947     $3,193     $6,140
(b) assuming minimum fees and
    expenses of any of the Portfolios   $215      $  664     $1,139     $2,450
----------------------------------------------------------------------------------------------



18 Fee table



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
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            SERIES C
-----------------------------------------------------------------------------------------------------------------------------------
                                        IF YOU SURRENDER YOUR CONTRACT AT THE        IF YOU ANNUITIZE AT THE END OF THE
                                          END OF THE APPLICABLE TIME PERIOD                APPLICABLE TIME PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and
    expenses of any of the Portfolios   $664      $1,961     $3,215     $6,174       N/A      $2,311     $3,565     $6,524
(b) assuming minimum fees and
    expenses of any of the Portfolios   $220      $  680     $1,165     $2,503       N/A      $1,030     $1,515     $2,853
-----------------------------------------------------------------------------------------------------------------------------------

For information on how your contract works under certain hypothetical circumstances, please see Appendix IV at the end of this Prospectus.


CONDENSED FINANCIAL INFORMATION

Because the contracts offered by this Prospectus have not yet been sold, no class of accumulation units have yet been derived from the contracts offered by this Prospectus.


                                                                    Fee table 19



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1. Contract features and benefits


--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We can refuse to accept an application from you or any contribution from you at any time, including after you purchase the contract. We require a minimum contribution amount for each type of contract purchased. Maximum contribution limitations also apply. The following tables summarize our current rules regarding contributions to your contract, which are subject to change. Both the owner and annuitant named in the contract must meet the issue age requirements shown in the table, and contributions are based on the age of the older of the original owner and annuitant.

--------------------------------------------------------------------------------
We reserve the right to change our current limitations on your contributions and to discontinue acceptance of contributions.
--------------------------------------------------------------------------------

We currently do not accept any contribution to your contract if: (i) the aggregate contributions under one or more Retirement Cornerstone(SM) Series contracts with the same owner or annuitant would then total more than $1,500,000, or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on certain criteria that we determine, including Guaranteed benefits, issue age, aggregate contributions, variable investment option allocations and selling broker-dealer compensation. These and other contribution limitations may not be applicable in your state. For a state-by-state description of all material variations of the contracts, see Appendix V later in this Prospectus.

You may not contribute or transfer more than $1,500,000 to your Protection with Investment Performance variable investment options and a Special DCA program with amounts designated for the Protection with Investment Performance variable investment options.

Once a withdrawal is taken from your Protection with Investment Performance account, you cannot make additional contributions to your Protection with Investment Performance account, either directly or through a new Special DCA program. You can, however, continue to make transfers from your Investment Performance account to the Protection with Investment Performance variable investment options until such time you make a subsequent contribution to your Investment Performance account. Scheduled transfers from an existing Special DCA program will continue through to the program's conclusion.

We may accept less than the minimum initial contribution under a contract if an aggregate amount of Retirement Cornerstone(SM) Series contracts, respectively, purchased at the same time by an individual (including spouse) meet the minimum.

--------------------------------------------------------------------------------
The "owner" is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits. The "annuitant" is the person who is the measuring life for determining the contract's maturity date. The annuitant is not necessarily the contract owner. Where the owner of a contract is non-natural, the annuitant is the measuring life for determining contract benefits.
--------------------------------------------------------------------------------

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to:

o Change our contribution requirements and limitations and our transfer rules, including to:

    -- increase or decrease our minimum contribution requirements and increase or decrease our maximum contribution limitations;

    --  discontinue the acceptance of subsequent contributions to the contract;

    -- discontinue the acceptance of subsequent contributions and/or transfers into one or more of the variable investment options and/or guaranteed interest option; and

    -- discontinue the acceptance of subsequent contributions and/or transfers into the Protection with Investment Performance variable investment options.

o Default certain contributions and transfers designated for a Protection with Investment Performance variable investment option(s) to the corresponding Investment Performance variable investment option(s), which invests in the same underlying Portfolio(s). See "Automatic Quarterly Rebalancing" under "Allocating your contributions" later in this section.

o Further limit the number of variable investment options you may invest in at any one time.

o   Limit or terminate new contributions or transfers to an investment option.

WE RESERVE THE RIGHT IN OUR SOLE DISCRETION TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE LIMITATIONS ON CONTRIBUTIONS INTO THE CONTRACT AND/OR CERTAIN INVESTMENT OPTIONS. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR


20 Contract features and benefits


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GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO
THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU
HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS.


                                    SERIES B


------------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER AND                                                              ADDITIONAL LIMITATIONS ON
 CONTRACT TYPE  ANNUITANT ISSUE AGES      MINIMUM CONTRIBUTIONS          SOURCE OF CONTRIBUTIONS     CONTRIBUTIONS TO THE CONTRACT*
------------------------------------------------------------------------------------------------------------------------------------
NQ              0-85                     $5,000 (initial)               o After-tax money.           o You may make subsequent
                                                                                                       contributions to your Protec-
                                         $500 (if subsequent contribu-  o Paid to us by check or       tion with Investment
                                         tions are permitted)             transfer of contract value   Performance account until
                                                                          in a tax-deferred exchange   attained age 75, or if later,
                                         $100 monthly and $300 quar-      under Section 1035 of the    the first contract date anni-
                                         terly under the automatic        Internal Revenue Code.       versary. However, once you
                                         investment program (if subse-                                 make a withdrawal from
                                         quent contributions are                                       your Protection with Invest-
                                         permitted)                                                    ment Performance account,
                                                                                                       subsequent contributions to
                                                                                                       your Protection with Invest-
                                                                                                       ment Performance account
                                                                                                       will no longer be permitted.

                                                                                                     o You may make subsequent
                                                                                                       contributions to your Invest-
                                                                                                       ment Performance account
                                                                                                       until the later of attained
                                                                                                       age 86 or the first contract
                                                                                                       date anniversary.
------------------------------------------------------------------------------------------------------------------------------------

* In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.


                                               Contract features and benefits 21



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                              SERIES B (CONTINUED)


-----------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER AND                                                              ADDITIONAL LIMITATIONS ON
 CONTRACT TYPE  ANNUITANT ISSUE AGES      MINIMUM CONTRIBUTIONS         SOURCE OF CONTRIBUTIONS      CONTRIBUTIONS TO THE CONTRACT*
-----------------------------------------------------------------------------------------------------------------------------------
Traditional IRA 20-85                     $5,000 (initial)              o Eligible rollover distri-  o You may make subsequent
                                                                          butions from 403(b) plans,   contributions to your Protec-
                                          $50 (if subsequent contribu-    qualified plans and govern-  tion with Investment
                                          tions are permitted)            mental employer 457(b)       Performance account until
                                                                          plans.                       attained age 75, or if later,
                                          $100 monthly and $300 quar-                                  the first contract date anni-
                                          terly under the automatic     o Rollovers from another       versary. However, once you
                                          investment program (if subse-   traditional individual       make a withdrawal from
                                          quent contributions are         retirement arrangement.      your Protection with Invest-
                                          permitted)                                                   ment Performance account,
                                                                        o Direct custodian-to-         subsequent contributions to
                                                                          custodian transfers from     your Protection with Invest-
                                                                          another traditional indi-    ment Performance account
                                                                          vidual retirement            will no longer be permitted.
                                                                          arrangement.
                                                                                                     o You may make subsequent
                                                                        o Regular IRA contributions.   contributions to your Invest-
                                                                                                       ment Performance account
                                                                        o Additional catch-up contri-  until the later of attained
                                                                          butions.                     age 86 or the first contract
                                                                                                       date anniversary.

                                                                                                     o Contributions made after
                                                                                                       age 70-1/2 must be net of
                                                                                                       required minimum distribu-
                                                                                                       tions; you also cannot make
                                                                                                       regular IRA contributions
                                                                                                       after age 70-1/2.

                                                                                                     o Although we accept regular
                                                                                                       IRA contributions (limited to
                                                                                                       $5,000 per calendar year)
                                                                                                       under traditional IRA con-
                                                                                                       tracts, we intend that the
                                                                                                       contract be used primarily
                                                                                                       for rollover and direct
                                                                                                       transfer contributions.

                                                                                                     o Subsequent catch-up contri-
                                                                                                       butions of up to $1,000 per
                                                                                                       calendar year where the
                                                                                                       owner is at least age 50 but
                                                                                                       under age 70-1/2 at any time
                                                                                                       during the calendar year for
                                                                                                       which the contribution is
                                                                                                       made.
-----------------------------------------------------------------------------------------------------------------------------------

* In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.


22 Contract features and benefits



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                              SERIES B (CONTINUED)


-----------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER AND                                                              ADDITIONAL LIMITATIONS ON
 CONTRACT TYPE  ANNUITANT ISSUE AGES      MINIMUM CONTRIBUTIONS         SOURCE OF CONTRIBUTIONS      CONTRIBUTIONS TO THE CONTRACT*
-----------------------------------------------------------------------------------------------------------------------------------
Roth IRA        20-85                     $5,000 (initial)              o Rollovers from another     o You may make subsequent
                                                                          Roth IRA.                    contributions to your Protec-
                                          $50 (if subsequent contribu-                                 tion with Investment
                                          tions are permitted)          o Rollovers from a "desig-     Performance account until
                                                                          nated Roth contribution      attained age 75, or if later,
                                          $100 monthly and $300 quar-     account" under specified     the first contract date anni-
                                          terly under the automatic       retirement plans.            versary. However, once you
                                          investment program (if subse-                                make a withdrawal from
                                          quent contributions are       o Conversion rollovers from a  your Protection with Invest-
                                          permitted)                      traditional IRA or other     ment Performance account,
                                                                          eligible retirement plan.    subsequent contributions to
                                                                                                       your Protection with Invest-
                                                                        o Direct custodian-to-         ment Performance account
                                                                          custodian transfers from     will no longer be permitted.
                                                                          another Roth IRA.
                                                                                                     o You may make subsequent
                                                                                                       contributions to your Invest-
                                                                        o Regular Roth IRA contribu-   ment Performance account
                                                                          tions.                       until the later of attained
                                                                                                       age 86 or the first contract
                                                                        o Additional catch-up contri-  date anniversary.
                                                                          butions.
                                                                                                     o Conversion rollovers after
                                                                                                       age 70-1/2 must be net of
                                                                                                       required minimum distribu-
                                                                                                       tions for the traditional IRA
                                                                                                       or other eligible retirement
                                                                                                       plan that is the source of
                                                                                                       the conversion rollover.

                                                                                                     o Although we accept Roth
                                                                                                       IRA contributions (limited to
                                                                                                       $5,000 per calendar year)
                                                                                                       under Roth IRA contracts,
                                                                                                       we intend that the contract
                                                                                                       be used primarily for
                                                                                                       rollover and direct transfer
                                                                                                       contributions.

                                                                                                     o Subsequent catch-up contri-
                                                                                                       butions of up to $1,000 per
                                                                                                       calendar year where the
                                                                                                       owner is at least 50 at any
                                                                                                       time during the calendar
                                                                                                       year for which the contribu-
                                                                                                       tion is made.
-----------------------------------------------------------------------------------------------------------------------------------

* In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.


                                               Contract features and benefits 23



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                              SERIES B (CONTINUED)


-----------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER AND                                                              ADDITIONAL LIMITATIONS ON
 CONTRACT TYPE  ANNUITANT ISSUE AGES      MINIMUM CONTRIBUTIONS         SOURCE OF CONTRIBUTIONS      CONTRIBUTIONS TO THE CONTRACT*
-----------------------------------------------------------------------------------------------------------------------------------
Inherited IRA   0-70                      $5,000 (initial)              o Direct custodian-to-         o  Any subsequent contribu-
Beneficiary                                                               custodian transfers of your    tions must be from the same
continuation                              $1,000 (if subsequent contri-   interest as a death benefi-    type of IRA of the same
contract                                  butions are permitted)          ciary of the deceased          deceased owner.
(traditional                                                              owner's traditional indi-
IRA or                                                                    vidual retirement            o You may make subsequent
Roth IRA)                                                                 arrangement or Roth IRA        contributions to your
                                                                          to an IRA of the same type.    Protection with Investment
                                                                                                         Performance account until
                                                                        o Non-spousal beneficiary        attained age 75, or if
                                                                          direct rollover contributions  later, the first contract
                                                                          from qualified plans, 403(b)   date anniversary. However,
                                                                          plans and governmental         once you make a withdrawal
                                                                          employer 457(b) plans may      from your Protection with
                                                                          be made to an Inherited        Investment Performance
                                                                          IRA contract under specified   account, subsequent
                                                                          circumstances.                 contributions to your
                                                                                                         Protection with Investment
                                                                                                         Performance account will
                                                                                                         no longer be permitted.

                                                                                                       o You may make subsequent
                                                                                                         contributions to your
                                                                                                         Investment Performance
                                                                                                         account until the later
                                                                                                         of attained age 86 or the
                                                                                                         first contract date
                                                                                                         anniversary.
-----------------------------------------------------------------------------------------------------------------------------------

* In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.


24 Contract features and benefits


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                              SERIES B (CONTINUED)


-----------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER                                                                  ADDITIONAL LIMITATIONS ON
 CONTRACT TYPE  ISSUE AGES                MINIMUM CONTRIBUTIONS         SOURCE OF CONTRIBUTIONS      CONTRIBUTIONS TO THE CONTRACT*
-----------------------------------------------------------------------------------------------------------------------------------
QP              20-75                    $5,000 (initial)               o Only transfer contributions o You may make subsequent
                                                                          from other investments        contributions to your
                                         $500 (if subsequent contribu-    within an existing qualified  Protection with Investment
                                         tions are permitted)             plan trust.                   Performance account until
                                                                                                        attained age 75, or if
                                                                        o The plan must be qualified    later, the first contract
                                                                          under Section 401(a) of the   date anniversary. However,
                                                                          Internal Revenue Code.        once you make a withdrawal
                                                                                                        from your Protection with
                                                                        o For 401(k) plans, trans-      Investment Performance
                                                                          ferred contributions may      account, subsequent
                                                                          not include any after-tax     contributions to your
                                                                          contributions, including      Protection with Investment
                                                                          designated Roth contribu-     Performance account will no
                                                                          tions.                        longer be permitted.

                                                                                                      o You may make subsequent
                                                                                                        contributions to the your
                                                                                                        Investment Performance
                                                                                                        account until the later of
                                                                                                        attained age 75 or the first
                                                                                                        contract date anniversary.

                                                                                                      o A separate QP contract must
                                                                                                        be established for each plan
                                                                                                        participant.

                                                                                                      o We do not accept contribu-
                                                                                                        tions directly from the
                                                                                                        employer.

                                                                                                      o Only one subsequent contri-
                                                                                                        bution can be made during a
                                                                                                        contract year.

                                                                                                      o Contributions made after
                                                                                                        age 70-1/2 must be net of
                                                                                                        any required minimum
                                                                                                        distributions.

See Appendix II at the end of this Prospectus for a discussion on purchase considerations for QP contracts.
-----------------------------------------------------------------------------------------------------------------------------------

* In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.


                                               Contract features and benefits 25


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                                    SERIES L



-----------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER                                                                  ADDITIONAL LIMITATIONS ON
 CONTRACT TYPE  ISSUE AGES                MINIMUM CONTRIBUTIONS         SOURCE OF CONTRIBUTIONS      CONTRIBUTIONS TO THE CONTRACT*
-----------------------------------------------------------------------------------------------------------------------------------
NQ              0-85                      $10,000 (initial)             o After-tax money.           o You may make subsequent
                                                                                                       contributions to your Protec-
                                          $500 (if subsequent contribu- o Paid to us by check or       tion with Investment
                                          tions are permitted)            transfer of contract value   Performance account until
                                                                          in a tax-deferred exchange   attained age 75, or if later,
                                          $100 monthly and $300 quar-     under Section 1035 of the    the first contract date anni-
                                          terly under the automatic       Internal Revenue Code.       versary. However, once you
                                          investment program (if subse-                                make a withdrawal from
                                          quent contributions are                                      your Protection with Invest-
                                          permitted)                                                   ment Performance account,
                                                                                                       subsequent contributions to
                                                                                                       your Protection with Invest-
                                                                                                       ment Performance account
                                                                                                       will no longer be permitted.

                                                                                                     o You may make subsequent
                                                                                                       contributions to your Invest-
                                                                                                       ment Performance account
                                                                                                       until the later of attained
                                                                                                       age 86 or the first contract
                                                                                                       date anniversary.
-----------------------------------------------------------------------------------------------------------------------------------

* In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.


26 Contract features and benefits



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                              SERIES L (CONTINUED)


-----------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER                                                                  ADDITIONAL LIMITATIONS ON
 CONTRACT TYPE  ISSUE AGES                MINIMUM CONTRIBUTIONS        SOURCE OF CONTRIBUTIONS       CONTRIBUTIONS TO THE CONTRACT*
-----------------------------------------------------------------------------------------------------------------------------------
Traditional IRA 20-85                    $10,000 (initial)             o Eligible rollover distribu- o You may make subsequent
                                                                         tions from 403(b) plans,      contributions to your Protec-
                                         $50 (if subsequent contribu-    qualified plans and govern-   tion with Investment
                                         tions are permitted)            mental employer 457(b)        Performance account until
                                                                         plans.                        attained age 75, or if later,
                                         $100 monthly and $300 quar-                                   the first contract date anni-
                                         terly under the automatic     o Rollovers from another        versary. However, once you
                                         investment program (if subse-   traditional individual        make a withdrawal from
                                         quent contributions are         retirement arrangement.       your Protection with Invest-
                                         permitted)                                                    ment Performance account,
                                                                       o Direct custodian-to-          subsequent contributions to
                                                                         custodian transfers from      your Protection with Invest-
                                                                         another traditional indi-     ment Performance account
                                                                         vidual retirement             will no longer be permitted.
                                                                         arrangement.
                                                                                                     o You may make subsequent
                                                                       o Regular IRA contributions.    contributions to your Invest-
                                                                                                       ment Performance account
                                                                       o Additional catch-up           until the later of attained
                                                                         contributions.                age 86 or the first contract
                                                                                                       date anniversary.

                                                                                                     o Contributions made after
                                                                                                       age 70-1/2 must be net of
                                                                                                       required minimum distribu-
                                                                                                       tions; you also cannot make
                                                                                                       regular IRA contributions
                                                                                                       after age 70-1/2.

                                                                                                     o Although we accept regular
                                                                                                       IRA contributions (limited to
                                                                                                       $5,000 per calendar year)
                                                                                                       under traditional IRA con-
                                                                                                       tracts, we intend that the
                                                                                                       contract be used primarily
                                                                                                       for rollover and direct
                                                                                                       transfer contributions.

                                                                                                     o Subsequent catch-up contri-
                                                                                                       butions of up to $1,000 per
                                                                                                       calendar year where the
                                                                                                       owner is at least age 50 but
                                                                                                       under age 70-1/2 at any time
                                                                                                       during the calendar year for
                                                                                                       which the contribution is
                                                                                                       made.
-----------------------------------------------------------------------------------------------------------------------------------

* In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.


                                               Contract features and benefits 27



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                              SERIES L (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER AND                                                              ADDITIONAL LIMITATIONS ON
 CONTRACT TYPE  ANNUITANT ISSUE AGES      MINIMUM CONTRIBUTIONS        SOURCE OF CONTRIBUTIONS       CONTRIBUTIONS TO THE CONTRACT*
-----------------------------------------------------------------------------------------------------------------------------------
Roth IRA        20-85                     $10,000 (initial)            o Rollovers from another     o You may make subsequent
                                                                         Roth IRA.                    contributions to your Protec-
                                          $50 (if subsequent contribu-                                tion with Investment
                                          tions are permitted)         o Rollovers from a "desig-     Performance account until
                                                                         nated Roth contribution      attained age 75, or if later,
                                          $100 monthly and $300 quar-    account" under specified     the first contract date anni-
                                          terly under the automatic      retirement plans.            versary. However, once you
                                          investment program (if                                      make a withdrawal from
                                          subsequent contributions     o Conversion rollovers from    your Protection with Invest-
                                          are permitted)                 a traditional IRA or other   ment Performance account,
                                                                         eligible retirement plan.    subsequent contributions to
                                                                                                      your Protection with Invest-
                                                                       o Direct custodian-to-         ment Performance account
                                                                         custodian transfers from     will no longer be permitted.
                                                                         another Roth IRA.
                                                                                                    o You may make subsequent
                                                                       o Regular Roth IRA contribu-   contributions to your Invest-
                                                                         tions.                       ment Performance account
                                                                                                      until the later of attained
                                                                       o Additional catch-up contri-  age 86 or the first contract
                                                                         butions.                     date anniversary.

                                                                                                    o Conversion rollovers after
                                                                                                      age 70-1/2 must be net of
                                                                                                      required minimum distribu-
                                                                                                      tions for the traditional IRA
                                                                                                      or other eligible retirement
                                                                                                      plan that is the source of the
                                                                                                      conversion rollover.

                                                                                                    o Although we accept Roth
                                                                                                      IRA contributions (limited to
                                                                                                      $5,000 per calendar year)
                                                                                                      under Roth IRA contracts,
                                                                                                      we intend that the contract
                                                                                                      be used primarily for rollover
                                                                                                      and direct transfer contribu-
                                                                                                      tions.

                                                                                                    o Subsequent catch-up contri-
                                                                                                      butions of up to $1,000 per
                                                                                                      calendar year where the
                                                                                                      owner is at least 50 at any
                                                                                                      time during the calendar
                                                                                                      year for which the contribu-
                                                                                                      tion is made.
-----------------------------------------------------------------------------------------------------------------------------------

* In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.


28 Contract features and benefits



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                          www.axa-equitable.com/green

                              SERIES L (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER AND                                                              ADDITIONAL LIMITATIONS ON
 CONTRACT TYPE  ANNUITANT ISSUE AGES    MINIMUM CONTRIBUTIONS        SOURCE OF CONTRIBUTIONS         CONTRIBUTIONS TO THE CONTRACT*
-----------------------------------------------------------------------------------------------------------------------------------
Inherited IRA   0-70                    $10,000 (initial)            o Direct custodian-to-         o Any subsequent contribu-
Beneficiary                                                            custodian transfers of your    tions must be from the same
continuation                            $1,000 (if subsequent contri-  interest as a death benefi-    type of IRA of the same
contract                                butions are permitted)         ciary of the deceased          deceased owner.
(traditional                                                           owner's traditional indi-
IRA  or                                                                vidual retirement            o You may make subsequent
Roth IRA)                                                              arrangement or Roth IRA to     contributions to your Protec-
                                                                       an IRA of the same type.       tion with Investment
                                                                                                      Performance account until
                                                                     o Non-spousal beneficiary        attained age 75, or if later,
                                                                       direct rollover contributions  the first contract date anni-
                                                                       from qualified plans, 403(b)   versary. However, once you
                                                                       plans and governmental         make a withdrawal from
                                                                       employer 457(b) plans may      your Protection with Invest-
                                                                       be made to an Inherited        ment Performance account,
                                                                       IRA contract under specified   subsequent contributions to
                                                                       circumstances.                 your Protection with Invest-
                                                                                                      ment Performance account
                                                                                                      will no longer be permitted.

                                                                                                    o You may make subsequent
                                                                                                      contributions to your Invest-
                                                                                                      ment Performance account
                                                                                                      until the later of attained
                                                                                                      age 86 or the first contract
                                                                                                      date anniversary.
-----------------------------------------------------------------------------------------------------------------------------------

* In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.


                                               Contract features and benefits 29

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                          www.axa-equitable.com/green

                              SERIES L (CONTINUED)


-----------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER                                                                 ADDITIONAL LIMITATIONS ON
 CONTRACT TYPE  ISSUE AGES              MINIMUM CONTRIBUTIONS        SOURCE OF CONTRIBUTIONS        CONTRIBUTIONS TO THE CONTRACT*
-----------------------------------------------------------------------------------------------------------------------------------
QP              20-75                   $10,000 (initial)            o Only transfer contributions  o You may make subsequent
                                                                       from other investments         contributions to your Protec-
                                        $500 (if subsequent contribu-  within an existing qualified   tion with Investment
                                        tions are permitted)           plan trust.                    Performance account until
                                                                                                      attained age 75, or if later,
                                                                     o The plan must be qualified     the first contract date anni-
                                                                       under Section 401(a) of the    versary. However, once you
                                                                       Internal Revenue Code.         make a withdrawal from
                                                                                                      your Protection with Invest-
                                                                     o For 401(k) plans, trans-       ment Performance account,
                                                                       ferred contributions may       subsequent contributions to
                                                                       not include any after-tax      your Protection with Invest-
                                                                       contributions, including       ment Performance account
                                                                       designated Roth contribu-      will no longer be permitted.
                                                                       tions.
                                                                                                    o You may make subsequent
                                                                                                      contributions to your Invest-
                                                                                                      ment Performance account
                                                                                                      until the later of attained
                                                                                                      age 75 or the first contract
                                                                                                      date anniversary.

                                                                                                    o A separate QP contract must
                                                                                                      be established for each plan
                                                                                                      participant.

                                                                                                    o We do not accept contribu-
                                                                                                      tions directly from the
                                                                                                      employer.

                                                                                                    o Only one subsequent contri-
                                                                                                      bution can be made during a
                                                                                                      contract year.

                                                                                                    o Contributions made after
                                                                                                      age 70-1/2 must be net of any
                                                                                                      required minimum distribu-
                                                                                                      tions.

See Appendix II at the end of this Prospectus for a discussion on purchase considerations for QP contracts.
-----------------------------------------------------------------------------------------------------------------------------------

* In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.


30 Contract features and benefits

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                          www.axa-equitable.com/green

                                 SERIES CP(SM)


-----------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER AND                                                              ADDITIONAL LIMITATIONS ON
 CONTRACT TYPE  ANNUITANT ISSUE AGES    MINIMUM CONTRIBUTIONS        SOURCE OF CONTRIBUTIONS       CONTRIBUTIONS TO THE CONTRACT*
-----------------------------------------------------------------------------------------------------------------------------------
NQ              0-70                    $10,000 (initial)            o After-tax money.             o You may make subsequent
                                                                                                      contributions to your Protec-
                                        $500 (if subsequent          o Paid to us by check or         tion with Investment
                                        contributions are permitted)   transfer of contract value     Performance account until
                                                                       in a tax-deferred exchange     attained age 71, or if later,
                                        $100 monthly and $300 quar-    under Section 1035 of the      the first contract date anni-
                                        terly under the automatic      Internal Revenue Code.         versary. However, once you
                                        investment program (if subse-                                 make a withdrawal from
                                        quent contributions are                                       your Protection with Invest-
                                        permitted)                                                    ment Performance account,
                                                                                                      subsequent contributions to
                                                                                                      your Protection with Invest-
                                                                                                      ment Performance account
                                                                                                      will no longer be permitted.

                                                                                                    o You may make subsequent
                                                                                                      contributions to your Invest-
                                                                                                      ment Performance account
                                                                                                      until the later of attained
                                                                                                      age 71 or the first contract
                                                                                                      date anniversary.
-----------------------------------------------------------------------------------------------------------------------------------

* In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.


                                               Contract features and benefits 31



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                          www.axa-equitable.com/green

                           SERIES CP(SM) (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER AND                                                            ADDITIONAL LIMITATIONS ON
 CONTRACT TYPE  ANNUITANT ISSUE AGES    MINIMUM CONTRIBUTIONS        SOURCE OF CONTRIBUTIONS       CONTRIBUTIONS TO THE CONTRACT*
-----------------------------------------------------------------------------------------------------------------------------------
Traditional IRA  20-70                   $10,000 (initial)           o Eligible rollover distribu-  o You may make subsequent
                                                                       tions from 403(b) plans,       contributions to your Protec-
                                         $50 (if subsequent contribu-  qualified plans and govern-    tion with Investment
                                         tions are permitted)          mental employer 457(b)         Performance account until
                                                                       plans.                         attained age 71, or if later,
                                         $100 monthly and $300 quar-                                  the first contract date anni-
                                         terly under the automatic   o Rollovers from another         versary. However, once you
                                         investment program (if        traditional individual         make a withdrawal from
                                         subsequent contributions are  retirement arrangement.        your Protection with Invest-
                                         permitted)                                                   ment Performance account,
                                                                     o Direct custodian-to-           subsequent contributions to
                                                                       custodian transfers from       your Protection with Invest-
                                                                       another traditional indi-      ment Performance account
                                                                       vidual retirement              will no longer be permitted.
                                                                       arrangement.
                                                                                                    o You may make subsequent
                                                                     o Regular IRA contributions.     contributions to your Invest-
                                                                                                      ment Performance account
                                                                     o Additional catch-up contri-    until the later of attained
                                                                       butions.                       age 71 or the first contract
                                                                                                      date anniversary.

                                                                                                    o Contributions made after
                                                                                                      age 70-1/2 must be net of
                                                                                                      required minimum distribu-
                                                                                                      tions; you also cannot make
                                                                                                      regular IRA contributions
                                                                                                      after age 70-1/2.

                                                                                                    o Although we accept regular
                                                                                                      IRA contributions (limited to
                                                                                                      $5,000 per calendar year)
                                                                                                      under traditional IRA con-
                                                                                                      tracts, we intend that the
                                                                                                      contract be used primarily
                                                                                                      for rollover and direct
                                                                                                      transfer contributions.

                                                                                                    o Subsequent catch-up contri-
                                                                                                      butions of up to $1,000 per
                                                                                                      calendar year where the
                                                                                                      owner is at least age 50 but
                                                                                                      under age 70-1/2 at any time
                                                                                                      during the calendar year for
                                                                                                      which the contribution is
                                                                                                      made.
-----------------------------------------------------------------------------------------------------------------------------------

* In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.


32 Contract features and benefits

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                          www.axa-equitable.com/green

                           SERIES CP(SM) (CONTINUED)


-----------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER AND                                                            ADDITIONAL LIMITATIONS ON
 CONTRACT TYPE  ANNUITANT ISSUE AGES    MINIMUM CONTRIBUTIONS        SOURCE OF CONTRIBUTIONS       CONTRIBUTIONS TO THE CONTRACT*
-----------------------------------------------------------------------------------------------------------------------------------
Roth IRA        20-70                   $10,000 (initial)            o Rollovers from another       o You may make subsequent
                                                                       Roth IRA.                      contributions to your Protec-
                                        $50 (if subsequent contribu-                                  tion with Investment
                                        tions are permitted)         o Rollovers from a "desig-       Performance account until
                                                                       nated Roth contribution        attained age 71, or if later,
                                        $100 monthly and $300 quar-    account" under specified       the first contract date anni-
                                        terly under the automatic      retirment plans.               versary. However, once you
                                        investment program (if subse-                                 make a withdrawal from
                                        quent contributions are      o Conversion rollovers from a    your Protection with Invest-
                                        permitted)                     traditional IRA or other       ment Performance account,
                                                                       eligible retirement plan.      subsequent contributions to
                                                                                                      your Protection with Invest-
                                                                     o Direct custodian-to-           ment Performance account
                                                                       custodian transfers from       will no longer be permitted.
                                                                       another Roth IRA.
                                                                                                    o You may make subsequent
                                                                     o Regular Roth IRA contribu-     contributions to your Invest-
                                                                       tions.                         ment Performance account
                                                                                                      until the later of attained
                                                                     o Additional catch-up contri-    age 71 or the first contract
                                                                       butions.                       date anniversary.

                                                                                                    o Conversion rollovers after
                                                                                                      age 70-1/2 must be net of
                                                                                                      required minimum distribu-
                                                                                                      tions for the traditional IRA
                                                                                                      or other eligible retirement
                                                                                                      plan that is the source of the
                                                                                                      conversion rollover.

                                                                                                    o Although we accept Roth
                                                                                                      IRA contributions (limited to
                                                                                                      $5,000 per calendar year)
                                                                                                      under Roth IRA contracts,
                                                                                                      we intend that the contract
                                                                                                      be used primarily for rollover
                                                                                                      and direct transfer contribu-
                                                                                                      tions.

                                                                                                    o Subsequent catch-up contri-
                                                                                                      butions of up to $1,000 per
                                                                                                      calendar year where the
                                                                                                      owner is at least age 50 at
                                                                                                      any time during the calendar
                                                                                                      year for which the contribu-
                                                                                                      tion is made.
-----------------------------------------------------------------------------------------------------------------------------------

* In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.


                                               Contract features and benefits 33

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                          www.axa-equitable.com/green

                           SERIES CP(SM) (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER AND                                                            ADDITIONAL LIMITATIONS ON
 CONTRACT TYPE  ANNUITANT ISSUE AGES    MINIMUM CONTRIBUTIONS        SOURCE OF CONTRIBUTIONS       CONTRIBUTIONS TO THE CONTRACT*
-----------------------------------------------------------------------------------------------------------------------------------
QP              20-70                   $10,000 (initial)            o Only transfer contributions   o You may make subsequent
                                                                       from other investments          contributions to your Protec-
                                        $500 (if subsequent contribu-  within an existing qualified    tion with Investment
                                         tions are permitted)          plan trust.                     Performance account until
                                                                                                       attained age 71, or if later,
                                                                     o The plan must be qualified      the first contract date anni-
                                                                       under Section 401(a) of the     versary. However, once you
                                                                       Internal Revenue Code.          make a withdrawal from
                                                                                                       your Protection with Invest-
                                                                     o For 401(k) plans, trans-        ment Performance account,
                                                                       ferred contributions may        subsequent contributions to
                                                                       not include any after-tax       your Protection with Invest-
                                                                       contributions, including        ment Performance account
                                                                       designated Roth contribu-       will no longer be permitted.
                                                                       tions.
                                                                                                     o You may make subsequent
                                                                                                       contributions to your Invest-
                                                                                                       ment Performance account
                                                                                                       until the later of attained
                                                                                                       age 71 or the first contract
                                                                                                       date anniversary.

                                                                                                     o A separate QP contract must
                                                                                                       be established for each plan
                                                                                                       participant.

                                                                                                     o We do not accept contribu-
                                                                                                       tions directly from the
                                                                                                       employer.

                                                                                                     o Only one subsequent contri-
                                                                                                       bution can be made during a
                                                                                                       contract year.

                                                                                                     o Contributions made after
                                                                                                       age 70-1/2 must be net of any
                                                                                                       required minimum distribu-
                                                                                                       tions.

See Appendix II at the end of this Prospectus for a discussion on purchase considerations of QP contracts.
-----------------------------------------------------------------------------------------------------------------------------------

* In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.


34 Contract features and benefits

    To receive this document electronically, sign up for e-delivery today at
                          www.axa-equitable.com/green

                                    SERIES C


-----------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER AND                                                            ADDITIONAL LIMITATIONS ON
 CONTRACT TYPE  ANNUITANT ISSUE AGES    MINIMUM CONTRIBUTIONS        SOURCE OF CONTRIBUTIONS       CONTRIBUTIONS TO THE CONTRACT*
-----------------------------------------------------------------------------------------------------------------------------------
NQ              0-85                    $25,000 (initial)            o After-tax money.             o You may make subsequent
                                                                                                      contributions to your Protec-
                                        $500 (if subsequent          o Paid to us by check or         tion with Investment
                                        contributions are permitted)   transfer of contract value in  Performance account until
                                                                       a tax-deferred exchange        attained age 75, or if later,
                                        $100 monthly and $300 quar-    under Section 1035 of the      the first contract date anni-
                                        terly under the automatic      Internal Revenue Code.         versary. However, once you
                                        investment program (if subse-                                 make a withdrawal from
                                        quent contributions are                                       your Protection with Invest-
                                        permitted)                                                    ment Performance account,
                                                                                                      subsequent contributions to
                                                                                                      your Protection with Invest-
                                                                                                      ment Performance account
                                                                                                      will no longer be permitted.

                                                                                                    o You any make subsequent
                                                                                                      contributions to your Invest-
                                                                                                      ment Performance account
                                                                                                      until the later of attained
                                                                                                      age 86 or the first contract
                                                                                                      date anniversary.
-----------------------------------------------------------------------------------------------------------------------------------

* In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.


                                               Contract features and benefits 35

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                          www.axa-equitable.com/green

                              SERIES C (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER AND                                                            ADDITIONAL LIMITATIONS ON
 CONTRACT TYPE  ANNUITANT ISSUE AGES    MINIMUM CONTRIBUTIONS        SOURCE OF CONTRIBUTIONS       CONTRIBUTIONS TO THE CONTRACT*
-----------------------------------------------------------------------------------------------------------------------------------
Traditional IRA 20-85                   $25,000 (initial)            o Eligible rollover distribu- o You may make subsequent
                                                                       tions from 403(b) plans,      contributions to your Protec-
                                        $50 (if subsequent contribu-   qualified plans and govern-   tion with Investment
                                        tions are permitted)           mental employer 457(b)        Performance account until
                                                                       plans.                        attained age 75, or if later,
                                        $100 monthly and $300 quar-                                  the first contract date anni-
                                        terly under the automatic    o Rollovers from another        versary. However, once you
                                        investment program (if subse-  traditional individual        make a withdrawal from
                                        quent contributions are        retirement arrangement.       your Protection with Invest-
                                        permitted)                                                   ment Performance account,
                                                                     o Direct custodian-to-          subsequent contributions to
                                                                       custodian transfers from      your Protection with Invest-
                                                                       another traditional indi-     ment Performance account
                                                                       vidual retirement             will no longer be permitted.
                                                                       arrangement.
                                                                                                   o You may make subsequent
                                                                     o Regular IRA contributions.    contributions to your Invest-
                                                                                                     ment Performance account
                                                                     o Additional catch-up contri-   until the later of attained
                                                                       butions.                      age 86 or the first contract
                                                                                                     date anniversary.

                                                                                                   o Contributions made after
                                                                                                     age 70-1/2 must be net of
                                                                                                     required minimum distribu-
                                                                                                     tions; you also cannot make
                                                                                                     regular IRA contributions
                                                                                                     after age 70-1/2.

                                                                                                   o Although we accept regular
                                                                                                     IRA contributions (limited to
                                                                                                     $5,000 per calendar year)
                                                                                                     under traditional IRA con-
                                                                                                     tracts, we intend that the
                                                                                                     contract be used primarily
                                                                                                     for rollover and direct trans-
                                                                                                     fer contributions.

                                                                                                   o Subsequent catch-up contri-
                                                                                                     butions of up to $1,000 per
                                                                                                     calendar year where the
                                                                                                     owner is at least age 50 but
                                                                                                     under age 70-1/2 at any time
                                                                                                     during the calendar year for
                                                                                                     which the contribution is
                                                                                                     made.
-----------------------------------------------------------------------------------------------------------------------------------

* In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.


36 Contract features and benefits

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                          www.axa-equitable.com/green

                              SERIES C (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER AND                                                            ADDITIONAL LIMITATIONS ON
 CONTRACT TYPE  ANNUITANT ISSUE AGES    MINIMUM CONTRIBUTIONS        SOURCE OF CONTRIBUTIONS       CONTRIBUTIONS TO THE CONTRACT*
-----------------------------------------------------------------------------------------------------------------------------------
Roth IRA        20-85                   $25,000 (initial)            o Rollovers from another       o You may make subsequent
                                                                       Roth IRA.                      contributions to your Protec-
                                        $50 (if subsequent contribu-                                  tion with Investment
                                        tions are permitted)         o Rollovers from a "desig-       Performance account until
                                                                       nated Roth contribution        attained age 75, or if later,
                                        $100 monthly and $300 quar-    account" under specified       the first contract date anni-
                                        terly under the automatic      retirement plans.              versary. However, once you
                                        investment program (if subse-                                 make a withdrawal from
                                        quent contributions are      o Conversion rollovers from a    your Protection with Invest-
                                        permitted)                     traditional IRA or other       ment Performance account,
                                                                       eligible retirement plan.      subsequent contributions to
                                                                                                      your Protection with Invest-
                                                                     o Direct custodian-to-           ment Performance account
                                                                       custodian transfers from       will no longer be permitted.
                                                                       another Roth IRA.
                                                                                                    o You may make subsequent
                                                                     o Regular Roth IRA contribu-     contributions to your Invest-
                                                                       tions.                         ment Performance account
                                                                                                      until the later of attained
                                                                     o Additional catch-up contri-    age 86 or the first contract
                                                                       butions.                       date anniversary.

                                                                                                    o Conversion rollovers after
                                                                                                      age 70-1/2 must be net of
                                                                                                      required minimum distribu-
                                                                                                      tions for the traditional IRA
                                                                                                      or other eligible retirement
                                                                                                      plan that is the source of the
                                                                                                      conversion rollover.

                                                                                                    o Although we accept Roth
                                                                                                      IRA contributions (limited to
                                                                                                      $5,000 per calendar year)
                                                                                                      under Roth IRA contracts,
                                                                                                      we intend that the contract
                                                                                                      be used primarily for rollover
                                                                                                      and direct transfer contribu-
                                                                                                      tions.

                                                                                                    o Subsequent catch-up contri-
                                                                                                      butions of up to $1,000 per
                                                                                                      calendar year where the
                                                                                                      owner is at least 50 at any
                                                                                                      time during the calendar
                                                                                                      year for which the contribu-
                                                                                                      tion is made.
-----------------------------------------------------------------------------------------------------------------------------------

* In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.


                                               Contract features and benefits 37

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                          www.axa-equitable.com/green

                              SERIES C (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER AND                                                             ADDITIONAL LIMITATIONS ON
 CONTRACT TYPE  ANNUITANT ISSUE AGES    MINIMUM CONTRIBUTIONS        SOURCE OF CONTRIBUTIONS        CONTRIBUTIONS TO THE CONTRACT*
-----------------------------------------------------------------------------------------------------------------------------------
Inherited IRA      0-70                 $25,000 (initial)            o Direct custodian-to-         o Any subsequent contribu-
Beneficiary                                                            custodian transfers of your    tions must be from the same
continuation                            $1,000 (if subsequent          interest as a death benefi-    type of IRA of the same
contract                                contributions are              ciary of the deceased          deceased owner.
(traditional                            permitted)                     owner's traditional indi-
IRA or                                                                 vidual retirement            o You may make subsequent
Roth IRA)                                                              arrangement or Roth IRA to     contributions to your Protec-
                                                                       an IRA of the same type.       tion with Investment
                                                                                                      Performance account until
                                                                     o Non-spousal beneficiary        attained age 75, or if later,
                                                                       direct rollover contribu-      the first contract date anni-
                                                                       tions from qualified plans,    versary. However, once you
                                                                       403(b) plans and governmen-    make a withdrawal from
                                                                       tal employer 457(b) plans      your Protection with Invest-
                                                                       may be made to an Inherited    ment Performance account,
                                                                       IRA contract under specified   subsequent contributions to
                                                                       circumstances.                 your Protection with Invest-
                                                                                                      ment Performance account
                                                                                                      will no longer be permitted.

                                                                                                    o You may make subsequent
                                                                                                      contributions to your Invest-
                                                                                                      ment Performance account
                                                                                                      until the later of attained
                                                                                                      age 86 or the first contract
                                                                                                      date anniversary.
-----------------------------------------------------------------------------------------------------------------------------------

* In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.


See "Tax information" later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" later in this Prospectus. Please review your contract for information on contribution limitations.


38 Contract features and benefits



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OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different from the owner. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner. For Series C contracts, we do not permit partnerships or limited liability corporations to be owners. We also reserve the right to prohibit availability of this contract to other non-natural owners.

For NQ contracts (with a single owner, joint owners, or a non-natural owner) we permit the naming of joint annuitants only when the contract is purchased through an exchange that is intended not to be taxable under Section 1035 of the Internal Revenue Code and only where the joint annuitants are spouses.

Under all IRA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. See "Inherited IRA Beneficiary continuation contract" later in this section for Inherited IRA owner and annuitant requirements.

For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for Single owner contracts, the surviving spouse must be the sole primary beneficiary. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules. Certain same-sex spouses or civil union partners may not be eligible for tax benefits under federal law and in some circumstances will be required to take post-death distributions that dilute or eliminate the value of the contractual benefit.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act in your state.

Under QP contracts, the owner must be the qualified plan trust and the annuitant must be a plan participant/employee. See Appendix II at the end of this Prospectus for more information regarding QP contracts.

Certain benefits under your contract, as described in this Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. Under QP contracts, all benefits are based on the age of the annuitant. In this Prospectus, when we use the terms owner and joint owner, we intend these to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. Unless otherwise stated, if the contract is jointly owned or is issued to a non-natural owner, benefits are based on the age of the older joint owner or older joint annuitant, as applicable.


PURCHASE CONSIDERATIONS FOR A CHARITABLE REMAINDER TRUST

(This section only applies to Series B and Series L contracts.)

If you are purchasing the contract to fund a charitable remainder trust and allocate any account value to the Protection with Investment Performance account, you should strongly consider "split-funding": that is the trust holds investments in addition to this Retirement Cornerstone(SM) Series contract. Charitable remainder trusts are required to make specific distributions. The charitable remainder trust annual distribution requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. The required distribution may have an adverse impact on the value of your Guaranteed benefits.

Series CP(SM) and Series C contracts are not available for purchase by charitable remainder trusts.


HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to an intended Section 1035 tax-free exchange or a direct transfer. For an IRA contract (traditional or Roth) your initial contribution must be a direct transfer contribution from another IRA contract (traditional or Roth, as the case may be) or a rollover from an IRA or other eligible retirement plan. We do not accept starter checks or travelers' checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form or not in accordance with our administrative procedures.

If your contract is sold by a financial professional of AXA Advisors, AXA Advisors will direct us to hold your initial contribution, whether received via check or wire, in a non-interest bearing "Special Bank Account for the Exclusive Benefit of Customers" while AXA Advisors ensures your application is complete and that suitability standards are met. AXA Advisors will either complete this process or instruct us to return your contribution to you within the applicable FINRA time requirements. Upon timely and successful completion of this review, AXA Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing.

--------------------------------------------------------------------------------
The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12 month period beginning on your contract date and each 12 month period after that date is a "contract year."
The end of each 12 month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is
April 30.
--------------------------------------------------------------------------------

If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your contract is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

If your financial professional is with a selling broker-dealer other than AXA Advisors, your initial contribution must generally be accompanied by a completed application and any other form we need to process the payments. If any information is missing or unclear, we will hold the


                                              Contract features and benefits  39



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contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you or your financial professional on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see "Dates and prices at which contract events occur" in "More information" later in this Prospectus.
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the following:

o Protection with Investment Performance variable investment options (used to fund Guaranteed benefits)

o Investment Performance variable investment options

o Guaranteed interest option

o the account for special money market dollar cost averaging (Series C and Series CP(SM) contracts only)

o the account for special dollar cost averaging (Series B and Series L contracts only)

As noted throughout this Prospectus, all eligible contracts will be issued with the GIB unless you opt out at the time you apply for your contract. Also, all eligible contracts will be issued with the Return of Principal death benefit unless you make an alternate election of the Highest Anniversary Value death benefit or "Greater of" death benefit. Your Guaranteed benefits do not need to be funded at issue. Also, any applicable charges will not be assessed until you fund your Protection with Investment Performance account. The Protection with Investment Performance variable investment options are used to fund these benefits.

Only amounts you allocate to the Protection with Investment Performance variable investment options and amounts in a Special DCA program designated for future transfers to the Protection with Investment Performance variable investment options will fund your Guaranteed benefits. These amounts will be included in the respective benefit bases of your Guaranteed benefits and will become part of your Protection with Investment Performance account value. All amounts allocated to the Protection with Investment Performance variable investment options and amounts in a Special DCA program designated for Protection with Investment Performance variable investment options are subject to the terms and conditions of the Guaranteed benefits under your contract.

If you allocate to investment options available to fund your Guaranteed benefits, you may later decide to change your allocation instructions in order to increase, decrease or stop the funding of your Guaranteed benefits. Also, if you have a Guaranteed benefit, there is no requirement that you must fund it either at issue or on any future date.

IF YOU HAVE A GUARANTEED BENEFIT AND ALLOCATE ANY AMOUNT TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS OR A SPECIAL DCA PROGRAM WITH AMOUNTS DESIGNATED FOR FUTURE TRANSFERS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU ARE FUNDING THE GUARANTEED BENEFITS UNDER YOUR CONTRACT. NO OTHER ACTION IS REQUIRED OF YOU. IF YOU DO NOT WISH TO FUND A GUARANTEED BENEFIT, YOU SHOULD NOT ALLOCATE CONTRIBUTIONS OR MAKE TRANSFERS TO YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT. SEE "ALLOCATING YOUR CONTRIBUTIONS" LATER IN THIS PROSPECTUS.

Once you allocate amounts to the Protection with Investment Performance variable investment options, such amounts may be transferred among the Protection with Investment Performance variable investment options in accordance with our Custom Selection Rules, but may not be transferred to the Investment Performance variable investment options or the guaranteed interest option. For more information, see "Transferring your money among investment options" later in this Prospectus.

The table below shows the current Protection with Investment Performance variable investment options and Investment Performance variable investment options available to you. It is important to note that the Protection with Investment Performance variable investment options are also available as Investment Performance variable investment options. The Protection with Investment Performance variable investment options invest in the same Portfolios as the corresponding Investment Performance variable investment options.


--------------------------------------------------------------------------------
 PROTECTION WITH INVESTMENT PERFORMANCE
 VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
 AXA STRATEGIC ALLOCATION
--------------------------------------------------------------------------------
o AXA Balanced Strategy                 o AXA Conservative Strategy

o AXA Conservative Growth Strategy      o AXA Moderate Growth Strategy
--------------------------------------------------------------------------------
 FIXED INCOME
--------------------------------------------------------------------------------
o EQ/Core Bond Index

o EQ/Intermediate Government Bond Index
--------------------------------------------------------------------------------
 EQUITY
--------------------------------------------------------------------------------
o AXA Growth Strategy                   o AXA Tactical Manager 500

o AXA Tactical Manager                  o AXA Tactical Manager 2000
  International

o AXA Tactical Manager 400
--------------------------------------------------------------------------------

40  Contract features and benefits



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
-----------------------------------------------------------------------------------------------
 INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS
-----------------------------------------------------------------------------------------------
o AXA Aggressive Allocation                         o Fidelity(R) VIP Freedom 2015
o AXA Moderate Allocation                             Portfolio
o AXA Moderate-Plus Allocation                      o Fidelity(R) VIP Freedom 2020
o All Asset Allocation                                Portfolio
o AXA Balanced Strategy                             o Fidelity(R) VIP Freedom 2025
o AXA Conservative Growth Strategy                    Portfolio
o AXA Conservative Strategy                         o Fidelity(R) VIP Freedom 2030
o AXA Growth Strategy                                 Portfolio
o AXA Moderate Growth Strategy                      o Fidelity(R) VIP Mid Cap Portfolio
o AXA Tactical Manager 2000                         o Fidelity(R) VIP Strategic Income
o AXA Tactical Manager 400                            Portfolio
o AXA Tactical Manager 500                          o Franklin Income Securities Fund
o AXA Tactical Manager                              o Franklin Strategic Income
  International                                       Securities Fund
o EQ/AllianceBernstein Dynamic                      o Franklin Templeton VIP Founding
  Wealth Strategies                                   Funds Allocation Fund
o EQ/AllianceBernstein International                o Mutual Shares Securities Fund
o EQ/AllianceBernstein Small Cap                    o Templeton Developing Markets
  Growth                                              Securities Fund
o EQ/AXA Franklin Small Cap Value                   o Templeton Foreign Securities Fund
  Core                                              o Templeton Global Bond Securities
o EQ/BlackRock Basic Value Equity                     Fund
o EQ/Boston Advisors Equity Income                  o Templeton Growth Securities Fund
o EQ/Capital Guardian Research                      o Goldman Sachs VIT Mid Cap Value
o EQ/Common Stock Index                               Fund
o EQ/Core Bond Index                                o Invesco V.I. Global Real Estate
o EQ/Davis New York Venture                           Fund
o EQ/Equity 500 Index                               o Invesco V.I High Yield Fund
o EQ/Franklin Core Balanced                         o Invesco V.I. International Growth
o EQ/Franklin Templeton Allocation                    Fund
o EQ/GAMCO Mergers and                              o Invesco V.I. Leisure Fund
  Acquisitions                                      o Invesco V.I. Mid Cap Core Equity
o EQ/GAMCO Small Company Value                        Fund
o EQ/Global Bond PLUS                               o Invesco V.I. Small Cap Equity Fund
o EQ/Global Multi-Sector Equity                     o Ivy Funds VIP Asset Strategy
o EQ/Intermediate Government                        o Ivy Funds VIP Dividend
  Bond Index                                          Opportunities
o EQ/International Core PLUS                        o Ivy Funds VIP Energy
o EQ/International ETF                              o Ivy Funds VIP Global Natural
o EQ/International Growth                             Resources
o EQ/International Value PLUS                       o Ivy Funds VIP High Income
o EQ/JPMorgan Value Opportunities                   o Ivy Funds VIP Mid Cap Growth
o EQ/Large Cap Growth Index                         o Ivy Funds VIP Science &
o EQ/Large Cap Growth PLUS                            Technology
o EQ/Large Cap Value Index                          o Ivy Funds VIP Small Cap Growth
o EQ/Large Cap Value PLUS                           o Lazard Retirement Emerging
o EQ/Mid Cap Index                                    Markets Equity Portfolio
o EQ/Mid Cap Value PLUS                             o Lord Abbett Bond Debenture
o EQ/Money Market                                   o Lord Abbett Classic Stock
o EQ/Montag & Caldwell Growth                       o Lord Abbett Growth Opportunities
o EQ/Morgan Stanley Mid Cap                         o MFS(R) International Value Portfolio
  Growth                                            o MFS(R) Investors Growth Stock
o EQ/Mutual Large Cap Equity                          Series
o EQ/Oppenheimer Global                             o MFS(R) Investors Trust Series
o EQ/PIMCO Ultra Short Bond                         o MFS(R) Technology Portfolio
o EQ/Small Company Index                            o MFS(R) Utilities Series
o EQ/T. Rowe Price Growth Stock                     o PIMCO VIT
o EQ/Templeton Global Equity                          CommodityRealReturn(R) Strategy
o EQ/Van Kampen Comstock                              Portfolio
o EQ/Wells Fargo Advantage Omega                    o PIMCO VIT Emerging Markets
  Growth                                              Bond Portfolio
o AllianceBernstein VPS Balanced                    o PIMCO VIT Real Return Strategy
  Wealth Strategy Portfolio                           Portfolio
o AllianceBernstein VPS                             o PIMCO VIT Total Return Portfolio
  International Growth Portfolio                    o ProFund VP Bear
o American Century VP Large                         o ProFund VP Biotechnology
  Company Value Fund                                o Rydex SGI VT Alternative Strate-
o American Century VP Mid Cap                         gies Allocation Fund
  Value Fund                                        o Rydex SGI VT Managed Futures
o BlackRock Global Allocation                         Strategy Fund
  V.I. Fund                                         o Rydex VT Inverse S&P 500 Strat-
o BlackRock Large Cap Growth                          egy Fund
  V.I. Fund                                         o T.Rowe Price Health Sciences
o Fidelity(R) VIP Asset Manager:                      Portfolio II
  Growth(R) Portfolio                               o Van Eck VIP Global Hard Assets
o Fidelity(R) VIP Contrafund(R) Portfolio             Fund
-----------------------------------------------------------------------------------------------

If you decide to participate in a Special DCA program, any amounts allocated to the program that are designated for future transfers to the Protection with Investment Performance variable investment options will be included in the Protection with Investment Performance account value. Any amounts allocated to a Special DCA program that are designated for future transfers to the Investment Performance variable investment options and the guaranteed interest option will be included in your Investment Performance account value. As discussed later in this section, the Special DCA programs allow you to gradually allocate amounts to available investment options through periodic transfers. You can allocate to either or both Investment Performance and Protection with Investment Performance variable investment options as part of your Special DCA program. See "Allocating your contributions" later in this section.


VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying Portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives their investment manager(s) and/or sub-adviser(s). We may, at any time, exercise our rights to limit or terminate your contributions and allocations to any of the variable investment options (including the Protection with Investment Performance variable investment options) and to limit the number of variable investment options which you may select.


                                              Contract features and benefits  41



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PORTFOLIOS OF THE TRUSTS

AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

The AXA Strategic Allocation Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Strategic Allocation Portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest, incidental to the sale of the contract, that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Strategic Allocation Portfolios than certain other Portfolios available to you under your contract. In addition, the AXA Strategic Allocation Portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risk associated with certain Guaranteed benefits based on its selection of underlying Portfolios in which each AXA Strategic Allocation Portfolio invests. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.



------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST                                                                       INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                 SHARE CLASS    OBJECTIVE                                     AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION      Class A        Seeks long-term capital appreciation.         o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION        Class A        Seeks long-term capital appreciation and      o AXA Equitable
                                              current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION   Class A        Seeks long-term capital appreciation and      o AXA Equitable
                                              current income, with a greater emphasis
                                              on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                                                                           INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                  SHARE CLASS   OBJECTIVE                                     AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
ALL ASSET ALLOCATION           Class IA       Seeks long-term capital appreciation and      o AXA Equitable
                                              current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY(1)       Class IB       Seeks long-term capital appreciation and      o AXA Equitable
                                              current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH        Class IB       Seeks current income and growth of capi-      o AXA Equitable
 STRATEGY(1)                                  tal, with a greater emphasis on current
                                              income.
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY(1)   Class IB       Seeks a high level of current income.         o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY(1)         Class IB       Seeks long-term capital appreciation and      o AXA Equitable
                                              current income, with a greater emphasis
                                              on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH            Class IB       Seeks long-term capital appreciation and      o AXA Equitable
 STRATEGY(1)                                  current income, with a greater emphasis
                                              on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 2000(1)   Class IB       Seeks a total return that is compatible to    o AllianceBernstein L.P.
                                              that of the Russell(R) 2000 Index by invest-
                                              ing in a combination of long and short        o AXA Equitable
                                              positions based on securities included in
                                              the Russell 2000(R) Index.                    o BlackRock Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------------

42 Contract features and benefits



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
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                                                                           INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                 SHARE CLASS    OBJECTIVE                                     AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 400(1)    Class IB       Seeks a total return that is compatible to    o AllianceBernstein L.P.
                                              that of the Standard & Poor's Mid Cap         o AXA Equitable
                                              400 Index by investing in a combination       o BlackRock Investment Management, LLC
                                              of long and short positions based on
                                              securities included in the Standard &
                                              Poor's MidCap 400 Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 500(1)    Class IB       Seeks a total return that is compatible to    o AllianceBernstein L.P.
                                              that of the Standard & Poor's 500 Com-        o AXA Equitable
                                              posite Stock Price Index ("S&P 500            o BlackRock Investment Management, LLC
                                              Index") by investing in a combination of
                                              long and short positions based on securi-
                                              ties included in the Standard & Poor's
                                              500 Composite Stock Price Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER           Class IB       Seeks a total return that is comparable to    o AllianceBernstein L.P.
 INTERNATIONAL(1)                             that of the Morgan Stanley Capital Inter-     o AXA Equitable
                                              national ("MSCI") EAFE Index or a             o BlackRock Investment Management, LLC
                                              combination of the ASX SPI 200 Index,
                                              Dow Jones Euro Stoxx 50 Index(R), FTSE
                                              100 Index and Tokyo Stock Price Index
                                              (collectively the "Indices") by investing in
                                              a combination of long and short positions
                                              based on securities included in the MSCI
                                              EAFE or the Indices.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN DYNAMIC   Class IB       Seeks to achieve total return from long-      o AllianceBernstein L.P.
 WEALTH STRATEGIES                            term growth of capital and income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN           Class IA       Seeks to achieve a total return (before       o AllianceBernstein L.P.
 INTERNATIONAL                                expenses) that approximates the total
                                              return performance of 40% DJ
                                              EuroSTOXX 50 Index, 25% FTSE 100
                                              Index, 25% TOPIX Index, and 10% S&P/
                                              ASX 200 Index, including reinvestment of
                                              dividends, at a risk level consistent with
                                              that of the composite index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL     Class IA       Seeks to achieve long-term growth of          o AllianceBernstein L.P.
 CAP GROWTH                                   capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP      Class IA       Seeks to achieve long-term total return.      o BlackRock Investment Management, LLC
 VALUE CORE                                                                                 o Franklin Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE       Class IA       Seeks to achieve capital appreciation and     o BlackRock Investment Management, LLC
 EQUITY                                       secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY      Class IA       Seeks a combination of growth and             o Boston Advisors, LLC
 INCOME                                       income to achieve an above-average and
                                              consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH   Class IA       Seeks to achieve long-term growth of          o Capital Guardian Trust Company
                                              capital.
------------------------------------------------------------------------------------------------------------------------------------

                                               Contract features and benefits 43



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
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                  SHARE CLASS   OBJECTIVE                                    AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX           Class IA      Seeks to achieve a total return before       o AllianceBernstein L.P.
                                              expenses that approximates the total
                                              return performance of the Russell 3000
                                              Index, including reinvestment of divi-
                                              dends, at a risk level consistent with that
                                              of the Russell 3000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX(1)           Class IB      Seeks to achieve a total return before       o SSgA Funds Management, Inc.
                                              expenses that approximates the total
                                              return performance of the Barclays Capi-
                                              tal Intermediate U.S. Government/Credit
                                              Index, including reinvestment of divi-
                                              dends, at a risk level consistent with that
                                              of the Intermediate Government/Credit
                                              Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE       Class IA      Seeks to achieve long-term growth of         o Davis Selected Advisers, L.P.
                                              capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX             Class IA      Seeks to achieve a total return before       o AllianceBernstein L.P.
                                              expenses that approximates the total
                                              return performance of the S&P 500 Index,
                                              including reinvestment of dividends, at a
                                              risk level consistent with that of the S&P
                                              500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED       Class IA      Seeks to maximize income while main-         o AXA Equitable
                                              taining prospects for capital appreciation.  o BlackRock Investment Management, LLC
                                                                                           o Franklin Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON           Class IA      Primarily seeks capital appreciation and     o AXA Equitable
 ALLOCATION                                   secondarily seeks income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND            Class IA      Seeks to achieve capital appreciation.       o GAMCO Asset Management Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY          Class IA      Seeks to maximize capital appreciation.      o GAMCO Asset Management Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS             Class IA      Seeks to achieve capital growth and cur-     o AXA Equitable
                                              rent income.                                 o BlackRock Investment Management, LLC
                                                                                           o First International Advisors, LLC
                                                                                           o Wells Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY   Class IA      Seeks to achieve long-term capital appre-    o AXA Equitable
                                              ciation.                                     o BlackRock Investment Management, LLC
                                                                                           o Morgan Stanley Investment Management
                                                                                             Inc.
------------------------------------------------------------------------------------------------------------------------------------

44 Contract features and benefits



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
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                   SHARE CLASS   OBJECTIVE                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT       Class IB     Seeks to achieve a total return before      o SSgA Funds Management, Inc.
 BOND INDEX(1)                                expenses that approximates the total
                                              return performance of the Barclays Capi-
                                              tal Intermediate Government Bond Index,
                                              including reinvestment of dividends, at a
                                              risk level consistent with that of the
                                              Barclays Capital Intermediate U.S. Gov-
                                              ernment Bond Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS       Class IA     Seeks to achieve long-term growth of        o AXA Equitable
                                              capital.                                    o BlackRock Investment Management, LLC
                                                                                          o Hirayama Investments, LLC
                                                                                          o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL ETF             Class IA     Seeks long-term capital appreciation.       o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH          Class IA     Seeks to achieve capital appreciation.      o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL VALUE PLUS(3)   Class IA     Seeks to provide current income and         o BlackRock Investment Management, LLC
                                              long-term growth of income, accompa-        o Northern Cross, LLC
                                              nied by growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE                Class IA     Seeks to achieve long-term capital appre-   o JPMorgan Investment Management Inc.
 OPPORTUNITIES                                ciation.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX        Class IA     Seeks to achieve a total return before      o AllianceBernstein L.P.
                                              expenses that approximates the total
                                              return performance of the Russell 1000
                                              Growth Index, including reinvestment of
                                              dividends at a risk level consistent with
                                              that of the Russell 1000 Growth Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS         Class IA     Seeks to provide long-term capital          o AXA Equitable
                                              growth.                                     o BlackRock Investment Management, LLC
                                                                                          o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX         Class IA     Seeks to achieve a total return before      o SSgA Funds Management, Inc.
                                              expenses that approximates the total
                                              return performance of the Russell 1000
                                              Value Index, including reinvestment of
                                              dividends, at a risk level consistent with
                                              that of the Russell 1000 Value Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS          Class IA     Seeks to achieve capital appreciation.      o AllianceBernstein L.P.
                                                                                          o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX                 Class IA     Seeks to achieve a total return before      o SSgA Funds Management, Inc.
                                              expenses that approximates the total
                                              return performance of the S&P Mid Cap
                                              400 Index, including reinvestment of
                                              dividends, at a risk level consistent with
                                              that of the S&P Mid Cap 400 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS            Class IA     Seeks to achieve long-term capital appre-   o AXA Equitable
                                              ciation.                                    o BlackRock Investment Management, LLC
                                                                                          o Wellington Management Company LLP
------------------------------------------------------------------------------------------------------------------------------------

                                               Contract features and benefits 45



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
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                   SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                   Class IA    Seeks to obtain a high level of current     o The Dreyfus Corporation
                                              income, preserve its assets and maintain
                                              liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL              Class IA    Seeks to achieve capital appreciation.      o Montag & Caldwell, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP         Class IA    Seeks to achieve capital growth.            o Morgan Stanley Investment Management
 GROWTH                                                                                     Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY        Class IA    Seeks to achieve capital appreciation,      o AXA Equitable
                                              which may occasionally be short-term,       o BlackRock Investment Management, LLC
                                              and secondarily, income.                    o Franklin Mutual Advisers, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL             Class IA    Seeks to achieve capital appreciation.      o OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND         Class IA    Seeks to generate a return in excess of     o Pacific Investment Management Company,
                                              traditional money market products while       LLC
                                              maintaining an emphasis on preservation
                                              of capital and liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX            Class IA    Seeks to replicate as closely as possible   o AllianceBernstein L.P.
                                              (before the deduction of Portfolio
                                              expenses) the total return of the Russell
                                              2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK     Class IA    Seeks to achieve long-term capital appre-   o T. Rowe Price Associates, Inc.
                                              ciation and secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY(4)     Class IA    Seeks to achieve long-term capital          o AXA Equitable
                                              growth.                                     o BlackRock Investment Management, LLC
                                                                                          o Templeton Global Advisors Limited
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK            Class IA    Seeks to achieve capital growth and         o Morgan Stanley Investment Management
                                              income.                                       Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO ADVANTAGE          Class IB    Seeks to achieve long-term capital          o Wells Capital Management, Inc.
 OMEGA GROWTH                                 growth.
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE
FUNDS) - SERIES II                                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                  OBJECTIVE                                                 AS APPLICABLE)

------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE The fund's investment objective is total return           o Invesco Advisors, Inc.
FUND                            through growth of capital and current income.             o Invesco Asset Management Limited
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND    The fund's investment objective is total return,          o Invesco Advisors, Inc.
                                comprised of current income and capital
                                appreciation.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL      The fund's investment objective is long-term              o Invesco Advisors, Inc.
GROWTH FUND                     growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. LEISURE FUND       The fund's investment objective is long-term              o Invesco Advisors, Inc.
                                growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE       The fund's investment objective is long-term              o Invesco Advisors, Inc.
  EQUITY FUND                   growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY   The fund's investment objective is long-term              o Invesco Advisors, Inc.
  FUND                          growth of capital.
------------------------------------------------------------------------------------------------------------------------------------

46 Contract features and benefits



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
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE
PRODUCT SERIES FUND, INC. -
CLASS B                                                                                   INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                  OBJECTIVE                                                 AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS           The Portfolio's investment objective is to                o AllianceBernstein L.P.
  BALANCED WEALTH STRATEGY      maximize total return consistent with the
  PORTFOLIO                     Adviser's determination of reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTER-    The Portfolio's investment objective is                   o AllianceBernstein L.P.
  NATIONAL GROWTH PORTFOLIO     long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE
PORTFOLIOS, INC. - CLASS II                                                               INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                  OBJECTIVE                                                 AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP LARGE       The fund seeks long-term capital growth. Income           o American Century Investment
  COMPANY VALUE FUND            is a secondary objective.                                   Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP     The fund seeks long-term capital growth. Income           o American Century Investment
  VALUE FUND                    is a secondary objective.                                   Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS,
INC. - CLASS III                                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                  OBJECTIVE                                                 AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION     To seek high total investment return.                     o BlackRock Advisors, LLC
  V.I. FUND                                                                               o BlackRock International Limited
                                                                                          o BlackRock Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP GROWTH      Seeks long-term capital growth.                           o BlackRock Advisors, LLC
  V.I. FUND                                                                               o BlackRock Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS FUND - SERVICE CLASS 2                                                           INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                  OBJECTIVE                                                 AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP ASSET MANAGER:  Seeks to maximize total return by allocating its          o Fidelity Management & Research Company
  GROWTH(R) PORTFOLIO           assets among stocks, bonds, short-term                      (FMR)
                                instruments, and other investments.
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R)   Seeks long-term capital appreciation.                     o Fidelity Management & Research Company
  PORTFOLIO                                                                                 (FMR)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2015    The fund seeks high total return with a                   o Strategic Advisers
  PORTFOLIO                     secondary objec- tive of principal preservation
                                as the fund approaches its target date and
                                beyond.
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2020    The fund seeks high total return with a                   o Strategic Advisers
  PORTFOLIO                     secondary objective of principal preservation
                                as the fund approaches its target date and
                                beyond.
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2025    The fund seeks high total return with a                   o Strategic Advisers
  PORTFOLIO                     secondary objective of principal preservation
                                as the fund approaches its target date and
                                beyond.
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2030    The fund seeks high total return with a                   o Strategic Advisers
  PORTFOLIO                     secondary objective of principal preservation
                                as the fund approaches its target date and
                                beyond.
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP         Seeks long-term growth of capital.                        o Fidelity Management & Research Company
  PORTFOLIO                                                                                 (FMR)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP STRATEGIC       Seeks a high level of current income. The fund            o Fidelity Management & Research Company
  INCOME PORTFOLIO              may also seek capital appreciation.                         (FMR)
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 47


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
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST -
CLASS 2                                                                                   INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                  OBJECTIVE                                                 AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES      The Fund's investment goal is to maximize income          o Franklin Advisers, Inc.
  FUND                          while maintaining prospects for capital
                                appreciation.
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME       The Fund s principal investment goal is to earn           o Franklin Advisers, Inc.
  SECURITIES FUND               a high level of current income. Its secondary
                                goal is long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUND-   The Fund's principal investment goal is capital           o Franklin Advisers, Inc.(2)
  ING FUNDS ALLOCATION FUND     appreciation. Its secondary goal is income.               o Franklin Mutual Advisers, LLC(2)
                                                                                          o Templeton Global Advisors, Limited(2)
------------------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND   The Fund's principal investment goal is capital           o Franklin Mutual Advisers, LLC
                                appreciation. Its secondary goal is income.
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING            Seek long-term capital appreciation.                      o Templeton Asset Management Ltd.
  MARKETS SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES    Seeks long-term capital growth.                           o Templeton Investment Counsel, LLC
  FUND
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND           Seeks high current income, consistent with                o Franklin Advisers, Inc.
  SECURITIES FUND               preservation of capital. Capital appreciation is
                                a secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES     The Fund's investment goal is long-term capital           o Templeton Global Advisors, Limited
  FUND                          growth.
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE
TRUST - SERVICE SHARES                                                                    INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                  OBJECTIVE                                                 AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP       Seeks long-term capital appreciation.                     o Goldman Sachs Asset Management, L.P.
  VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VARIABLE INSURANCE
PORTFOLIOS                                                                                INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                  OBJECTIVE                                                 AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ASSET STRATEGY    To seek high total return over the longterm.              o Waddell & Reed Investment Management
                                                                                            Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP DIVIDEND          Seeks to provide total return.                            o Waddell & Reed Investment Management
  OPPORTUNITIES                                                                             Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY            Seeks to provide long-term capital appreciation.          o Waddell & Reed Investment Management
                                                                                            Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP GLOBAL NATURAL    Seeks to provide long-term growth. Any income             o Waddell & Reed Investment Management
  RESOURCES                     realized will be incidental.                                Company (WRIMCO)

                                                                                          o MacKenzie Financial Corporation
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH INCOME       Seeks, as its primary objective, a high level             o Waddell & Reed Investment Management
                                of current income. As a secondary objective, the            Company (WRIMCO)
                                Portfolio seeks capital growth when consistent
                                with its primary objective.
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID CAP GROWTH    Seeks to provide growth of your investment.               o Waddell & Reed Investment Management
                                                                                            Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SCIENCE &         Seeks long-term growth of capital.                        o Waddell & Reed Investment Management
  TECHNOLOGY                                                                                Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------

48 Contract features and benefits



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
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VARIABLE INSURANCE
PORTFOLIOS                                                                                INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                  OBJECTIVE                                                 AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL CAP         Seeks growth of capital.                                  o Waddell & Reed Investment Management
  GROWTH                                                                                    Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.
SERVICE SHARES                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                  OBJECTIVE                                                 AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING      Seeks long-term capital appreciation.                     o Lazard Asset Management LLC
  MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES                                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                  OBJECTIVE                                                 AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE      The Fund's investment objective is to seek high           o Lord, Abbett & Co. LLC
                                current income and the opportunity for capital
                                appreciation to produce a high total return.
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT CLASSIC STOCK       The Fund's investment objective is growth of              o Lord, Abbett & Co. LLC
                                capital and growth of income consistent with
                                reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH              The Fund's investment objective is capital                o Lord, Abbett & Co. LLC
  OPPORTUNITIES                 appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUSTS
- SERVICE CLASS                                                                           INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                  OBJECTIVE                                                 AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE      The fund's investment objective is to seek                o Massachusetts Financial Services Company
  PORTFOLIO                     capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK   The fund's investment objective is to seek                o Massachusetts Financial Services Company
  SERIES                        capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES   The fund's investment objective is to seek                o Massachusetts Financial Services Company
                                capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO     The fund's investment objective is to seek                o Massachusetts Financial Services Company
                                capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES         The fund's investment objective is to seek total          o Massachusetts Financial Services Company
                                return.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST -
ADVISOR CLASS                                                                             INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                  OBJECTIVE                                                 AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT                       Seeks maximum real return consistent with                 o Pacific Investment Management Company
  COMMODITYREALRETURN(R)        prudent investment management.                              LLC
  STRATEGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT EMERGING MARKETS      Seeks maximum total return, consistent with               o Pacific Investment Management Company
  BOND PORTFOLIO                preservation of capital and prudent investment              LLC
                                management.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN           Seeks maximum real return, consistent with                o Pacific Investment Management Company
  STRATEGY PORTFOLIO            preservation of real capital and prudent                    LLC
                                investment management.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN          Seeks maximum total return, consistent with               o Pacific Investment Management Company
  PORTFOLIO                     preservation of capital and prudent investment              LLC
                                management.
------------------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP                                                                               INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                  OBJECTIVE                                                 AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
PROFUND VP BEAR                 Seeks daily investment results, before fees and           o ProFund Advisors LLC
                                expenses, that correspond to the inverse
                                (opposite) of the daily performance of the S&P
                                500 Index.
------------------------------------------------------------------------------------------------------------------------------------

                                               Contract features and benefits 49



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
------------------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP                                                                               INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                  OBJECTIVE                                                 AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
PROFUND VP BIOTECHNOLOGY        Seeks daily investment results, before fees and           o ProFund Advisors LLC
                                expenses, that correspond to the daily
                                performance of the Dow Jones U.S. Biotechnology
                                Index.
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST                                                                      INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                  OBJECTIVE                                                 AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
RYDEX SGI VT ALTERNATIVE        The fund seeks to provide investment results              o  Security Global Investors
  STRATEGIES ALLOCATION FUND    that match the performance of a benchmark for
                                measuring trends in the commodity and financial
                                futures markets. The Fund's current benchmark is
                                the Standard & Poor's Diversified Trends
                                Indicator(R) (the "benchmark" or the "S&P DTI").
------------------------------------------------------------------------------------------------------------------------------------
RYDEX SGI VT MANAGED FUTURES    The fund seeks to deliver a return that has a             o  Security Global Investors
  STRATEGY FUND                 low correlation to the returns of traditional
                                stock and bond asset classes as well as provide
                                capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VT INVERSE S&P 500        The fund seeks to provide investments results             o  Security Global Investors
  STRATEGY FUND                 that match the performance of a specefic
                                benchmark on a daily basis. The Fund's current
                                benchmark io BlackRock Investment Management, LLCs the inverse (opposite) of the performance of the S&P 500(R) Index (the
                                "underlying index").
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC.                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                  OBJECTIVE                                                 AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE HEALTH SCIENCES   Seeks long-term capital appreciation.                     o T. Rowe Price Associates, Inc.
  PORTFOLIO - II
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP TRUST -
S CLASS                                                                                   INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                  OBJECTIVE                                                 AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD         Seeks long-term capital appreciation by                   o Van Eck Associates Corporation
  ASSETS FUND                   investing primarily in "hard asset" securities.
                                Income is a secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------

(1) This variable investment option is also available as a Protection with Investment Performance variable investment option should you decide to fund your Guaranteed benefits. For more information, please see "What are your investment options under the contract?" earlier in this section.

(2) Franklin Templeton VIP Founding Funds Allocation Fund is a fund-of-funds. Franklin Advisers, Inc., Franklin Mutual Advisers, LLC and Templeton Global Advisors, Limited are the investment managers of the underlying funds. Franklin Templeton Services, LLC serves as the Fund's administrator.

(3) This is the Portfolio's new name effective on or about February 22, 2011, subject to regulatory approval. Its former name was EQ/BlackRock International Value.

(4) Effective on or about March 1, 2011, Templeton Investment Counsel, LLC will replace Templeton Global Advisers Limited as the Sub-Adviser to the EQ/Templeton Global Equity Portfolio. AXA Equitable will continue to serve as the Investment Manager of the Portfolio.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-789-7771.


50 Contract features and benefits

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GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus. Any amounts allocated to the guaranteed interest option will not be included in your Protection with Investment Performance account value.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1) the minimum interest rate guaranteed over the life of the contract,

(2) the yearly guaranteed interest rate for the calendar year, and

(3) the current interest rate.

We set current interest rates periodically, based on our discretion and according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before the deduction of annual administrative charges.

Your lifetime minimum rate is 1.00%. The data page for your contract shows the lifetime minimum rate. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2011 is 1.00%. Current interest rates will never be less than the yearly guaranteed interest rate.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

Generally, contributions and transfers into and out of the guaranteed interest option are limited. See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfers from the guaranteed interest option.

ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING. (Series B and L contracts only) The account for special dollar cost averaging is part of our general account. We pay interest at enhanced guaranteed rates in this account for specified time periods. However, we are under no obligation to offer enhanced guaranteed rates at any point in time. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, based on our discretion and according to the procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you select will be shown in your contract for an initial contribution. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See "Dollar cost averaging" later in this section for rules and restrictions that apply to the account for special dollar cost averaging.


ALLOCATING YOUR CONTRIBUTIONS

You may allocate your contributions to the Investment Performance variable investment options, the guaranteed interest option or one of our Special DCA programs (depending on what series of Retirement Cornerstone(SM) you purchase). If you are eligible to have one or more Guaranteed benefits and you wish to fund them, you may allocate contributions to the Protection with Investment Performance variable investment options or one of our Special DCA programs (depending on what series of Retirement Cornerstone(SM) you purchase). Also, we limit the number of variable investment options which you may select.

Only amounts you allocate to the Protection with Investment Performance variable investment options and amounts in a Special DCA program designated for future transfers to the Protection with Investment Performance variable investment options will fund your Guaranteed benefits. These amounts will be used to calculate your Guaranteed benefit bases and will become part of your Protection with Investment Performance account value.

For example:

You purchase a Series B contract with an initial contribution of $100,000 and have the GIB and the Highest Anniversary Value death benefit. You allocate $60,000 to the Protection with Investment Performance variable investment options and $40,000 to the Investment Performance variable investment options. The $60,000 will be included in your Protection with Investment Performance account value and will be used to calculate your GIB and Highest Anniversary Value benefit bases. $40,000 will be included in your Investment Performance account value.

Allocations must be whole percentages and you may change your allocations at any time. No more than 25% of any contribution to the contract may be allocated to the guaranteed interest option. The total of your allocations into all available investment options must equal 100%. We reserve the right to discontinue, and/or place additional limitations on, contributions to any of the variable investment options, including the Protection with Investment Performance variable investment options. We also reserve the right to discontinue acceptance of contributions into the contract. See "Additional limitations on contributions to the contract" in the table in "How you can purchase and contribute to your contract" under "Contract features and benefits."

It is important to note that the contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him or her regarding any different arrangements that may apply.

CUSTOM SELECTION RULES (APPLICABLE TO YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT ONLY)

For allocations to your Protection with Investment Performance account, you must allocate your contributions and transfers in accordance with our Custom Selection Rules. The Custom Selection Rules require that all of your Protection with Investment Performance


                                              Contract features and benefits  51

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account value be allocated according to the category and investment option limits described below. Allocations to the Protection with Investment Performance account may be made through contributions and transfers from your Investment Performance account. These Custom Selection Rules do not apply to amounts allocated to your Investment Performance account.

Your Protection with Investment Performance account value must be allocated among the Protection with Investment Performance variable investment options in the following three categories:

CATEGORY 1 -- AXA STRATEGIC ALLOCATION
     AXA Balanced Strategy
     AXA Conservative Growth Strategy
     AXA Conservative Strategy
     AXA Moderate Growth Strategy

CATEGORY 2 -- FIXED INCOME
     EQ/Core Bond Index
     EQ/Intermediate Government Bond Index

CATEGORY 3 -- EQUITY
     AXA Growth Strategy
     AXA Tactical Manager International
     AXA Tactical Manager 400
     AXA Tactical Manager 500
     AXA Tactical Manager 2000

Your contributions in the three categories must also generally be allocated according to the following category and investment option limits.

CATEGORY AND INVESTMENT OPTION LIMITS. The chart below sets forth the general category and investment option limits for allocations to your Protection with Investment Performance account only. The categories and investment option limits described here do not apply to amounts allocated to your Investment Performance account.

--------------------------------------------------------------------------------
                                                CATEGORY
                           -----------------------------------------------------
                               1. AXA
                              STRATEGIC        2. FIXED         3. EQUITY
                              ALLOCATION        INCOME
Maximum for category            None(1)          None               60%

Minimum for category            None             40%(2)            None

Maximum for each                None             None              10%(3)
option
--------------------------------------------------------------------------------

(1) IF THERE IS ANY ALLOCATION TO CATEGORY 3, THERE IS A 40% MINIMUM ALLO-CATION REQUIREMENT TO CATEGORY 2, THUS LIMITING THE AMOUNT THAT MAY BE ALLOCATED TO CATEGORY 1.

(2)  Applies only if there is any allocation to Category 3.

(3) AXA Tactical Manager 400 and AXA Tactical Manager 2000 have a 10% maximum limit individually. AXA Growth Strategy, AXA Tactical Manager International and AXA Tactical Manager 500 are not subject to a per fund maximum.

There are no minimum allocations for any one Protection with Investment Performance variable investment option. Allocations must be in whole percentages.

We reserve the right to change our Custom Selection Rules at any time. We also reserve the right to discontinue, and/or place additional limitations on, contributions and transfers into any or all Protection with Investment Performance Protection account variable investment options, either directly or through one of our Special DCA programs. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS.

POSSIBLE CHANGES TO THE CUSTOM SELECTION RULES. We may in the future revise the category limits, the investment limits, the categories themselves, and the investment options within each category, as well as combine the investment options within the same or in different categories (collectively, "category and investment option limits").

If we change our Custom Selection Rules, please note the following:

o Any amounts you have allocated among the Protection with Investment Performance variable investment options will not be automatically reallocated to conform with the new Custom Selection Rules.

o If your allocation instructions on file prior to a change to our Custom Selection Rules do not comply with our new Custom Selection Rules:

    -- you will not be automatically required to change your allocation instructions;

    -- if you make a subsequent contribution, you will not be required to change your allocation instructions;

    -- if you initiate a transfer, you will be required to change your instructions.

o Any change to your allocation instructions must comply with our new Custom Selection Rules. Your new allocation instructions will apply to all future transactions, including subsequent contributions, transfers and rebalancing.

AUTOMATIC QUARTERLY REBALANCING Other than amounts attributable to a Special DCA program that are designated for your Protection with Investment Performance variable investment options, your Protection with Investment Performance account value will be rebalanced automatically every three months. Rebalancing will occur on the same day of the month as your contract date. If that date is after the 28th of a month, rebalancing will occur on the first business day of the following month. If the date occurs on a date other than a business day, the rebalancing will occur on the next business day. Rebalancing for the last quarter of a contract year will occur on the contract date anniver-


52  Contract features and benefits

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sary. If this date occurs on a day other than a business day, the rebalance will occur on the business day immediately preceding the contract date anniversary. When we rebalance, we will transfer amounts among the Protection with Investment Performance variable investment options so that the percentage of your Protection with Investment Performance account value in each option at the end of the rebalancing date matches the most recent allocation instructions that we have received from you. Rebalancing does not assure a profit or protect against loss, so you should periodically review your allocation percentages as your needs change. You may request a rebalancing on the transaction date of a subsequent contribution.

A transfer among the Protection with Investment Performance variable investment options does not automatically change your allocation instructions for the rebalancing of your Protection with Investment Performance account value on a quarterly basis. This means that upon the next scheduled rebalancing, we will transfer amounts among your Protection with Investment Performance variable investment options pursuant to the allocation instructions on file. If you wish to change allocation instructions for the quarterly rebalancing, these instructions must meet our then current category and investment option limits and must be in writing on a form we provide.

If we change our Custom Selection Rules, your quarterly rebalancing will continue in accordance with your existing allocation instructions, unless you submit new allocation instructions.

If we discontinue contributions and transfers to the Protection with Investment Performance variable investment options, we reserve the right to default any subsequent contribution or scheduled transfer in a Special DCA program to the corresponding Investment Performance variable investment option, which invests in the same underlying Portfolio.

We may offer an optional rebalancing program for amounts allocated to your Investment Performance variable investment options and the guaranteed interest option. For more information, see "Rebalancing among your Investment Performance variable investment options and guaranteed interest option" in "Transferring your money among investment options" later in this Prospectus.

ALLOCATION INSTRUCTION CHANGES. You may change your instructions for allocations of future contributions. Any revised allocation instructions will also be used for quarterly rebalancing. Any revised allocation instructions must meet the category and investment option limits in place at the time that the instructions are received.

TRANSFERS. Once you allocate amounts to the Protection with Investment Performance variable investment options, such amounts may be transferred among the Protection with Investment Performance variable investment options in accordance with our Custom Selection Rules, but may not be transferred to the Investment Performance variable investment options or the guaranteed interest option. See "Transferring your account value" in "Transferring your money among investment options."


DOLLAR COST AVERAGING

We offer a variety of dollar cost averaging programs. Not all of the programs described here are available with each Retirement Cornerstone(SM) Series contract. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term.

All amounts in a dollar cost averaging program will be transferred at the completion of the time period you select. Currently, our Special DCA programs time periods do not extend beyond 12 months. These plans of investing do not guarantee that you will earn a profit or be protected against losses.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------

We offer the following dollar cost averaging programs in the Retirement Cornerstone(SM) Series contracts:

   o Special dollar cost averaging;

   o Special money market dollar cost averaging;

   o General dollar cost averaging;

   o Investment simplifier.

The only dollar cost averaging programs that are available to fund your Guaranteed benefits are special dollar cost averaging and special money market dollar cost averaging (together, the "Special DCA programs"). Depending on the Retirement Cornerstone(SM) Series contract you own, you will have one of the Special DCA programs available to you, but not both. Amounts allocated to a Special DCA program that are designated for future transfers to the Protection with Investment Performance variable investment options are included in the benefit bases for your Guaranteed benefits. The Special DCA programs allow you to gradually fund your Guaranteed benefits through systematic transfers to the Protection with Investment Performance variable investment options. Also, you may make systematic transfers to the Investment Performance variable investment options and the guaranteed interest option. Amounts in the account for special dollar cost averaging are credited with an enhanced interest rate over the time period selected. Amounts in the account for special money market dollar cost averaging are immediately invested in the EQ/Money Market variable investment option. Only new contributions may be allocated to a Special DCA program. For information on how a Special DCA program may affect certain Guaranteed benefits, see "Guaranteed income benefit" and "Guaranteed minimum death benefits" later in this section.

General dollar cost averaging and Investment simplifier, on the other hand, can only be used for systematic transfers to your Investment Performance variable investment options. Our Investment simplifier program is available for scheduled transfers from the guaranteed interest option to the Investment Performance variable investment options. Our General dollar cost averaging program is available for scheduled transfers from the EQ/Money Market variable investment option to the Investment Performance variable investment options. Below, we provide detail regarding each of the programs.


                                              Contract features and benefits  53

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Generally, you may not elect both a dollar cost averaging program and a rebalancing option. The only exception is if you elect our Investment simplifier program with Option I under our rebalancing programs, which does not rebalance amounts in the guaranteed interest option. For more information on our rebalancing programs, see "Rebalancing among your Investment Performance variable investment options and guaranteed interest option" in "Transferring your money among investment options."

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging programs. Not all dollar cost averaging programs are available in all states. For a state-by-state description of all material variations of this contract, including information on the availability of our dollar cost averaging programs in your state, see Appendix V later in this Prospectus..

OUR SPECIAL DCA PROGRAMS. We currently offer the "Special dollar cost averaging program" under the Series B and Series L contracts and the "Special money market dollar cost averaging program" under the Series C and Series CP(SM) contracts.


SPECIAL DOLLAR COST AVERAGING

Under the special dollar cost averaging program, you may dollar cost average from the account for special dollar cost averaging, which is part of the general account. We credit daily interest, which will never be less than the guaranteed lifetime minimum rate for the guaranteed interest option, to amounts allocated to this account. Currently, the guaranteed lifetime minimum rate is 1.00%. We guarantee to pay the current interest rate that is in effect on the date that your contribution is allocated to this account. That interest rate will apply to that contribution as long as it remains in the account for special dollar cost averaging. The guaranteed interest rate for the time period that you select will be shown in your contract for your initial contribution. We set the interest rates periodically, based on our discretion and according to procedures that we have. We reserve the right to change these procedures.

We will transfer amounts from the account for special dollar cost averaging into the investment options you designate over an available time period that you select. If the special dollar cost averaging program is selected at the time of the application to purchase the contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the duration of the time period selected at application. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the duration of the time period selected at application. Contribution(s) made to the account for special dollar cost averaging after the contract has been issued will be credited with the then current interest rate on the date the contribution is received by us for the time period initially selected by you. Once the time period you selected has ended, you may select another time period for future contributions. At that time, you may also select a different allocation for transfers to the investment options, or, if you wish, we will continue to use the allocation that you previously made.

SPECIAL MONEY MARKET DOLLAR COST AVERAGING

Under the special money market dollar cost averaging program, you may dollar cost average from the account for special money market dollar cost averaging, which is part of the EQ/Money Market variable investment option. We will transfer amounts from the account for special money market dollar cost averaging into the Protection with Investment Performance variable investment options, the Investment Performance variable investment options and the guaranteed interest option over an available time period that you select. One of the primary benefits of the special money market dollar cost averaging program is that amounts in the program designated for the Protection with Investment Performance variable investment options count toward your Guaranteed benefits on the business day you establish the program.

                            ----------------------

Under both Special DCA programs, the following applies:

o Initial contributions to a Special DCA program must be at least $2,000; subsequent contributions to an existing Special DCA program must be at least $250;

o Subsequent contributions to an existing program does not extend the time period of the program;

o Contributions into a Special DCA program must be new contributions; you may not make transfers from amounts allocated to other investment options to initiate a Special DCA program;

o We offer time periods of 3, 6 or 12 months. We may also offer other time periods;

o Contributions to a Special DCA program may be designated for the Protection with Investment Performance variable investment options, the Investment Performance variable investment options and/or the guaranteed interest option, subject to the following:

    -- If you want to take advantage of one of our Special DCA pro grams, 100% of your contribution must be allocated to either the account for special dollar cost averaging or the account for special money market dollar cost averaging. In other words, your contribution cannot be split between the Special DCA program and any other investment options available under the contract.

    -- If you want to dollar cost average into the guaranteed interest option, 100% of your contribution must be allocated to the Special DCA program. Up to 25% of your Special DCA program may be designated for the guaranteed interest option, even if such a transfer would result in more than 25% of your Total account value being allocated to the guaranteed interest option. See "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus.

o Your instructions for the program must match your allocation instructions on file on the day the program is established. If you change your allocation instructions on file while the Special DCA program is in effect, the ratio of amounts allocated to the Protection with Investment Performance account to amounts allocated to the


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    Investment Performance account will not change. However, amounts will be allocated within each account according to your new instructions.

o Your Guaranteed benefit base(s) will be increased to reflect any contribution to the Special DCA program that you have instructed us to transfer to the Protection with Investment Performance variable investment options. The Annual Roll-up rate (or Deferral bonus Roll-up rate, if applicable) in effect on your contract will apply immediately to any contribution that is designated to be transferred to the Protection with Investment Performance variable investment options. For Series CP(SM) contracts, the Annual Roll-up rate (or Deferral bonus Roll-up rate, if applicable) in effect will not be applied to credits associated with contributions allocated to the Special DCA program that are designated to be transferred to the Protection with Investment Performance variable investment options.

o IF WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS AND TRANSFERS INTO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, AND YOUR SPECIAL DCA PROGRAM HAS TRANSFERS SCHEDULED TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, THE PROGRAM WILL CONTINUE FOR ITS DURATION. HOWEVER, SUBSEQUENT CONTRIBUTIONS TO ANY PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS UNDER A SPECIAL DCA PROGRAM WILL NOT BE PERMITTED;

o IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS.

o We will transfer all amounts by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a Special DCA program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the Special DCA program, but not later than the 28th day of the month. The only transfers that will be made are your regularly scheduled transfers to the variable investment options. If you request to transfer any other amounts from your Special DCA program, we will transfer all of the value that you have remaining in the account to the investment options according to the allocation percentages for the Special DCA program that we have on file for you;

o Except for withdrawals made under our Automatic RMD withdrawal service or our other automated withdrawal programs (systematic withdrawals and substantially equal withdrawals), or for the assessment of contract charges, any unscheduled partial withdrawal from your Special DCA program will terminate your Special DCA program. Any amounts remaining in the account after the program terminates will be transferred to the destination investment options according to your Special DCA program allocation instructions. Any withdrawal which results in a reduction in the Special DCA program amount previously included in your Guaranteed benefit bases will reduce the Guaranteed benefit bases as described later in this Prospectus. See "How withdrawals affect your Guaranteed benefits" later in this section;

o If you elect any dollar cost averaging program, rebalancing Option II is not available. If you elect a general dollar cost averaging program or special money market dollar cost averaging, rebalancing Option I is not available. See "Rebalancing among your Investment Performance variable investment options and guaranteed interest option" in "Transferring your money among investment options" later in this Prospectus to learn more about rebalancing;

o All of the dollar cost averaging programs available under your Retirement Cornerstone(SM) Series contracts can be selected if you enrolled in our Systematic transfer program. However, no amounts will be transferred out of a Special DCA program as part of the Systematic transfer program;

o A Special DCA program may not be in effect at the same time as a general dollar cost averaging program;

o The only dollar cost averaging program available to fund your Guaranteed benefits is a Special DCA program;

o You may cancel your participation at any time. If you terminate your Special DCA program, we will allocate any remaining amounts in your Special DCA program pursuant to your program allocations on file;

o If you are dollar cost averaging into the Protection with Investment Performance variable investment options when you decide to drop all Guaranteed benefits ("post-funding drop"), we will default future transfers designated for the Protection with Investment Performance variable investment options to the corresponding Investment Performance variable investment options that invest in the same underlying Portfolios. Also, you can cancel your Special DCA program and accelerate all transfers to the corresponding Investment Performance variable investment options. See "Dropping or changing your Guaranteed benefits" later in this section and Appendix I for more information.

o We may offer these programs in the future with transfers on a different basis. Your financial professional can provide information in the time periods and interest rates currently available in your state, or you may contact our processing office.

GENERAL DOLLAR COST AVERAGING PROGRAM

If your value in the EQ/Money Market variable investment option is at least $5,000, you may choose, at any time, to have a specified dollar


                                              Contract features and benefits  55

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amount or percentage of your value transferred from that option to any of the
Investment Performance variable investment options. For a state-by-state description of all material variations of this contract, including information on the availability of our general dollar cost averaging program, see Appendix V later in this Prospectus.

You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market variable investment option have been transferred out. The minimum amount that we will transfer each time is $250. The instructions for the program may differ from your allocation instructions on file.

If, on any transfer date, your value in the EQ/Money Market variable investment option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

You may not participate in our optional rebalancing programs if you elect the general dollar cost averaging program.


INVESTMENT SIMPLIFIER

FIXED-DOLLAR OPTION. Under this option, you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the Investment Performance variable investment options of your choice. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Unlike the account for special dollar cost averaging, the fixed dollar option does not offer enhanced rates. Also, this option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified if this occurs. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, provided the transfer complies with the same guaranteed interest option transfer limitations referenced above. If the transfer does not comply with the transfer limitations, the transfer will not be made and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

INTEREST SWEEP OPTION. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the Investment Performance variable investment options of your choice. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. If the amount in the guaranteed interest option falls below $7,500 at the beginning of the month, no transfer will be made that month. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office. Transfers under the Interest sweep option are subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus.


CREDITS (for Series CP(SM) contracts)

A credit will also be allocated to your Total account value at the same time that we allocate your contribution. Credits are allocated to the same investment options based on the same percentages used to allocate your contributions. We do not include credits in calculating any of your Guaranteed benefit bases under the contract, except to the extent that any credits are part of the Protection with Investment Performance account value, which is used to calculate the Highest Anniversary Value benefit base or a benefit base reset in connection with the GIB benefit base or the Roll-up to age 85 benefit base (used to calculate the "Greater of" death benefit). For more information on how Credits affect your benefit bases, see "Series CP(SM) Credits and your Guaranteed benefit bases" later in this section.

The amount of the credit will be either 4% or 5% of each contribution based on your total first-year contributions.

--------------------------------------------------------------------------------
                                         CREDIT PERCENTAGE
                                            APPLIED TO
   FIRST YEAR TOTAL CONTRIBUTIONS          CONTRIBUTIONS
--------------------------------------------------------------------------------
Less than $350,000                               4%

$350,000 or more                                 5%
--------------------------------------------------------------------------------

This credit percentage will be credited to your initial contribution and each subsequent contribution made in the first contract year (after adjustment as described below), as well as those in the second and later contract years. THE CREDIT WILL APPLY TO SUBSEQUENT CONTRIBUTIONS ONLY TO THE EXTENT THAT THE SUM OF THAT CONTRIBUTION AND PRIOR CONTRIBUTIONS TO WHICH NO CREDIT WAS APPLIED EXCEEDS THE TOTAL WITHDRAWALS MADE FROM THE CONTRACT SINCE THE ISSUE DATE. THE CREDIT WILL NOT BE APPLIED IN CONNECTION WITH A PARTIAL CONVERSION OF A TRADITIONAL IRA CONTRACT TO A ROTH IRA CONTRACT.

For example, assume you make an initial contribution of $100,000 to your contract with the entire amount allocated to the Investment Per-


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formance account. Your Investment Performance account is credited with $4,000
(4% x $100,000). After that, you decide to withdraw $7,000 from your contract. Later, you make a subsequent contribution of $3,000 to the Investment Performance account. You receive no credit on your $3,000 contribution since it does not exceed your total withdrawals ($7,000). Further assume that you make another subsequent contribution of $10,000 to the Investment Performance account. At that time, your Investment Performance account will be credited with $240 [4% x (10,000 + 3,000 - 7,000)].

Although the credit, as adjusted at the end of the first contract year, will be based upon first year total contributions, the following rules affect the percentage with which contributions made in the first contract year are credited during the first contract year:

o Indication of intent: If you indicate in the application at the time you purchase your contract an intention to make contributions to equal or exceed $350,000 in the first contract year (the "Expected First Year Contribution Amount") and your initial contribution is at least $175,000, your credit percentage will be as follows:

    -- For any contributions resulting in total contributions to date less than your Expected First Year Contribution Amount, the credit percentage will be the percentage that applies to the Expected First Year Contribution Amount based on the table above.

    -- If, at the end of the first contract year, your total contributions were lower than your Expected First Year Contribution Amount such that the credit applied should have been 4%, we will recover any Excess Credit. The Excess Credit is equal to the difference between the credit that was actually applied based on your Expected First Year Contribution Amount (as applicable) and the credit that should have been applied based on first year total contributions. Here, that would be 1%.

    -- The "Indication of intent" approach to first year contributions is not available in all states. Please see Appendix V later in this Prospectus for more information on state availability.

For example:

In your application, you include an Indication of intent to contribute $350,000 and make an initial contribution of $200,000. You do not make any additional contributions in the first contract year. Your Total account value will initially be credited with $10,000 (5% x $200,000). On your contract date anniversary, your Total account value will be reduced by $2,000 (1% x $200,000).

o   No indication of intent:

    -- For your initial contribution, we will apply the credit percent age based upon the above table.

    -- For any subsequent first contract year contribution that results in the higher applicable credit percentage (based on total contributions to date), we will increase the credit percentage applied to that contribution, as well as any prior or subsequent contributions made in the first contract year, accordingly.

In addition to the recovery of any Excess Credit, we will recover all of the credit or a portion of the credit in the following situations:

o If you exercise your right to cancel the contract, we will recover the entire credit made to your contract (see "Your right to cancel within a certain number of days" later in this Prospectus). Also, you will not be reimbursed for any charges deducted before cancellation, except in states where we are required to return the amount of your contributions. In states where we are required to return your account value, the amount we return to you upon cancellation will reflect any investment gain or loss in the variable investment options (less the daily charges we deduct) associated with your contributions and the full amount of the credit. See "Charges and expenses" later in this Prospectus for more information.

o If you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years.

o If the owner (or older joint owner, if applicable) dies during the one-year period following our receipt of a contribution to which a credit was applied, we will recover the amount of such credit.

For example:

You make an initial contribution of $100,000 to your contract and your Total account value is credited with $4,000 (4% x $100,000). If you (i) exercise your right to cancel the contract, (ii) start receiving annuity payments within three years of making the contribution, or (iii) die during the one-year period following the receipt of the contribution, we will recapture the entire credit and reduce your Total account value by $4,000.

When we recover any portion of a credit, we take the dollar amount of the credit from your investment options on a pro-rata basis. We do not include credits in the calculation of any withdrawal charge. We do not include credits in calculating any of your Guaranteed benefit bases under the contract, except to the extent that any credits are part of your Protection with Investment Performance account value, which is used to calculate the Highest Anniversary Value death benefit or a reset under the GIB benefit base reset or a reset of the Roll-up to age 85 component of the "Greater of" death benefit. Credits are included in the assessment of any charge that is based on your account value. Credits are also not considered to be part of your investment in the contract for tax purposes. See "Series CP(SM) Credits and your Guaranteed benefit bases" later in this section.

We use a portion of the operations charge and withdrawal charge to help recover our cost of providing the Credit. We expect to make a profit from these charges. See "Charges and expenses" later in this Prospectus. The charge associated with the credit may, over time, exceed the sum of the credit and any related earnings. While we cannot state with any certainty when this will happen, we believe that it is likely that if you hold your Series CP(SM) contract for 20 years, you may be better off in a contract without a credit, and with a lower operations charge. Your actual results will depend on the investment returns on your contract. Therefore, if you plan to hold the contract for an extended period of time, you may wish to consider purchasing a contract that does not include a credit. You should consider this possibility before purchasing the contract.


                                              Contract features and benefits  57

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For a state-by-state description of all material variations of the contracts, including information on the recovery of credits, see Appendix V later in this Prospectus.


GUARANTEED INCOME BENEFIT

This section describes the Guaranteed income benefit, or "GIB". The GIB guarantees, subject to certain restrictions, annual lifetime payments ("Lifetime GIB payments") that are calculated by applying a percentage (which is based on age 95 (or the age of a younger joint life, if applicable) or your age at the time your Protection with Investment Performance account goes to zero or contract maturity) to your GIB benefit base. The GIB also allows you to take certain withdrawals (your "Annual withdrawal amount") prior to the beginning of your Lifetime GIB payments. Your Annual withdrawal amount for the next contract year is calculated each contract date anniversary by applying a percentage ("the Annual Roll-up rate") to your GIB benefit base. Lifetime GIB payments and your Annual withdrawal amount are described later in this section. With respect to your GIB, it is important to note the following:

o Once a withdrawal is taken from your Protection with Investment Performance account, you cannot make additional contributions to your Protection with Investment Performance account, either directly or through a Special DCA program. You can, however, continue to make transfers from your Investment Performance account to the Protection with Investment Performance variable investment options until such time you make a subsequent contribution to your Investment Performance account at which point transfers into the Protection with Investment Performance account will no longer be available. Scheduled transfers from an existing Special DCA program will continue, even after such subsequent contribution is made to the Investment Performance account.

o Withdrawals in excess of your Annual withdrawal amount (an "Excess withdrawal") can greatly reduce the value of your GIB. An Excess withdrawal that reduces your Protection with Investment Performance account value to zero will cause your GIB to terminate.

In order to fund your Guaranteed income benefit, you must make contributions or transfers to the Protection with Investment Performance account. All allocations to the Protection with Investment Performance account must be made in accordance with our Custom Selection Rules. The Custom Selection Rules require that all of your Protection with Investment Performance account value be allocated according to certain category and investment option limits. IF YOU ALLOCATE MONEY TO THE "EQUITY" CATEGORY, YOUR ALLOCATION INSTRUCTIONS MUST INCLUDE AT LEAST A 40% MINIMUM ALLOCATION TO THE "FIXED INCOME" CATEGORY. This will also limit the amount that may be allocated to the "AXA Strategic Allocation" Category. For detailed information on how our Custom Selection Rules work, see "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus.

For Series CP(SM) contracts, any credit amounts attributable to your contributions allocated to the Protection with Investment Performance account are not included in your GIB benefit base. If you decide to transfer amounts from your Investment Performance account to your Protection with Investment Performance variable investment options, only amounts representing contributions and earnings will increase your GIB benefit base.

The GIB is issued with all eligible contracts unless you tell us you do not want it (or "opt out") at the time you apply for your Retirement Cornerstone(SM) contract. Currently, the GIB is issued to owners age 20-75 (ages 20-70 for Series CP(SM)) and with all contract types except Inherited IRA. If the contract is jointly owned, eligibility for the GIB will be issued based on the older owner's age. The GIB cannot be added to your contract later if you decide to opt-out.

You can drop your GIB at any time prior to funding your Protection with Investment Performance account. For all Series except Series C, if you fund your Protection with Investment Performance account at issue, you can drop your GIB provided that the contributions to the contract are no longer subject to withdrawal charges. If you fund your Protection with Investment Performance account after issue, you cannot drop the GIB until the later of (i) the contract date anniversary following the date the Protection with Investment Performance account is funded, and (ii) the expiration of all withdrawal charges. For Series C contracts, if you fund the Protection with Investment Performance account at issue, you can drop your GIB if your contract has been in force for at least four contract years. It is important to note that if you decide to drop your GIB, either before or after funding your Protection with Investment Performance account, your Guaranteed minimum death benefit may be affected. Please see "Dropping or changing your Guaranteed benefits" later in this section and Appendix I for more information.

--------------------------------------------------------------------------------
The GIB is issued with all eligible contracts unless you tell us you do not want it (or "opt out") at the time you complete your application.
--------------------------------------------------------------------------------

When you purchase a contract with the GIB, you can combine it with one of our Guaranteed minimum death benefits: (i) the Return of Principal death benefit,
(ii) the Highest Anniversary Value death benefit, or (iii) the "Greater of" death benefit.

There is an additional charge for the GIB which is described under "Guaranteed income benefit charge" in "Charges and expenses" later in this Prospectus.

If you have the GIB and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus.

--------------------------------------------------------------------------------
The Guaranteed income benefit should be regarded as a safety net only.
--------------------------------------------------------------------------------

GIB BENEFIT BASE

Your GIB has a benefit base. Your GIB benefit base is not an account value or cash value. The GIB benefit base is used to calculate your Lifetime GIB payments, your Annual withdrawal amount and the charge for the benefit. Your GIB benefit base is equal to:

o Your initial contribution and any subsequent contributions to the Protection with Investment Performance variable investment options, either directly or through a Special DCA program; plus


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o   Any amounts in a Special DCA program that are designated for future transfers to the Protection with Investment Performance variable investment options; plus

o Any transfers to the Protection with Investment Performance variable investment options; less

o A deduction that reflects any "Excess withdrawal" amounts (plus any applicable withdrawal charges); plus

o "Deferral bonus Roll-up amount" OR any "Annual Roll-up amount", minus a deduction that reflects any withdrawals up to the Annual withdrawal amount. (Withdrawal charges do not apply to amounts withdrawn up to the Annual withdrawal amount.)

--------------------------------------------------------------------------------
Either the Deferral bonus Roll-up amount or the Annual Roll-up amount is credited to the benefit bases of your Guaranteed benefits on each contract date anniversary. These amounts are calculated by taking into account your GIB benefit base from the preceding contract date anniversary, the applicable Roll-up rate under your contract, contributions and transfers to the Protection with Investment Performance account during the contract year and for the Annual Roll-up amount, any withdrawals up to the Annual withdrawal amount during the contract year. The calculation of both the Deferral bonus Roll-up amount and the Annual Roll-up amount are discussed later in this section.
--------------------------------------------------------------------------------

Beginning in the contract year that follows the contract year in which you fund your Protection with Investment Performance account, if your Lifetime GIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your GIB benefit base. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the GIB benefit base at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your GIB benefit base until the end of the contract year. THE PORTION OF ANY WITHDRAWAL IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL REDUCE YOUR GIB BENEFIT BASE ON A PRO-RATA BASIS. SEE "ANNUAL WITHDRAWAL AMOUNT" LATER IN THIS SECTION.

Every three contract years from your contract date up to the contract date anniversary following your 95th birthday or contract maturity (if earlier), your GIB benefit base will automatically reset to equal your Protection with Investment Performance account value if your Protection with Investment Performance account value is greater than the calculation described above. The GIB benefit base reset is described in more detail below.

Only amounts you allocate to the Protection with Investment Performance variable investment options and amounts in a Special DCA program designated for the Protection with Investment Performance variable investment options will fund your GIB. These amounts will be included in your GIB benefit base and will become part of your Protection with Investment Performance account value. See "Allocating your contributions" earlier in this section for more information.

For example:

You purchase a Retirement Cornerstone(SM) -- Series B contract with an initial contribution of $100,000 and allocate $60,000 to the Protection with Investment Performance variable investment options and $40,000 to the Investment Performance variable investment options. Your initial GIB benefit base will be $60,000.

Provided you did not opt out of the GIB, you can fund your GIB benefit by allocating money to the Protection with Investment Performance variable investment options (either directly or through a special DCA program) immediately or at some later date. Allocations to the Protection with Investment Performance variable investment options also fund your Guaranteed minimum death benefit. Please note that all allocations to your Protection with Investment Performance account must comply with our Custom Selection Rules. See "Allocating your contributions" earlier in this section.

Your "Deferral bonus Roll-up amount" and "Annual Roll-up amount" are described below. Your GIB benefit base stops "rolling up" on the contract date anniversary following the owner's (or older joint owner's, if applicable) 95th birthday. If the annuitant is older than the owner, the contract maturity date (the point at which Lifetime GIB payments must begin and Roll-ups will end) will precede the owner's 95th birthday.

For contracts with non-natural owners, the GIB benefit base will be based on the annuitant's (or older joint annuitant's) age.

The amount of the deduction for an "Excess withdrawal" and the deduction for the Annual withdrawal amount are described under "How withdrawals affect your Guaranteed benefits later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

For Series CP(SM) contracts only, any credit amounts attributable to your contributions are not included in your GIB benefit base. This includes credit amounts transferred from your Investment Performance account. Credits to your Investment Performance account are always considered transferred first. Amounts transferred in excess of credit amounts, which may include earnings on the credit amounts, will increase your GIB benefit base. All transfers, however, will increase your Protection with Investment Performance account value by the total amount of the transfer.

For example, you make an initial contribution of $100,000 and allocate the entire $100,000 to the Investment Performance variable investment options. Your Investment Performance account is credited with $4,000 (4% x $100,000). Assume you later transfer $5,000 to the Protection with Investment Performance variable investment options, which represents the credit amount plus earnings, some of which are attributable to the credit amount. Your GIB benefit base would equal $1,000 ($5,000 - $4,000). However, your Protection with Investment Performance account value would still increase by the transfer, which in this example is $5,000. For more information, see "Series CP(SM) contracts and your Guaranteed benefit bases" below.

As discussed earlier in this section, your GIB benefit base is not an account value or cash value. As a result, the GIB benefit base cannot be split or divided in any proportion in connection with a divorce. See "How divorce may affect your Guaranteed benefits" in "More information."

Please see Appendix III later in this Prospectus for an example of how the GIB benefit base is calculated.


                                              Contract features and benefits  59

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You do not have an Annual withdrawal amount in the first contract year in which you fund your Protection with Investment Performance account. A withdrawal from your Protection with Investment Performance account in the first contract year in which you fund the Protection with Investment Performance account will reduce your GIB benefit base on a pro-rata basis. Beginning with the contract year that follows the contract year in which you fund your Protection with Investment Performance account, if your Lifetime GIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GIB benefit base. The portion of a withdrawal in excess of your Annual withdrawal amount will reduce your GIB benefit base on a pro-rata basis. See "Annual withdrawal amount" later in this section.

ANNUAL ROLL-UP RATE

The Annual Roll-up rate is used to calculate your Annual withdrawal amount. It is also used to calculate amounts credited to your GIB benefit base for the contract year in which the first withdrawal is made from your Protection with Investment Performance account and all subsequent contract years. A different Roll-up rate is used to calculate amounts credited to your GIB benefit base in the contract years prior to the first withdrawal from your Protection with Investment Performance account -- it is called the "Deferral bonus Roll-up rate". The Deferral bonus Roll-up rate is described below.

The Annual Roll-up rate is variable and is tied to the Ten-Year Treasuries Formula Rate described below, but the minimum rate will never be less than 4% or greater than 8% in all contract years. The Annual Roll-up rate will be set at our discretion, subject to the stated minimum. We reserve the right, however, to declare an Annual Roll-up rate that is greater than 8%.

    o TEN-YEAR TREASURIES FORMULA RATE. For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 1.00%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.


DEFERRAL BONUS ROLL-UP RATE

The Deferral bonus Roll-up rate is only used to calculate amounts credited to your GIB benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protection with Investment Performance account. The Deferral bonus Roll-up rate is never used to calculate your Annual withdrawal amount under the GIB.

Beginning with the first contract year in which you fund your Protection with Investment Performance account, the Roll-up amount credited to your GIB benefit base at the end of the contract year (the "Deferral bonus Roll-up amount") will be calculated using the Deferral bonus Roll-up rate. Once you take a withdrawal from your Protection with Investment Performance account, the Deferral bonus Roll-up amount will not be credited at the end of the contract year in which the withdrawal was taken and will terminate for the life of the contract. Instead, the Annual Roll-up amount will be credited.

The Deferral bonus Roll-up rate is designed as an incentive to defer taking your first withdrawal from your Protection with Investment Performance account until later contract years while potentially building greater Guaranteed benefit bases with a higher Roll-up rate.

The Deferral bonus Roll-up rate is variable and is tied to the Deferral Bonus Ten-Year Treasuries Formula Rate described below. The minimum Deferral bonus Roll-up rate will never be less than 4% or greater than 8% in all contract years up until the first withdrawal from the Protection with Investment Performance account. The Deferral bonus Roll-up rate will be set at our discretion, subject to the stated minimum. We reserve the right, however, to declare a Deferral bonus Roll-up rate that is greater than 8%.

    o DEFERRAL BONUS TEN-YEAR TREASURIES FORMULA RATE. For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 1.50%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

As described above, both the Annual Roll-up rate and the Deferral bonus Roll-up rate will never be less than 4% or greater than 8% in all contract years. Based on the underlying formula rates that are used in arriving at the two Roll-up rates, it is expected that the Deferral bonus Roll-up rate will generally be 0.50% greater than the Annual Roll-up rate. However, this is not guaranteed. In certain interest rate environments, the Deferral bonus Roll-up rate may not always be 0.50% greater than the Annual Roll-up rate. In some cases, it may be more or less than 0.50% greater than the Annual Roll-up rate.

Examples:

    o Assume the calculation of Ten-Year Treasuries Formula Rate results in an Annual Roll-up rate of 3.75% and the calculation of the Deferral Bonus Ten-Year Treasuries Formula Rate results in a Deferral bonus Roll-up rate of 4.25%. Since the Annual Roll-up rate is subject to a guaranteed minimum of 4%, the Annual Roll-up rate would be 4%. The Deferral bonus Roll-up rate would remain 4.25% having met the same guaranteed minimum.

    o Assume the calculation of Ten-Year Treasuries Formula Rate results in an Annual Roll-up rate of 7.75% and the calculation of the Deferral Bonus Ten-Year Treasuries Formula Rate results in a Deferral bonus Roll-up rate of 8.25%. Since the Annual Roll-up rate is below the guaranteed maximum of 8%, the Annual Roll-up rate would remain 7.75%. The Deferral bonus Roll-up rate would be 8% because it would have exceeded our guaranteed maximum.


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It is important to note that on each contract date anniversary, we will apply either the Annual Roll-up rate or the Deferral bonus Roll-up rate to your GIB benefit base based on whether you have ever taken a withdrawal from the Protection with Investment Performance account. In statements we provide you, we will show you the Roll-up amounts under both rate scenarios. Once you take a withdrawal from your Protection with Investment Performance account, the Deferral bonus Roll-up rate will no longer be shown on your statements.

NEW BUSINESS RATES. Your initial Annual Roll-up rate will not be less than 4% or, if greater, the Ten-Year Treasuries Formula Rate. Your initial Deferral bonus Roll-up rate will not be less than 4% or, if greater, the Deferral bonus Ten-Year Treasuries Formula Rate. Once a contract is issued with the Annual Roll-up and Deferral bonus rates that are then in effect for new business, those rates will be applicable for one contract year even if you fund your Guaranteed benefits later in that contract year. The new business rates are no longer applicable after the first contract year -- even if you fund your Guaranteed benefits after the first contract year.

75 DAY RATE LOCK-IN. If your initial contribution is received within 75 days of the date you sign your application, your initial Annual Roll-up rate and Deferral bonus Roll-up rate will be the greater of the rates in effect on the date of the application or the rates in effect on the date your contract is issued. If we do not receive your initial contribution within 75 days of the date you sign you application, your initial Annual Roll-up rate and Deferral bonus Roll-up rate will be the rates in effect on the date we issue your contract. However, our procedures may result in the return of your application if we do not receive your initial contribution within 75 days of the date you sign your application. For a state-by-state description of all material variations of this contract, including whether a different rate lock-in period applies in your state, see Appendix V later in this Prospectus.

Example:

     You sign your application for Retirement Cornerstone(SM) Series contract on September 15th. On that date the Annual Roll-up rate and Deferral bonus Roll-up rates are 4.50% and 5.00%, respectively. Your initial contribution is received by way of a rollover contribution on October 5th and the contract is issued the next day. On that date the Annual Roll-up rate and Deferral bonus Roll-up rates are 4.25% and 4.75%, respectively. In this example, your contract will be issued with the rates that were "locked in" at the time you signed your application, not the lower rates that were in effect on the date your contract was issued.

These are your initial Annual Roll-up and Deferral bonus Roll-up rates and they will apply to your contract for one full contract year. In the next contract year, Renewal rates will apply.

RENEWAL RATES. As of the beginning of the contract year, starting with the second contract year, a new Annual Roll-up rate will apply to your contract. A new Deferral bonus Roll-up rate will also apply provided you have never taken a withdrawal from your Protection with Investment Performance account. These "Renewal rates" will never be less than 4% or, if greater, the underlying Ten-Year Treasuries Formula Rate (for the Annual Roll-up Rate) and Deferral bonus Ten-Year Treasuries Formula Rate (for the Deferral bonus Roll-up rate).

These Renewal rates may be more than or less than, or equal to, your initial Annual Roll-up rate and Deferral bonus Roll-up rate. We also reserve the right to set new business rates that are higher than Renewal rates.

Any transfers or contributions to the Protection with Investment Performance variable investment options, either directly or through a Special DCA program and any contribution amounts in a Special DCA program that are designated for future transfers to the Protection with Investment Performance variable investment options, after the first day of any contract year will get the Annual Roll-up rate and Deferral bonus Roll-up rate in effect as of the most recent contract date anniversary.

NOTIFICATION OF ANNUAL ROLL-UP RATE AND RENEWAL RATES. If you have the GIB, your contract will indicate the Annual Roll-up rate and Deferral bonus Roll-up rate for your first contract year. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund the GIB after the first contract year, you can contact a Customer Service Representative or visit www.axa-equitable.com to find out the current Annual Roll-up rate and if applicable, the Deferral bonus Roll-up rate for your contract. In addition, your annual statement of contract values will show your current Renewal rates, as well as the previous year's Annual Roll-up rate or Deferral bonus Roll-up rate (whichever applies) for your contract. This information can also be found online, through your Online Access Account.

--------------------------------------------------------------------------------
The Annual Roll-up rate is used to calculate your Annual withdrawal amount and the credit to your GIB benefit base if you have taken a withdrawal from your Protection with Investment Performance account. The Deferral bonus Roll-up rate is used to calculate the credit to your GIB benefit base until a withdrawal is made.
--------------------------------------------------------------------------------


ANNUAL ROLL-UP AMOUNT AND ANNUAL GIB BENEFIT BASE ADJUSTMENT

The Annual Roll-up amount is an amount credited to your GIB benefit base on each contract date anniversary if there has ever been a withdrawal from your Protection with Investment Performance account. This amount is calculated by taking into account your GIB benefit base from the preceding contract date anniversary, the Annual Roll-up rate under your contract, contributions and transfers to the Protection with Investment Performance account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. The Annual Roll-up amount adjustment to your GIB benefit base is a primary way to increase the value of your GIB benefit base.

Your Annual Roll-up amount at the end of the contract year is calculated, as follows:

o   your GIB benefit base on the preceding contract date anniversary, multiplied by:

o the Annual Roll-up rate that was in effect on the first day of the contract year; less

o any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus


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o   A pro-rated Roll-up amount for any contribution to the Protection with
    Investment Performance variable investment options during the contract year; plus

o A pro-rated Roll-up amount for any transfer from the Investment Performance account and/or Guaranteed interest option to the Protection with Investment Performance variable investment options during the contract year; plus

o A pro-rated Roll-up amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protection with Investment Performance variable investment options during the contract year.

A pro-rated Roll-up amount is based on the number of days in the contract year after the contribution or transfer.

DEFERRAL BONUS ROLL-UP AMOUNT AND ANNUAL GIB BENEFIT BASE ADJUSTMENT

The Deferral bonus Roll-up amount is an amount credited to your GIB benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protection with Investment Performance account. The amount is calculated by taking into account your GIB benefit base from the preceding contract date anniversary, the applicable Deferral bonus Roll-up rate under your contract and contributions and transfers to the Protection with Investment Performance account during the contract year. The Deferral bonus Roll-up amount adjustment to your GIB benefit base is a primary way to increase the value of your GIB benefit base. Your Deferral bonus Roll-up amount at the end of the contract year is calculated as follows:

o   your GIB benefit base on the preceding contract date anniversary, multiplied by:

o the Deferral bonus Roll-up rate that was in effect on the first day of the contract year; plus

o A pro-rated Deferral bonus Roll-up amount for any contribution to the Protection with Investment Performance variable investment options during the contract year; plus

o A pro-rated Deferral bonus Roll-up amount for any transfer from the Investment Performance account and/or Guaranteed interest option to the Protection with Investment Performance variable investment options during the contract year; plus

o A pro-rated Deferral bonus Roll-up amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protection with Investment Performance variable investment options during the contract year.

A pro-rated Deferral bonus Roll-up amount is based on the number of days in the contract year after the contribution or transfer.

                    --------------------------------------

THE GIB BENEFIT BASE STOPS ROLLING UP ON THE CONTRACT DATE ANNIVERSARY FOLLOWING THE OWNER'S (OR OLDER JOINT OWNER, IF APPLICABLE) 95TH BIRTHDAY OR, IF EARLIER, AT CONTRACT MATURITY, OR THE OWNER'S (OR OLDER JOINT OWNER'S, IF APPLICABLE) DEATH.

GIB BENEFIT BASE RESET

Your GIB benefit base will automatically "reset" to equal the Protection with Investment Performance account value, if higher, every three contract years from your contract date, up to the contract date anniversary following your 95th birthday or contract maturity, if earlier. If you choose to fund your Protection with Investment Performance account after issue, the eligibility for resets every three years is still based on the contract date and not the date that you first funded the Protection with Investment Performance account.

For Series CP(SM) contracts, any credit amounts that are part of your Protection with Investment Performance account value are included in the calculation of your GIB benefit base reset.

If a reset is not applicable on any eligible contract date anniversary, the GIB benefit base will not be eligible to be reset again until the next eligible contract date anniversary. For example, even if the GIB benefit base did not reset on the third contract date anniversary, it will not be eligible again for a reset until the sixth contract date anniversary. For jointly-owned contracts, eligibility to reset the GIB benefit base is based on the age of the older owner. For non-naturally owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

--------------------------------------------------------------------------------
Whether you fund your GIB at contract issue or some later date, the contract date anniversaries on which your GIB benefit base is eligible for a reset are the same.
--------------------------------------------------------------------------------

WE RESERVE THE RIGHT TO INCREASE THE FEE FOR THE GIB IF THE GIB BENEFIT BASE RESETS. Please see the "Fee table" earlier in this Prospectus and "Charges and expenses" later in this Prospectus for more information about the charge. Your GIB benefit base will reset automatically unless you opt out. We will notify you at least 45 days prior to your contract date anniversary if your GIB benefit base is eligible for a reset and if a fee increase has been declared. If you do not want your fee to increase, you must notify us in writing at least 30 days prior to the contract date anniversary on which your GIB benefit base could reset that you want to opt out of the reset. You can send us a written request to opt back in to automatic resets at a later date. The then current fee will apply upon the next reset. Your GIB benefit base would be eligible for resets based on the same schedule: every three contract years from the contract date.

If we do not increase the charge for the GIB when a benefit base resets, the total dollar amount charged on future contract date anniversaries may still increase as a result of the reset since the charges may be applied to a higher GIB benefit base. See "Charges and expenses" later in this Prospectus for more information.


ANNUAL WITHDRAWAL AMOUNT


(APPLICABLE PRIOR TO THE BEGINNING OF LIFETIME GIB PAYMENTS)

Your Annual withdrawal amount is calculated on the first day of each contract year beginning with the contract year that follows the contract year in which the Protection with Investment Performance account is funded, and is equal to:

o   the Annual Roll-up rate in effect at the time, multiplied by;

o   the GIB benefit base as of the most recent contract date anniversary.


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Beginning with the contract year that follows the contract year in which you fund your Protection with Investment Performance account, if your Lifetime GIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your GIB benefit base and adversely affecting your Lifetime GIB payments. IT IS IMPORTANT TO NOTE THAT WITHDRAWALS IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL HAVE A HARMFUL EFFECT ON BOTH YOUR GIB BENEFIT BASE AND LIFETIME GIB PAYMENTS. AN EXCESS WITHDRAWAL THAT REDUCES YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT TO ZERO WILL CAUSE YOUR GIB TO TERMINATE. You do not have an Annual withdrawal amount in the contract year in which you fund the Protection with Investment Performance account. For a state-by-state description of all material variations of this contract, including information on how withdrawals affect your Guaranteed benefit bases, see Appendix IV later in this Prospectus.

A withdrawal from your Protection with Investment Performance account in the first contract year in which the Protection with Investment Performance account is funded, will reduce your GIB benefit base on a pro-rata basis. A withdrawal from your Protection with Investment Performance account in excess of your Annual withdrawal amount, and all subsequent withdrawals from your Protection with Investment Performance account in that contract year, will always reduce your GIB benefit base on a pro-rata basis. This is referred to as an "Excess withdrawal". The reduction of your GIB benefit base on a pro-rata basis means that we calculate the percentage of your current Protection with Investment Performance account value that is being withdrawn and we reduce your current GIB benefit base by the same percentage. A pro-rata withdrawal will have a significant adverse effect on your benefit base in cases where the Protection with Investment Performance account value is less than the benefit base. For an example of how a pro-rata reduction works, see "How withdrawals affect your Guaranteed benefits" later in this section. A WITHDRAWAL FROM YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL.

For more information, see "Example of how your Annual withdrawal amount; Annual Roll-up amount and annual GIB benefit base adjustment; and the effect of an Excess withdrawal is calculated" below in this section. See also "How withdrawals affect your Guaranteed benefits" later in this section and see Appendix VII later in this Prospectus for examples of how withdrawals affect your Annual withdrawal amount.

Your Annual withdrawal amount is always calculated using the Annual Roll-up rate in effect for your contract at the beginning of the contract year. The Deferral bonus Roll-up rate, described above, is never used for the purposes of calculating the Annual withdrawal amount. Your Annual withdrawal amounts are not cumulative. If you withdraw less than your Annual withdrawal amount in any contract year, you may not add the remainder to your Annual withdrawal amount in any subsequent year. Your Annual withdrawal amount may be more than or less than your Lifetime GIB payments. See "Lifetime GIB payments," later in this section.

EXAMPLE OF HOW YOUR ANNUAL WITHDRAWAL AMOUNT; ANNUAL ROLL-UP AMOUNT; DEFERRAL BONUS ROLL-UP AMOUNT AND ANNUAL GIB BENEFIT BASE ADJUSTMENT; AND THE EFFECT OF AN EXCESS WITHDRAWAL IS CALCULATED.

Annual withdrawal amount. Assume you make a contribution of $200,000 and allocate $100,000 to your Protection with Investment Performance variable investment options and $100,000 to your Investment Performance variable investment options at issue. At the beginning of contract year three, assume you transfer $5,000 to your Protection with Investment Performance variable investment options. Also assume that your Annual Roll-up rate is 4% and your Deferral bonus rate is 4.50% in each contract year. Accordingly, your GIB benefit base on your fifth contract date anniversary is $130,323.

The GIB benefit base of $130,323 is calculated as follows:

You start with $100,000 allocated to the Protection with Investment Performance variable investment options. This amount is your initial GIB benefit base.

-- The first Deferral bonus Roll-up amount increases your GIB benefit base to $104,500. ($100,000 + $4,500)

        $100,000 (GIB Benefit Base) x 4.50% (Deferral bonus Roll-up rate) = $4,500 (Deferral bonus Roll-up amount)

-- The second Deferral bonus Roll-up amount increases your GIB benefit base to $109,202. ($104,500 + $4,702)

        $104,500 (GIB Benefit Base) x 4.50% (Deferral bonus Roll-up rate) = $4,702 (Deferral bonus Roll-up amount)

-- Your $5,000 transfer from the Investment Performance account at the beginning of contract year three increases your GIB Benefit base to $114,202 ($109,202 + $5,000)

-- The third Deferral bonus Roll-up amount increases your GIB benefit base to $119,341. ($114,202 + $5,139)

        $114,202 (GIB Benefit Base) x 4.50% (Deferral bonus Roll-up rate) = $5,139 (Deferral bonus Roll-up amount)

-- The fourth Deferral bonus Roll-up amount increases your GIB benefit base to $124,711. ($119,341 + $5,370)

        $119,341 (GIB Benefit Base) x 4.50% (Deferral bonus Roll-up rate) = $5,370 (Deferral bonus Roll-up amount)

-- The fifth Deferral bonus Roll-up amount increases your GIB benefit base to $130,323. ($124,711 + $ 5,612)

        $124,711 (GIB Benefit Base) x 4.50% (Deferral bonus Roll-up rate) = $5,612 (Deferral bonus Roll-up amount)

Your Annual withdrawal amount as of the beginning of contract year six is equal to $5,213, calculated as follows:

o $130,323 (GIB benefit base as of your most recent contract date anniversary MULTIPLIED BY:

o   4% (your current Annual Roll-up rate) EQUALS:

o   $5,213


                                              Contract features and benefits  63

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Please note that your Annual Roll-up rate is used to calculate your Annual withdrawal amount. The Deferral bonus Roll-up rate is never used to calculate your Annual withdrawal amount.

Annual Roll-up amount and annual benefit base adjustment. Further assume that during contract year six (on the 146th day of the contract year), you make a contribution of $10,000 to your Protection with Investment Performance variable investment options, making your current GIB benefit base after the contribution $140,323. Also assume that you withdraw your full Annual withdrawal amount of $5,213 during contract year six.

On your sixth contract date anniversary, your Annual Roll-up amount is equal to $240, calculated as follows:

o   4% (your current Annual Roll-up rate) MULTIPLIED BY

o $130,323 (your GIB benefit base as of your most recent contract date anniversary) MINUS

o   $5,213 (the Annual withdrawal amount, which was withdrawn); plus

o $240 (the daily pro-rated Roll-up amount for the contribution: $10,000 x 4% x 219/365* = $240)

o   EQUALS $240

                         ------------------------------

* This fraction represents the number of days in a 365-day contract year that the contribution would have received credit toward the Roll-up amount.

Please note that the withdrawal in contract year six terminated the Deferral bonus Roll-up rate. Therefore on the sixth contract date anniversary, the Annual Roll-up rate was used to calculate the Annual Roll-up amount.

Your adjusted GIB benefit base is $140,563.

Effect of an Excess withdrawal. In contract year six, assume instead that you make a withdrawal of $8,213 (including any applicable withdrawal charges). This would result in an Excess withdrawal of $3,000 because your Annual withdrawal amount is only $5,213 ($8,213 - $5,213 = $3,000). Further, assume that your Protection with Investment Performance account value at the time of this withdrawal is $100,000. As described earlier in this section, Excess withdrawals reduce your GIB benefit base on a pro-rata basis. Accordingly, your GIB benefit base is reduced by $4,209 at the time of the withdrawal, calculated as follows:

o   $140,323 (your current GIB benefit base: $130,323 + $10,000) MULTIPLIED BY

o 3% (the percentage of your current Protection with Investment Performance account value that was withdrawn in excess of your Annual withdrawal amount) EQUALS

o   $4,209.

On your sixth contract date anniversary, your adjusted GIB benefit base is $136,354, calculated as follows:

o   $136,114 (your GIB benefit base adjusted to reflect the Excess withdrawal:
    $140,323 - $4,209 = $136,114) PLUS

o    $240 (your Annual Roll-up amount) EQUALS

o    $136,354.

See Appendix VII later in this Prospectus for more examples of how withdrawals affect your Guaranteed benefit bases and Annual withdrawal amount.


LIFETIME GIB PAYMENTS

The GIB guarantees annual lifetime payments ("Lifetime GIB payments"), which will begin at the earliest of:

(i) the next contract year following the date your Protection with Investment Performance account value falls to zero (except as the result of an Excess withdrawal);

(ii) the contract date anniversary following your 95th birthday; and

(iii) your contract's maturity date.

Your Lifetime GIB payments will be calculated as described below in this section. Whether your Lifetime GIB payments are triggered by your Protection with Investment Performance account value falling to zero (due to either a withdrawal of an amount up to your Annual withdrawal amount or the deduction of charges) or contract maturity or owner age 95, we use the same calculation to determine the amount of the payments. Neither a withdrawal of your Annual withdrawal amount nor a deduction of charges is considered an Excess withdrawal. Poor investment performance of the Protection with Investment Performance variable investment options may contribute to your Protection with Investment Performance account value falling to zero. Similarly, whether we pay you under a supplemental contract or under your Retirement Cornerstone(SM) Series contract, the calculation of the payments is not impacted.

For single owner contracts, the payout can be either based on a single life (the owner's life) or joint lives. The joint life must be the spouse of the owner, and payments will be based on the age of the younger spouse. For jointly owned contracts, payments can be based on a single life (based on the life of the older owner) or joint lives (based on the age of the younger spouse). (For non-natural owners, payments are available on the same basis but are based on the annuitant or joint annuitant's life). An owner may choose a single or joint life payout based on whether he or she wants Lifetime GIB payments to continue for the life of the younger spouse.

Your Lifetime GIB payments are calculated by applying a percentage to your GIB benefit base. If your Protection with Investment Performance account value is zero as described above, we will use your GIB benefit base as of the day your Protection with Investment Performance account value was reduced to zero. On the day your Protection with Investment Performance account value is reduced to zero, we calculate your GIB benefit base using the same formula described under "GIB benefit base" earlier in this section. Please note that there is no pro-rata Annual Roll-up amount added to your GIB benefit base on the day your Protection with Investment Performance account value is reduced to zero. Annual Roll-up amounts are only added to your GIB benefit base at the end of the contract year.

Example:

    Assume your Protection with Investment Performance account

64  Contract features and benefits

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     value goes to zero in the middle of the 10th contract year. At the beginning of the 10th contract year, the GIB benefit base is $100,000. If there were no contributions or transfers to the Protection with Investment Performance account or any excess withdrawals during that contract year, the GIB benefit base on the day your Protection with Investment Performance account value was reduced to zero would be $100,000.

If your Protection with Investment Performance account value is reduced to zero on your contract date anniversary as the result of the deduction of charges under the contract, we will add the Annual Roll-up amount to your GIB benefit base.

The percentage is based on your age (or for Joint life contracts, the age of the younger spouse), as of the date your Protection with Investment Performance account value goes to zero or at contract maturity, as follows:

--------------------------------------------------------------------------------
      AGE               SINGLE LIFE         JOINT LIFE
--------------------------------------------------------------------------------
Up to age 85               4%                  3.25%

Ages 86-94                 5%                  4%

Age 95                     6%                  4.50%
--------------------------------------------------------------------------------

If your Protection with Investment Performance account value is reduced to zero, as described above, and you have no Investment Performance account value, the following applies:

     (i) We will issue a supplementary contract with the same owner and beneficiary.

     (ii) We will set up the payout based on a single life. You will have 30 days from the date we issue the supplementary contract in which to make any changes (regarding payouts based on joint lives or the frequency with which payments are made).

     (iii) If you were enrolled in the Maximum Payment Plan, we will continue paying your Annual withdrawal amount uninterrupted for the remainder of the contract year. In the next contract year, you will begin receiving your Lifetime GIB payments. We adjust the amount of the next scheduled payment to reflect your Lifetime GIB payment amount. The frequency of your Lifetime GIB payments will be the same based on the payment frequency you elected. Your Lifetime GIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

     (iv) If you were enrolled in the Customized Payment Plan, we will pay you the balance of your Annual withdrawal amount for that contract year in a lump sum prior to issuing the supplementary contract. Your Lifetime GIB payment will begin in the next contract year. We adjust the amount of the next scheduled payment to reflect your Lifetime GIB payment amount. The frequency of your Lifetime GIB payments will be the same based on the payment frequency you elected. Your Lifetime GIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

     (v) If you were taking other withdrawals, we will pay you the balance of your Annual withdrawal amount for that contract year in a lump sum prior to issuing a supplementary contract. You will begin receiving your Lifetime GIB payments annually beginning at the end of the next contract year. Your Lifetime GIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

     (vi) If you were not taking withdrawals, and your Protection with Investment Performance account value was reduced to zero on your contract date anniversary as a result of the deduction of charges, we will pay your Annual withdrawal amount for that contract year in a lump sum prior to issuing a supplementary contract. You will begin receiving your Lifetime GIB payments on your next contract date anniversary on an annual basis. Your Lifetime GIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

     (vii) Your Guaranteed minimum death benefit will be terminated and no subsequent contributions or transfers will be permitted once your Protection with Investment Performance account value goes to zero.

If your Protection with Investment Performance account value is reduced to zero, as described above, and you have Investment Performance account value, the following applies:

     (i) We will issue you a GIB payout kit. The kit will include a statement that reflects your Lifetime GIB payments, the frequency of those payments, identifying information about payees, and other applicable forms.

     (ii) We will set up the payout based on a single life. You will have 30 days from the date we send your GIB payout kit in which to make any changes (regarding payouts based on joint lives or the frequency with which payments are made).

     (iii) If you were enrolled in the Maximum Payment Plan, we will continue paying your Annual withdrawal amount uninterrupted for the remainder of the contract year. You will begin receiving your Lifetime GIB payments in the next contract year. We adjust the amount of the scheduled payments to reflect your Lifetime GIB payment amount. The frequency of your Lifetime GIB payments will be the same based on the payment frequency you elected. Your Lifetime GIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

     (iv) If you were enrolled in the Customized Payment Plan, we will pay you the balance of your Annual withdrawal amount for that contract year in a lump sum. You will begin receiving your Lifetime GIB payments in the next contract year. We adjust the amount of the next scheduled payment to reflect your Lifetime GIB payment amount. The frequency of your Lifetime GIB payments will be the same based on the payment frequency you elected. Your Lifetime GIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

     (v) If you were taking other withdrawals, we will pay you the balance of your Annual withdrawal amount for that contract year in a lump sum. You will begin receiving your Lifetime GIB pay-


                                              Contract features and benefits  65

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           ments annually beginning at the end of the next contract year. Your
           Lifetime GIB payment may be less than your Annual withdrawal amount in the prior contract year.

     (vi) If you were not taking withdrawals, and your Protection with Investment Performance account value is reduced to zero on your contract date anniversary as a result of the deduction of charges, we will pay your Annual withdrawal amount for that contract year in a lump sum. You will begin receiving your Lifetime GIB payments on your next contract date anniversary on an annual basis. Your Lifetime GIB payment may be less than your Annual withdrawal amount in the prior contract year.

     (vii) Your Lifetime GIB payment will not reduce your Investment Performance account value.

     (viii) Your Guaranteed minimum death benefit will be terminated once your Protection with Investment Performance account value goes to zero.

     (ix) Your Lifetime GIB payments will continue under your Retirement Cornerstone(SM) contract until your Investment Performance account value falls to zero or your contract matures, at which time we will issue you a supplementary contract for the remaining Lifetime GIB payments.

If your Protection with Investment Performance account value has not fallen to zero before the contract maturity date or the contract date that follows the owner reaching age 95, whichever is sooner, the following applies:

     (i) We will issue a supplementary contract with the same owner and beneficiary;

     (ii)  Your Lifetime GIB payments will be equal to the greater of:

           o your Protection with Investment Performance account value applied to the guaranteed, or, if greater, the current annuitization factors,

                                      -OR-

           o the GIB benefit base applied to the flat percentage discussed above in this section;

For example, assuming the current annuitization factors are greater than the guaranteed annuitization factors, a male contract owner who is age 95 and has a $100,000 GIB benefit base and $50,000 in Protection with Investment Performance account value would receive the greater of the following:

     (i) Current annuitization factors (which are subject to change) applied to his $50,000 Protection with Investment Performance account value, which currently equals a monthly payment of $1,065, or

     (ii) The flat percentage discussed above (in this example, it would be 6%) applied to his $100,000 GIB benefit base, which equals a Lifetime GIB monthly payment of $500.

In this example, the contract owner's monthly payment would be $1,065.

     (i) Any Investment Performance account value will be annuitized under a separate contract based on one of the annuity payout options discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus;

     (ii) Upon issuing your supplementary contract, your Guaranteed minimum death benefit and your death benefit in connection with your Investment Performance account value will be terminated.

If you have the GIB and your Protection with Investment Performance account value falls to zero due to an Excess withdrawal, we will terminate your GIB and you will receive no payment or supplementary life annuity contract, even if your GIB benefit base is greater than zero.

Please see the Hypothetical illustrations in Appendix IV for an example of how Lifetime GIB payments are calculated when: (i) a hypothetical Protection with Investment Performance account value falls to zero, and (ii) a contract owner reaches age 95.


DEATH BENEFIT

For the purposes of determining the death benefit under your Retirement Cornerstone(SM) Series contract, we treat your Investment Performance account and any Guaranteed minimum death benefit funded by your Protection with Investment Performance account differently.

The death benefit in connection with your Investment Performance account is equal to your Investment Performance account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and any required information and forms necessary to effect payment. The death benefit payable in connection with your Protection with Investment Performance account will be based on the greater of (i) your Protection with Investment Performance account value, and (ii) the benefit base of your Guaranteed minimum death benefit.

The total death benefit under your Retirement Cornerstone(SM) contract will depend on your values in either one or both sides of the contract. If you selected a Guaranteed minimum death benefit but never funded your Protection with Investment Performance account, your death benefit will be based on your Investment Performance account value only. Likewise, if you funded your Guaranteed minimum death benefit through allocations to the Protection with Investment Performance account and had no Investment Performance account value, your death benefit would be based strictly on the Guaranteed minimum death benefit you selected. Also, it is possible that upon your death, you have value in both your Investment Performance account and a Guaranteed minimum death benefit that has been funded through allocations to the Protection with Investment Performance account. In that case, your beneficiaries would receive the Investment Performance account value, plus the value of your Guaranteed minimum death benefit.


GUARANTEED MINIMUM DEATH BENEFITS

At issue, if you are age 0-75 (0-70 for Series CP(SM) you may elect one of our optional Guaranteed minimum death benefit options (GMDBs) in connection with your Protection with Investment Performance account:


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o   Return of Principal death benefit; or

o   Highest Anniversary Value death benefit; or

o   The "Greater of" death benefit.

The "Greater of" death benefit can only be elected in combination with the GIB. The Return of Principal death benefit and the Highest Anniversary Value death benefit are available with or without the GIB. The Highest Anniversary Value death benefit and "Greater of" death benefit are available at an additional charge. There is no charge for the Return of Principal death benefit. The Return of Principal death benefit will be issued with all eligible contracts if you do not elect either the Highest Anniversary Value or the "Greater of" death benefit at the time you apply for your Retirement Cornerstone(SM) contract.

When you have a GMDB, you can allocate your contributions to any of the following:

o   Protection with Investment Performance variable investment options

o   Investment Performance variable investment options

o   Guaranteed interest option

o The account for special dollar cost averaging (Series B and L contracts only)

o The account for special money market dollar cost averaging (Series CP(SM) and C contracts only)

Only amounts you allocate to the Protection with Investment Performance variable investment options and amounts in a Special DCA program designated for the Protection with Investment Performance variable investment options will fund your GMDB. These amounts will be included in your respective GMDB benefit base and will become part of your Protection with Investment Performance account value.

For Series CP(SM) contracts, any credit amounts attributable to your contributions allocated to the Protection with Investment Performance account are not included in your respective GMDB benefit base. If you decide to transfer amounts from your Investment Performance account to your Protection with Investment Performance variable investment options, only amounts representing contributions and earnings will increase your GMDB benefit base. Credit amounts to your Investment Performance account are considered transferred first, though any amount of that transfer that represents a credit will be excluded from your GMDB benefit base. All transfers, however, will increase your Protection with Investment Performance account value by the amount of the transfer.

Your death benefit in connection with your Protection with Investment Performance account is equal to one of the following -- whichever provides a higher amount:

o Your Protection with Investment Performance account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, and any required information and forms necessary to effect payment; or

o Your applicable GMDB benefit base (discussed below) on the date of the owner's (or older joint owner's, if applicable) death, adjusted for subsequent withdrawals (and any withdrawal charges).


RETURN OF PRINCIPAL DEATH BENEFIT

Your Return of Principal guaranteed minimum death benefit is equal to your Return of Principal death benefit base. This benefit base is not an account value or cash value. It is equal to:

o Your initial contribution and any subsequent contributions to the Protection with Investment Performance variable investment options, either directly or through a Special DCA program; plus

o Any amounts contributed to a Special DCA that are designated for future transfers to the Protection with Investment Performance variable investment options; plus

o Any amounts transferred to the Protection with Investment Performance variable investment options, less

o A deduction that reflects any withdrawals you make from the Protection with Investment Performance variable investment options or from amounts in a Special DCA program designated for the Protection with Investment Performance variable investment options (including any withdrawal charges). The amount of this deduction is described under "How withdrawals affect your Guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

Please see Appendix III later in this Prospectus for an example of how the Return of Principal benefit base is calculated.


HIGHEST ANNIVERSARY VALUE DEATH BENEFIT

Your Highest Anniversary Value guaranteed minimum death benefit is equal to your Highest Anniversary Value benefit base. This benefit base is not an account value or cash value. The calculation of your Highest Anniversary Value benefit base will depend on whether you have taken a withdrawal from your Protection with Investment Performance account.

If you have not taken a withdrawal from your Protection with Investment Performance account, your Highest Anniversary Value benefit base is equal to one of the following -- whichever provides a higher amount:

o Your initial contribution and any subsequent contributions to the Protection with Investment Performance account variable investment options, either directly or through a Special DCA program; plus

o Any amounts contributed to a Special DCA that are designated for future transfers to the Protection with Investment Performance variable investment options; plus

o Any amounts transferred to the Protection with Investment Performance variable investment options.

                                      -OR-

o Your highest Protection with Investment Performance account value on any contract date anniversary up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any transfers to the Protection with Investment Performance variable investment options and contributions either directly or through a Special DCA program designated for the Pro-


                                              Contract features and benefits  67

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   tection with Investment Performance variable investment options, made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protection with Investment Performance account value as your new Highest Anniversary Value benefit base).

If you take a withdrawal from your Protection with Investment Performance account, your Highest Anniversary Value benefit base will be reduced on a pro-rata basis (including any applicable withdrawal charges). Reduction on a pro-rata basis means that we calculate the percentage of your Protection with Investment Performance account value that is being withdrawn and we reduce your Highest Anniversary Value benefit base by the same percentage. See "How withdrawals affect your Guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

At any time after a withdrawal, your Highest Anniversary Value benefit base is equal to one of the following -- whichever provides a higher amount:

o Your Highest Anniversary Value benefit base immediately following the most recent withdrawal (plus any transfers to the Protection with Investment Performance variable investment options made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protection with Investment Performance account value as your new Highest Anniversary Value benefit base).

                                      -OR-

o Your highest Protection with Investment Performance account value on any contract date anniversary after the withdrawal up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any transfers to the Protection with Investment Performance variable investment options and contributions to a Special DCA program designated for the Protection with Investment Performance variable investment options, made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protection with Investment Performance account value as your new Highest Anniversary Value benefit base).

For Series CP(SM) contracts, any credit amounts that are part of your Protection with Investment Performance account value are included in the calculation of your Highest Anniversary Value benefit base. Please note, however, that credit amounts are not part of the Highest Anniversary Value benefit base until a reset occurs.

Please see Appendix II later in this Prospectus for an example of how the Highest Anniversary Value benefit base is calculated.


"GREATER OF" DEATH BENEFIT

Your "Greater of" guaranteed minimum death benefit has a benefit base. The benefit base is not an account value or cash value. It is equal to the greater of:

o The benefit base computed for the Highest Anniversary Value death benefit (described immediately above); and

o   The Roll-up to age 85 benefit base.

The Roll-up to age 85 benefit base is used only in connection with the "Greater of" death benefit. It is equal to:

o Your initial contribution and any subsequent contributions to the Protection with Investment Performance variable investment options, either directly or through a Special DCA program; plus

o Any amounts contributed to a Special DCA program that are designated for future transfers to the Protection with Investment Performance variable investment options; plus

o Any transfers to the Protection with Investment Performance variable investment options; less

o A deduction that reflects any "Excess withdrawal" amounts (plus any applicable withdrawal charges); plus

o Any "Deferral bonus Roll-up amount" or "Annual Roll-up amount" minus a deduction that reflects any withdrawals up to the Annual withdrawal amount. (Withdrawal charges do not apply to amounts withdrawn up to the Annual withdrawal amount.)

--------------------------------------------------------------------------------
Either the Deferral bonus Roll-up amount or the Annual Roll-up amount is credited to the benefit bases of your Guaranteed benefits on each contract date anniversary. These amounts are calculated by taking into account your Roll-up to age 85 benefit base from the preceding contract date anniversary, the applicable Roll-up rate under your contract, contributions and transfers to the Protection with Investment Performance account during the contract year and for the Annual Roll-up amount, any withdrawals up to the Annual withdrawal amount during the contract year. The calculation of both the Deferral bonus Roll-up amount and the Annual Roll-up amount are discussed later in this section.
--------------------------------------------------------------------------------

In order to select the "Greater of" death benefit, you must also have the GIB. Beginning with the contract year that follows the contract year in which you fund your Protection with Investment Performance account, and until the contract year following age 85, if your Lifetime GIB payments under the GIB have not begun, you may withdraw up to your Annual withdrawal amount without reducing your Roll-up to age 85 benefit base. However, these same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to your Roll-up to age 85 benefit base at the end of the year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up to age 85 benefit base until the end of the contract year.

THE PORTION OF ANY WITHDRAWAL IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL REDUCE YOUR ROLL-UP TO AGE 85 BENEFIT BASE ON A PRO-RATA BASIS. SEE "ANNUAL WITHDRAWAL AMOUNT AND YOUR ROLL-UP TO AGE 85 BENEFIT BASE" LATER IN THIS SECTION.

Every three years from your contract date up to the contract date anniversary following your 85th birthday or contract maturity, if earlier, your Roll-up to age 85 benefit base will automatically reset to equal your Protection with Investment Performance account value if your Protection with Investment Performance account value is greater than the calculation described above. The Roll-up to age 85 benefit base reset is described in more detail below.

For more information, see "Annual Roll-up amount and Annual Roll-up to age 85 benefit base adjustment" later in this Prospectus.


68  Contract features and benefits

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                    --------------------------------------

ANNUAL ROLL-UP RATE

The Annual Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base for the contract year in which the first withdrawal is made from your Protection with Investment Performance account and all subsequent contract years. THE ANNUAL ROLL-UP RATE USED FOR THE ROLL-UP TO AGE 85 COMPONENT OF THE "GREATER OF" DEATH BENEFIT IS ALWAYS THE SAME AS THE ANNUAL ROLL-UP RATE UNDER YOUR GIB. This rate is calculated using the Ten-Year Treasuries Rate Formula. See "Annual Roll-up Rate" under "Guaranteed income benefit" in "Contract features and benefits" for more information regarding this formula.

A different Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base in the contract years prior to the first withdrawal from your Protection with Investment Performance account -- the "Deferral bonus Roll-up rate," described below.

DEFERRAL BONUS ROLL-UP RATE

The Deferral bonus Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protection with Investment Performance account.

Beginning in the first contract year in which you fund your Protection with Investment Performance account, the Roll-up amount credited to your Roll-up to age 85 benefit base at the end of the contract year (the "Deferral bonus Roll-up amount") will be calculated using the Deferral bonus Roll-up rate. Once you take a withdrawal from your Protection with Investment Performance account, the Deferral bonus Roll-up amount will not be credited at the end of the contract year in which the withdrawal was taken and will terminate for the life of the contract. Instead, the Annual Roll-up amount will be credited. THE DEFERRAL BONUS ROLL-UP RATE USED FOR THE ROLL-UP TO AGE 85 COMPONENT OF THE "GREATER OF" DEATH BENEFIT IS ALWAYS THE SAME AS THE DEFERRAL BONUS ROLL-UP RATE UNDER YOUR GIB. This rate is calculated using the Deferral bonus Ten-Year Treasuries Rate Formula. See "Deferral bonus Roll-up Rate" under "Guaranteed income benefit" in "Contract features and benefits" for more information regarding this formula.

The Deferral bonus Roll-up rate is designed as an incentive to defer taking your first withdrawal from your Protection with Investment Performance account until later contract years while potentially building greater Guaranteed benefit bases.

NEW BUSINESS RATES. The new business Roll-up rates we set for the Roll-up to age 85 benefit base are the same as the new business rates we set for the GIB. The new business rates are no longer applicable after the first contract year -- even if you fund your Guaranteed benefits after the first contract year. See "New business rates" under Guaranteed income benefit in "Contract features and benefits" for more information.

75 DAY RATE LOCK-IN. When you select the "Greater of" death benefit with the GIB, the 75 day rate lock in applies to both the Annual Roll-up rate and Deferral bonus Roll-up under both Guaranteed benefits. For more information, including an example of how the 75 day rate lock-in works, see "Guaranteed income benefit" in "Contract features and benefits."

RENEWAL RATES. The renewal Roll-up rates we set for the Roll-up to age 85 benefit base are the same as the renewal rates we set for the GIB. For more information, see "Renewal rates" under "Guaranteed income benefit" in "Contract features and benefits."

NOTIFICATION OF RENEWAL RATES. If you have the "Greater of" death benefit at issue, your contract will indicate the Annual Roll-up rate and Deferral bonus Roll-up rate for your first contract year. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund your "Greater of" death benefit (and your GIB) after the first contract year, you can contact a Customer Service Representative to find out the current Annual Roll-up rate and if applicable, Deferral bonus Roll-up rate for your contract. In addition, your annual statement of contract values will show your current Renewal rates as well as the previous year's Annual Roll-up rate or Deferral bonus Roll-up rate (whichever applies) for your contract. The information can also be found online, through your Online Access Account.


ANNUAL ROLL-UP AMOUNT AND ANNUAL ROLL-UP TO AGE 85 BENEFIT BASE ADJUSTMENT

The Annual Roll-up amount is an amount credited to your Roll-up to age 85 benefit base on each contract date anniversary if there has ever been a withdrawal from your Protection with Investment Performance account. This amount is calculated by taking into account your Roll-up to age 85 benefit base from the preceding contract date anniversary, the Annual Roll-up rate under your contract, contributions and transfers to the Protection with Investment Performance account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. The Annual Roll-up amount adjustment to your Roll-up to age 85 benefit base is the primary way to increase the value of the Roll-up to age 85 component of your "Greater of" death benefit base. The crediting of any Annual Roll-up amount ends on the contract date anniversary following the owner reaching age 85.

Your Annual Roll-up amount at the end of the contract year is calculated as follows:

o Your Roll-up to age 85 benefit base on the preceding contract date anniversary, multiplied by:

o The Annual Roll-up rate that was in effect on the first day of the contract year; less

o Any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus

o A pro-rated Roll-up amount for any contribution to the Protection with Investment Performance variable investment options during the contract year; plus

o A pro-rated Roll-up amount for any transfer from the Investment Performance account and/or Guaranteed interest option to the Protection with Investment Performance variable investment options during the contract year; plus

o A pro-rated Roll-up amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protection with Investment Performance variable investment options during the contract year.


                                              Contract features and benefits  69

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A pro-rated Roll-up amount is based on the number of days in the contract year after the contribution or transfer.

In the event of your death, a pro-rated portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.

Withdrawals in excess of the Annual withdrawal amount may have a harmful effect on your Roll-up to age 85 benefit base and "Greater of" death benefit. A withdrawal in excess of your Annual withdrawal amount will always reduce your Roll-up to age 85 benefit base on a pro-rata basis. When the owner reaches age 85, withdrawals will reduce your Roll-up to age 85 benefit base on a dollar-for-dollar basis up to your Annual withdrawal amount. For more information, see "How withdrawals affect your Guaranteed benefits" later in this section.


DEFERRAL BONUS ROLL-UP AMOUNT AND ANNUAL ROLL-UP TO AGE 85 BENEFIT BASE
ADJUSTMENT

The Deferral bonus Roll-up amount is an amount credited to your Roll-up to age 85 benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protection with Investment Performance account. This amount is calculated by taking into account your Roll-up to age 85 benefit base from the preceding contract date anniversary, the applicable Deferral bonus Roll-up rate under your contract, and contributions and transfers to the Protection with Investment Performance account during the contract year. The Deferral bonus Roll-up amount adjustment to your Roll-up to age 85 benefit base is the primary way to increase the value of the Roll-up to age 85 component of your "Greater of" death benefit base. The crediting of any Annual Roll-up amount ends on the contract date anniversary following the owner reaching age 85.

Your Deferral bonus Roll-up amount at the end of the contract year is calculated as follows:

o your Roll-up to age 85 benefit base on the preceding contract date anniversary, multiplied by:

o the Deferral bonus Roll-up rate that was in effect on the first day of the contract year; plus

o A pro-rated Deferral bonus Roll-up amount for any contribution to the Protection with Investment Performance variable investment options during the contract year; plus

o A pro-rated Deferral bonus Roll-up amount for any transfer from the Investment Performance account and/or Guaranteed interest option to the Protection with Investment Performance variable investment options during the contract year; plus

o A pro-rated Deferral bonus Roll-up amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protection with Investment Performance variable investment options during the contract year.

A pro-rated Deferral bonus Roll-up amount is based on the number of days in the contract year after the contribution or transfer.

In the event of your death, a pro-rated portion of the Deferral bonus Roll-up amount will be added to the Roll-up to age 85 benefit base.


ROLL-UP TO AGE 85 BENEFIT BASE RESET

This section describes how the Roll-up to age 85 benefit base reset works in connection with the calculation of your "Greater of" death benefit.

Your Roll-up to age 85 benefit base will automatically "reset" to equal the Protection with Investment Performance account value, if higher, every three contract years from your contract date, up to the contract date anniversary following your 85th birthday or contract maturity, if earlier. If you choose to fund your Protection with Investment Performance account after issue, the eligibility for resets every three years is still based on the contract date and not the date that you first funded the Protection with Investment Performance account.

For Series CP(SM) contracts, any credit amounts that are part of your Protection with Investment Performance account value are included in the calculation of your Roll-up to age 85 benefit base reset.

If a reset is not applicable on any eligible contract date anniversary, the Roll-up to age 85 benefit base will not be eligible to be reset again until the next eligible contract date anniversary. For example, even if the Roll-up to age 85 benefit base did not reset on the third contract date anniversary, it will not be eligible again for a reset until the sixth contract date anniversary. For jointly-owned contracts, eligibility to reset the Roll-up to age 85 benefit base is based on the age of the older owner. For non-naturally owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

--------------------------------------------------------------------------------
Whether you fund your "Greater of" death benefit at contract issue or some later date, the contract date anniversaries on which your Roll-up to age 85 benefit base is eligible for a reset are the same.
--------------------------------------------------------------------------------

WE RESERVE THE RIGHT TO INCREASE THE FEE FOR THE "GREATER OF" DEATH BENEFIT IF THE ROLL-UP TO AGE 85 BENEFIT BASE RESETS. Please see the "Fee table" earlier in this Prospectus and "Charges and expenses" later in this Prospectus for more information about the charge. Your Roll-up to age 85 benefit base will reset automatically unless you opt out. We will notify you at least 45 days prior to your contract date anniversary if your Roll-up to age 85 benefit base is eligible for a reset and if a fee increase for the "Greater of" death benefit has been declared. If you do not want your fee to increase, you must notify us in writing at least 30 days prior to the contract date anniversary on which your Roll-up to age 85 benefit base could reset that you want to opt out of the reset. You can send us a written request to opt back in to automatic resets at a later date. The then current fee for the "Greater of" death benefit will apply upon the next reset. Your Roll-up to age 85 benefit base would be eligible for resets based on the same schedule: every three contract years from the contract date.

If we do not increase the charge for the "Greater of" death benefit when the Roll-up to age 85 benefit base resets, the total dollar amount charged on future contract date anniversaries may still increase as a result of the reset since the charges may be applied to a higher "Greater of" death benefit base than would have been otherwise applied. See "Charges and expenses" later in this Prospectus for more information.

ANNUAL WITHDRAWAL AMOUNT AND YOUR ROLL-UP TO AGE 85 BENEFIT BASE

If you have the "Greater of" death benefit and the GIB, both your Roll-up to age 85 benefit base and GIB benefit base are calculated the


70  Contract features and benefits

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same way until age 85. Therefore, your Roll-up to age 85 benefit base and GIB benefit base are equal until age 85. On the contract date anniversary following the owner's (or older joint owner, if applicable) 85th birthday, your Roll-up to age 85 benefit base will (i) no longer roll up; (ii) no longer be eligible for resets; and (iii) be reduced dollar-for-dollar by withdrawals up to your Annual withdrawal amount. In contrast, the roll ups and resets for the GIB benefit base calculation continue until age 95. Therefore, after age 85, your Roll-up to age 85 benefit base and your GIB benefit base may differ.


WITHDRAWALS UP TO YOUR ANNUAL WITHDRAWAL AMOUNT AFFECT YOUR ROLL-UP TO AGE 85 BENEFIT BASE THE EXACT SAME WAY AS THEY AFFECT YOUR GIB BENEFIT BASE PRIOR TO THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 85. Beginning with the contract year that follows the contract year in which you first fund your Protection with Investment Performance account, if Lifetime GIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your Roll-up to age 85 benefit base.


IT IS IMPORTANT TO NOTE THAT WITHDRAWALS IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL HAVE A HARMFUL EFFECT ON YOUR ROLL-UP TO AGE 85 BENEFIT BASE AND YOUR "GREATER OF" DEATH BENEFIT. An Excess withdrawal reduces your Roll-up to age 85 benefit base on a pro-rata basis. A withdrawal from your Protection with Investment Performance account in the first contract year in which the Protection with Investment Performance account is funded is an Excess withdrawal. A withdrawal that causes your Protection with Investment Performance account value to go to zero will terminate your "Greater of" death benefit.

The reduction of your Roll-up to age 85 benefit base on a pro-rata basis means that we calculate the percentage of your current Protection with Investment Performance account value that is being withdrawn and we reduce your current Roll-up to age 85 benefit base by the same percentage. A pro-rata withdrawal will have a significant adverse effect on your Roll-up to age 85 benefit base in cases where the Protection with Investment Performance account value is less than the Roll-up to age 85 benefit base. For an example of how pro-rata reduction works, see "How withdrawals affect your Guaranteed benefits" later in this section.

--------------------------------------------------------------------------------
If you have both the GIB and the "Greater of" death benefit, the GIB benefit base and the Roll-up to age 85 death benefit base are equal until age 85. Beginning on the contract date anniversary following age 85, your Roll-up to age 85 benefit base that is part of your "Greater of" Guaranteed minimum death benefit, will (i) no longer roll up; (ii) no longer be eligible for resets; and be reduced dollar-for dollar by withdrawals up to your Annual withdrawal amount.
--------------------------------------------------------------------------------

For contracts with non-natural owners, the Roll-up to age 85 benefit base will be based on the annuitant's (or older joint annuitant's) age.

Please see Appendix II later in this Prospectus for an example of how the Roll-up to age 85 benefit base that is part of the "Greater of" guaranteed minimum death benefit is calculated.

                    --------------------------------------

If you change ownership of the contract, generally the Guaranteed minimum death benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

The Guaranteed minimum death benefits are subject to state availability and your age at contract issue. For a state-by-state description of all material variations of this contract, see Appendix V later in this Prospectus.

For contracts with non-natural owners, the available death benefits are based on the annuitant's age.

Please see both "Effect of your account values falling to zero" in "Determining your contract's value" and "How withdrawals affect your Guaranteed benefits" later in this section and the section entitled "Charges and expenses" later in this Prospectus for more information on these Guaranteed benefits.

See Appendix III later in this Prospectus for examples of how the benefit bases for the Guaranteed minimum death benefits work.

SERIES CP(SM) CREDITS AND YOUR GUARANTEED BENEFIT BASES

Any credit amounts attributable to your contributions are not included in your GIB and GMDB benefit bases. If you decide to transfer amounts from your Investment Performance account to your Protection with Investment Performance variable investment options, only amounts representing contributions and earnings will increase your benefit bases. Credits to your Investment Performance account are considered transferred first, though any amount of that transfer that represents a Credit will be excluded from your Guaranteed benefit bases. All transfers, however, will increase your Protection with Investment Performance account value by the total amount of the transfer.

For example:

On December 1st, you purchase a Series CP(SM) contract, make an initial contribution of $100,000. Your contract is issued with the GIB and the Return of Principal death benefit. You allocate the entire $100,000 contribution to the Investment Performance variable investment options and $0 to the Protection with Investment Performance variable investment options. In effect, you have not started to fund your Guaranteed benefits.

The Credit applied to your contract is $4,000 ($100,000 x 4%), resulting in an initial Investment Performance account value of $104,000.

On December 15th, you decide to fund your Guaranteed benefits by transferring $10,000 to the Protection with Investment Performance variable investment options. After that transfer, your Protection with Investment Performance account value would be $10,000, but your GIB benefit base and Return of Principal benefit base would both be $6,000. ($10,000 - $4,000). This is because Credits to your Investment Performance account are always considered transferred first.

HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFITS

In general, withdrawals from your Protection with Investment Performance account will reduce your Guaranteed benefit bases on a pro-


                                              Contract features and benefits  71

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rata basis. Reduction on a pro-rata basis means that we calculate the percentage of your current Protection with Investment Performance account value that is being withdrawn and we reduce your current Guaranteed benefit bases by the same percentage.

For example, if your Protection with Investment Performance account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protection with Investment Performance account value. If your Guaranteed benefit base was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new Guaranteed benefit base after the withdrawal would be $24,000 ($40,000 - $16,000). If your Protection with Investment Performance account value is greater than your Guaranteed benefit base, the amount of the Guaranteed benefit base reduction will be less than the withdrawal.

A pro-rata deduction means that if you take a withdrawal that reduces your Guaranteed benefit bases on a pro-rata basis and your Protection with Investment Performance account value is less than your Guaranteed benefit base, the amount of the Guaranteed benefit base reduction will exceed the amount of the withdrawal.

For purposes of calculating the adjustment to your Guaranteed benefit bases, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your Protection with Investment Performance account value. For more information on the calculation of the charge, see "Withdrawal charge" later in this Prospectus.

Withdrawals from your Protection with Investment Performance account always reduce your Highest Anniversary Value benefit base and Return of Principal benefit base on a pro-rata basis, as described above.

Withdrawals affect your GIB benefit base and Roll-up to age 85 benefit base, as follows:

o A withdrawal from your Protection with Investment Performance account in the contract year in which you first fund your Protection with Investment Performance account will reduce your GIB benefit base and Roll-up to age 85 benefit base on a pro-rata basis.

o Beginning with the contract year that follows the contract year in which you fund your Protection with Investment Performance account, if your Lifetime GIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GIB benefit base.

o Beginning with the contract year that follows the contract year in which you fund your Protection with Investment Performance account and until the contract date anniversary after age 85, if your Lifetime GIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up to age 85 benefit base.

o Beginning on the contract date anniversary after age 85, withdrawals will reduce your Roll-up to age 85 benefit base on a dollar-for-dollar basis up to your Annual withdrawal amount.

o A withdrawal in excess of your Annual withdrawal amount ("Excess withdrawal") will always reduce your GIB benefit base and Roll-up to age 85 benefit base on a pro-rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from your Protection with Investment Performance account to exceed the Annual withdrawal amount, that portion of the withdrawal that exceeds the Annual withdrawal amount and any subsequent withdrawals from your Protection with Investment Performance account in that contract year will reduce the GIB benefit base and Roll-up to age 85 benefit base on a pro-rata basis.

Please see Appendix VII later in this Prospectus for examples of how withdrawals affect your Guaranteed benefit bases.


DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

You can drop or change your Guaranteed benefits, subject to our rules. Your ability to do so depends on whether you have funded your Protection with Investment Performance account. If you have not funded your Protection with Investment Performance account, we call this a "pre-funding" drop or change. If you have funded your Protection with Investment Performance account, we call this a "post-funding" drop. Also, in order to make a change to your Guaranteed minimum death benefit, you must meet the eligibility requirements for the new benefit. If you drop a Guaranteed benefit, you will not be permitted to add it back to your contract.


PRE-FUNDING DROP OR CHANGE

Prior to funding your Protection with Investment Performance account, you can drop your GIB or Guaranteed minimum death benefit, or change your Guaranteed minimum death benefit. For contracts with the GIB, the Guaranteed minimum death benefit cannot be changed without first dropping the GIB. In Appendix I, we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone(SM) contract and our rules for dropping and changing benefits prior to funding your Protection with Investment Performance account.


POST-FUNDING DROP

Series B, CP(SM) and L contracts

If you funded your Protection with Investment Performance account at issue and contributions to the contract are no longer subject to withdrawal charges, you have the option to drop both your GIB and Guaranteed minimum death benefit. Also, in some cases, you can drop your GIB and retain your Guaranteed minimum death benefit. If you funded your Protection with Investment Performance account after issue, you cannot drop your Guaranteed benefit(s) until the later of: (i) the contract date anniversary following the date the Protection with Investment Performance account was funded, and (ii) the expiration of all withdrawal charges.

Series C contracts

If you funded your Protection with Investment Performance account at issue and your contract has been in force for four contract years, you have the option to drop both your GIB and Guaranteed minimum death benefit or in some cases, drop your GIB and retain your Guaranteed minimum death benefit. If you funded your Protection with Investment Performance account after issue, you cannot drop or


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change your Guaranteed benefit(s) until the later of: (i) the contract date anniversary following the funding of your Protection with Investment Performance account, and (ii) four years from contract issue.

If you decide to drop all Guaranteed benefits post-funding, we require that you complete the administrative form we provide for this purpose. You must either take a full withdrawal of your Protection with Investment Performance account or make a one-time transfer to the Investment Performance variable investment options and guaranteed interest option. The Guaranteed benefits and any applicable charges will be terminated as of the business day we receive the properly completed administrative form at our processing office. Please note that when a Guaranteed benefit (other than the Return of Principal death benefit) is dropped on any date other than a contract date anniversary, we will deduct a pro-rata portion of the charge for that year.

For contracts with the GIB, the Guaranteed minimum death benefit cannot be dropped without first dropping the GIB. In Appendix I, we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone(SM) contract and our rules for dropping and changing benefits if you have already funded your Protection with Investment Performance account.


INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

(Not available for Series CP(SM) contracts)

THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS INTENDED TO PROVIDE OPTIONS TO BENEFICIARIES IN COMPLYING WITH FEDERAL INCOME TAX RULES. THERE ARE A NUMBER OF LIMITATIONS ON WHO CAN PURCHASE THE CONTRACT, HOW THE CONTRACT IS PURCHASED, AND THE FEATURES THAT ARE AVAILABLE UNDER THE CONTRACT. A PROSPECTIVE PURCHASER SHOULD SEEK TAX ADVICE BEFORE MAKING A DECISION TO PURCHASE THE CONTRACT.

We offer the Inherited IRA beneficiary continuation contract to eligible beneficiaries under individual retirement arrangements (traditional or Roth) where the original individual retirement account or annuity was not issued by AXA Equitable. The beneficiary may want to change the investments of the "original IRA" inherited from the now-deceased IRA owner, but must take post-death required minimum distribution ("RMD") payments from an IRA that was inherited. The Inherited IRA beneficiary continuation contract has provisions intended to meet post-death RMD rules, which are similar to those of the Beneficiary continuation option ("BCO") restricted to eligible beneficiaries of contracts issued by AXA Equitable. See "Beneficiary continuation option for traditional IRA and Roth IRA contracts only" under "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus. Further, since the Inherited IRA beneficiary continuation contract is intended to replace the investment originally selected by the now-deceased IRA owner, a prospective purchaser should carefully consider the features and investments available under the Inherited IRA beneficiary continuation contract, and the limitations and costs under the contract in comparison with the existing arrangement before making any purchase decision. Finally, the contract may not be available in all states. Please speak with your financial professional for further information.

WHO CAN PURCHASE AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

The Inherited IRA beneficiary continuation contract is offered only to beneficiaries of non-AXA Equitable contracts as follows:

o   beneficiaries of IRAs who are individuals ("IRA beneficiaries"); and

o eligible non-spousal individual beneficiaries of deceased plan participants in qualified plans, 403(b) plans and governmental employer 457(b) plans ("Non-spousal Applicable Plan beneficiaries"). The purpose is to enable such beneficiaries to elect certain post-death RMD payment choices available to them under federal income tax rules, which may not be offered under the Applicable Plan.

Certain trusts with only individual beneficiaries are treated as individuals and are eligible to purchase the Inherited IRA beneficiary continuation contract if such trust is either an IRA beneficiary or a Non-spousal Applicable Plan beneficiary.


HOW AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS PURCHASED

IRA BENEFICIARY. A traditional Inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original traditional IRA. An Inherited Roth IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original Roth IRA. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the original traditional or Roth IRA, and not in his/her own right. For this reason, the contract must also contain the name of the deceased owner.

NON-SPOUSAL APPLICABLE PLAN BENEFICIARY. In the case of a non-spousal beneficiary under a deceased plan participant's Applicable Plan, the Inherited IRA can only be purchased by a direct rollover of the death benefit under the Applicable Plan. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the deceased plan participant, and not in his/her own right. For this reason, the contract must also contain the name of the deceased plan participant. In this discussion, references to "deceased owner" include "deceased plan participant"; references to "original IRA" include "the deceased plan participant's interest or benefit under the Applicable Plan", and references to "individual beneficiary of a traditional IRA" include "individual non-spousal beneficiary under an Applicable Plan."


LIMITATIONS ON CERTAIN FEATURES UNDER THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

This contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin no later than December 31st of the calendar year following the year the deceased owner died. Since the contract is set up to make post-death RMD payments at least once a year, the contract is not suitable for beneficiaries who do not want to take payments from this contract every year. Beneficiaries who do not want to take scheduled payments and want to wait until the 5th year after death to withdraw the entire amount of the Inherited IRA funds should not purchase this contract. Because of the contract's focus on payments, certain features noted below more suitable to long-term accumulation vehicles are not available under this contract.


                                              Contract features and benefits  73

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WHEN THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS OWNED BY AN IRA
BENEFICIARY:

o The Inherited IRA beneficiary continuation contract can be purchased even though you have already begun taking post-death RMD payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

o The initial contribution must be a direct transfer from the deceased owner's original IRA and is subject to minimum contribution amounts. See "How you can purchase and contribute to your contract" earlier in this section.

o Any subsequent contribution must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract.

o The Inherited IRA contract is designed to pay you at least annually (but you can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis. If you maintain another IRA of the same type (traditional or Roth) of the same deceased owner and you are also taking distributions over your life from that inherited IRA, you may qualify to take an amount from that other inherited IRA which would otherwise satisfy the amount required to be distributed from the AXA Equitable Inherited IRA contract. If you choose not to take a payment from your Inherited IRA contract in any year, you must notify us in writing before we make the payment from the Inherited IRA contract, and we will not make any future payment unless you request in writing a reasonable time before we make such payment. If you choose to take a required payment from another inherited IRA, you are responsible for calculating the appropriate amount and reporting it on your income tax return.


WHEN THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS OWNED BY A NON-SPOUSAL APPLICABLE PLAN BENEFICIARY:

o The initial contribution must be a direct rollover from the deceased plan participant's Applicable Plan and is subject to minimum contribution amounts. See "How you can purchase and contribute to your contract" earlier in this section.

o   There are no subsequent contributions.

o You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.

o You must receive payments from the Inherited IRA contract even if you are receiving payments from another IRA derived from the deceased plan participant.


FEATURES OF THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT WHICH APPLY TO EITHER TYPE OF OWNER:

o The beneficiary of the original IRA (or the Non-spousal Applicable Plan beneficiary) will be the annuitant under the Inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "see-through trust," the oldest beneficiary of the trust will be the annuitant.

o An Inherited IRA beneficiary continuation contract is not available for owners over age 70.

o   You may make transfers among the investment options, as permitted.

o You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges will apply as described in "Charges and expenses" later in this Prospectus.

o If you have the Return of Principal death benefit or the Highest Anniversary Value death benefit, amounts withdrawn from the contract to meet RMDs will reduce the benefit base and may limit the utility of the benefit(s).

o The GIB, Spousal continuation, automatic investment program, automatic payment plans and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.

o Upon your death, your beneficiary has the option to continue taking RMDs based on your remaining life expectancy or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, withdrawal charges (if applicable) will no longer apply. If you have a Guaranteed minimum death benefit, it will no longer be in effect and any applicable charge for such benefit will stop.

o When you die, we will pay your beneficiary the Investment Performance account value and the greater of the Protection with Investment Performance account value or the applicable death benefit.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may exercise your cancellation right under the contract to receive a refund. To exercise this cancellation right, you must notify us with a signed letter of instruction electing this right, to our processing office within 10 days after you receive your contract. If state law requires, this "free look" period may be longer. Other state variations may apply. For a state-by-state description of all material variations of this contract, including specific information on your "free look" period, see Appendix V later in this Prospectus.

Generally, your refund will equal your Total account value under the contract on the day we receive notification of your decision to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest option, and (iii) any interest in the account for special dollar cost averaging (if applicable), through the date we receive your contract. Some states, however, require that we refund the full amount of your contribution (not


74  Contract features and benefits

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reflecting (i), (ii) or (iii) above). For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

For Series CP(SM) contract owners, please note that you will forfeit the Credit by exercising this right of cancellation.

We may require that you wait six months before you may apply for a contract with us again if:

o   you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

If you fully convert an existing traditional IRA contract to a Roth IRA contract, you may cancel your Roth IRA contract and return to a traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information," later in this Prospectus.


                                              Contract features and benefits  75

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2. Determining your contract's value


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YOUR ACCOUNT VALUE AND CASH VALUE

Your "Total account value" is the total of: (i) the Protection with Investment Performance account value, and (ii) the Investment Performance account value. Your "Protection with Investment Performance account value" is the total value you have in: (i) the Protection with Investment Performance variable investment options, and (ii) amounts in a Special DCA program designated for the Protection with Investment Performance variable investment options. Your "Investment Performance account value" is the total value you have in: (i) the Investment Performance variable investment options, (ii) the guaranteed interest option, and (iii) amounts in a Special DCA program designated for the Investment Performance variable investment options and the guaranteed interest option. See "What are your investment options under the contract?" in "Contract features and benefits" for a detailed list of the Protection with Investment Performance variable investment options and Investment Performance variable investment options.

Your contract also has a "cash value." Your contract's cash value is equal to the Total account value, less: (i) the total amount or a pro-rata portion of the annual administrative charge, as well as any optional benefit charges; and
(ii) any applicable withdrawal charges. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.


YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding Portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option, less daily charges for:

(i)   operations expenses;

(ii)  administration expenses; and

(iii) distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i) increased to reflect subsequent contributions (plus the Credit for Series CP(SM) contracts);

(ii)  decreased to reflect withdrawals (plus withdrawal charges, if applicable);
      or

(iii) increased to reflect transfers into, or decreased to reflect a transfer out of, a variable investment option.

In addition, when we deduct any Guaranteed benefit charge, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated can be found in the SAI.


YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus transfers and withdrawals out of the option, and charges we deduct.


YOUR CONTRACT'S VALUE IN THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

(For Series B and Series L contracts only)

Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, minus any amounts that have been transferred to the variable investment options you have selected, and charges we deduct.


EFFECT OF YOUR ACCOUNT VALUES FALLING TO ZERO

In general, your contract will terminate without value if your Total account value falls to zero as the result of withdrawals, or the payment of any applicable charges when due, or a combination of two, as described below:

o If you have Investment Performance account value only and it falls to zero as the result of withdrawals or the payment of any applicable charges, your contract will terminate.

o Your Guaranteed minimum death benefit will terminate without value if your Protection with Investment Performance account value falls to zero as the result of withdrawals or the payment of any applicable charges. This will happen whether or not you also have the GIB or receive Lifetime GIB payments. Unless you have amounts allocated to your Investment Performance account, your contract will also terminate.

o If you have the GIB and your Protection with Investment Performance account value falls to zero as the result of the payment of any applicable charges or a withdrawal that is not an Excess withdrawal, you will receive Lifetime GIB payments in accordance with the terms of the GIB. Unless you have amounts allocated to your Investment Performance account, your contract will also terminate.

o If your Protection with Investment Performance account value falls to zero due to an Excess withdrawal, your GIB will terminate and you will not receive Lifetime GIB payments. Unless you have amounts allocated to your Investment Performance account, your contract will also terminate.


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Certain withdrawals, even one that does not cause your Total account value to fall to zero, will be treated as a request to surrender your contract and terminate your Guaranteed minimum death benefit. See "Withdrawals treated as surrenders" in "Accessing your money."

As discussed earlier in this Prospectus, we reserve the right to discontinue or limit your ability to make subsequent contributions to the contract or subsequent transfers or contributions to the Protection with Investment Performance variable investment options, either directly or through a Special DCA program. If we exercise this right, you will not have the ability to fund the contract and any Guaranteed benefits in order to avoid contract and/or Guaranteed benefit termination.

Withdrawals and/or deductions of charges during or following a period of poor market performance in which your account values decrease, increases the possibility that such a withdrawal or deduction could cause your account values to fall to zero.


                                           Determining your contract's value  77

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3. Transferring your money among investment options


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TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your Total account value among the investment options, subject to the following:

o   You may not transfer any amount to a Special DCA program.

o Amounts allocated to the Investment Performance variable investment options or guaranteed interest option can be transferred among the Investment Performance variable investment options. Also, amounts allocated to the Investment Performance variable investment options or the guaranteed interest option can be transferred to the Protection with Investment Performance variable investment options until the contract date anniversary following owner age 75, or if later, the first contract date anniversary. Transfers into your Protection with Investment Performance account will be allocated in accordance with your allocation instructions on file. See the limitations on amounts that may be transferred out of the guaranteed interest option below.

o Amounts invested in the Protection with Investment Performance variable investment options can only be transferred among the Protection with Investment Performance variable investment options. Transfers out of the Protection with Investment Performance variable investment options into the Investment Performance variable investment options or guaranteed interest option are not permitted. However, if the owner elects to drop all Guaranteed benefits, the entire Protection with Investment Performance account value must be withdrawn from the contract or transferred into the Investment Performance variable investment options or guaranteed interest option. See "Dropping or changing your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus. See the limitations on amounts that may be transferred into the guaranteed interest option below. ONCE A WITHDRAWAL IS TAKEN FROM YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT, YOU CANNOT MAKE ADDITIONAL CONTRIBUTIONS TO YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT. YOU CAN, HOWEVER, CONTINUE TO MAKE TRANSFERS FROM YOUR INVESTMENT PERFORMANCE ACCOUNT TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS UNTIL SUCH TIME YOU MAKE A SUBSEQUENT CONTRIBUTION TO YOUR INVESTMENT PERFORMANCE ACCOUNT AT WHICH POINT TRANSFERS INTO THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT WILL NO LONGER BE AVAILABLE. A subsequent contribution received by us in the first 90 calendar days after your contract is issued will not be counted towards shutting down transfers to your Protection with Investment Performance account. See "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

o For amounts allocated to the Protection with Investment Performance variable investment options, you may make a transfer from one Protection with Investment Performance variable investment option to another Protection with Investment Performance variable investment option as follows:

    -- You may make a transfer within the same category provided the resulting allocation to the receiving Protection with Investment Performance variable investment option does not exceed the investment option maximum in place at the time of the transfer.

    -- You can make a transfer from a Protection with Investment Performance variable investment option in one category to a Protection with Investment Performance variable investment option in another category as long as any applicable minimum rule(s) for the transferring category, the minimum and maximum rule(s) for all categories and the maximum rule for the receiving Protection with Investment Performance variable investment option are met. For detailed information regarding these rules, see "Category and investment option limits" under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus.

    -- You may also request a transfer that would reallocate your account value in the Protection with Investment Performance variable investment options based on percentages, provided those percentages are consistent with the category and Protection with Investment Performance variable investment option limits in place at the time of the transfer.

    -- In calculating the limits for any transfers among the Protection with Investment Performance variable investment options, we use the Protection with Investment Performance account value percentages as of the date prior to the transfer.

    -- Transfer requests do not change the allocation instructions on file for any future contribution or rebalancing, although transfer requests will be considered subject to the Custom Selection Rules at the time of the request. In connection with any transfer, you should consider providing new allocation instructions, which would be used in connection with future rebalancing. A transfer must comply with the Custom Selection Rules described under "Allocating your contributions" earlier in the Prospectus.

o A transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the Total account value being allocated to the guaranteed interest option, based on the Total account value as of the previous business day. This restriction is waived for amounts transferred from a dollar cost averaging program into the guaranteed interest option.

o We reserve the right to restrict transfers into and among variable investment options, including limitations on the number, frequency, or dollar amount of transfers.

o We may charge a transfer charge for any transfers in excess of 12 transfers in a contract year. For more information, see "Transfer


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   charge" under "Charges that AXA Equitable deducts" in "Charges and expenses" later in this Prospectus.

o For transfer restrictions regarding disruptive transfer activity, see "Disruptive transfer activity" below.

o The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus) in any contract year is the greatest of:

    (a) 25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or

    (b) the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options in the prior contract year; or

    (c) 25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you by way of a supplement to this Prospectus. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.

You may request a transfer in writing, by telephone using TOPS or through Online Account Access. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:

    (1)  the contract number;

    (2) the dollar amounts or percentages of your current applicable account value to be transferred; and

    (3)  the investment options to and from which you are transfer ring.

We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying Portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying Portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a Portfolio to maintain larger amounts of cash or to liquidate Portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the Portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than Portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting Portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying Portfolios for more information on how Portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying Portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying Portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying Portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of Portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each Portfolio on a daily basis. On any day when a Portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each unaffiliated trust may have its own policies and


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procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its Portfolios. Please see the prospectuses for the trusts for more information.

When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


REBALANCING AMONG YOUR INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS AND GUARANTEED INTEREST OPTION

We offer two rebalancing programs that you can use to automatically reallocate your Investment Performance account value among your Investment Performance variable investment options and the guaranteed interest option. Option I allows you to rebalance your Investment Performance account value among the Investment Performance variable investment options. Option II allows you to rebalance your Investment Performance account value among the Investment Performance variable investment options and the guaranteed interest option.

To enroll in one of our rebalancing programs, you must notify us in writing or through Online Account Access and tell us:

    (a) the percentage you want invested in each investment option (whole percentages only), and

    (b) how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis)

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract date. If you elect quarterly rebalancing, the rebalancing in the last quarter of the contract year will occur on the contract date anniversary.

Once it is available, you may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office. Termination requests can be made online through Online Account Access. See "How to reach us" in "Who is AXA Equitable?" earlier in this Prospectus. There is no charge for the rebalancing feature.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.
--------------------------------------------------------------------------------

While your rebalancing program is in effect, we will transfer amounts among the applicable investment options so that the percentage of your Investment Performance account value that you specify is invested in each option at the end of each rebalancing date.

If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the Investment Performance variable investment options. These rules are described in "Transferring your account value" earlier in this section. Under Option II, a transfer into or out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in special money market dollar cost averaging or general dollar cost averaging.

Our optional rebalancing programs are not available for amounts allocated to the Protection with Investment Performance variable investment options. For information about rebalancing among the Protection with Investment Performance variable investment options, see "Automatic quarterly rebalancing" under "Allocating your contributions" in "Contract features and benefits."


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SYSTEMATIC TRANSFER PROGRAM

Under the systematic transfer program, you may elect to have amounts in the Investment Performance variable investment options and the guaranteed interest option automatically transferred to your Protection with Investment Performance variable investment options. This can be done on a quarterly, semi-annual or annual basis. These amounts will be withdrawn on a pro-rata basis and allocated based on your allocation instructions on file. You can instruct us to either designate a: (i) dollar amount, or (ii) percentage of the Investment Performance variable investment options and the guaranteed interest option you want transferred. Also, you can specify: (i) a number of years you want the program to continue, or (ii) instruct us to continue to make transfers until all available amounts in your Investment Performance variable investment options and guaranteed interest option have been transferred out.

If you are participating in one of our Rebalancing programs while this program is in effect and the rebalancing and systematic transfer are scheduled for the same Business day, the systematic transfer will be processed first. The Investment Performance account will be rebalanced immediately after.

If you have taken a withdrawal from your Protection with Investment Performance account, the systematic transfer program will automatically terminate after you make a subsequent contribution to your Investment Performance account.

If we discontinue contributions and transfers to all Protection with Investment Performance variable investment options, we will terminate your systematic transfer program. See "How you can purchase and contribute to your contract" in "Contract features and benefits" earlier in this Prospectus.


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4. Accessing your money


--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your Total account value before payments begin. The table below shows the methods available under each type of contract.

Your account value could become insufficient due to withdrawals and/or poor market performance. For information on how withdrawals affect your Guaranteed benefits and potentially cause your contract to terminate, please see "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus and "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

If you take a withdrawal from the Protection with Investment Performance variable investment options, the withdrawal may impact your existing benefits and you will no longer be permitted to make subsequent contributions into the Protection with Investment Performance variable investment options. The first withdrawal from your Protection with Investment Performance account may also affect the applicable Roll-up rate used in calculating certain Guaranteed benefits. See "How you can purchase and contribute to your contract" and "Annual Roll-up rate" and "Deferral bonus Roll-up rate" under "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus for more information.

-------------------------------------------------------------------------------------------
                                          METHOD OF WITHDRAWAL
                     ----------------------------------------------------------------------
                                                                                  LIFETIME
                                                                   PRE-AGE        REQUIRED
                      AUTOMATIC                                    59-1/2         MINIMUM
                       PAYMENT                      SYSTE-     SUBSTANTIALLY      DISTRIBU-
 CONTRACT(1)          PLANS(2)        PARTIAL      MATIC(3)         EQUAL           TION
-------------------------------------------------------------------------------------------
NQ                      Yes             Yes           Yes             No             No
-------------------------------------------------------------------------------------------
Traditional IRA         Yes             Yes           Yes            Yes             Yes
-------------------------------------------------------------------------------------------
Roth IRA                Yes             Yes           Yes            Yes             No
-------------------------------------------------------------------------------------------
Inherited IRA           No              Yes           No              No            Yes(4)
-------------------------------------------------------------------------------------------
QP(5)                   Yes             Yes           No              No             Yes
-------------------------------------------------------------------------------------------

(1) Please note that not all contract types are available under all contracts in the Retirement Cornerstone(SM) Series.

(2)  Available for contracts with GIB only.

(3) Available for withdrawals from your Investment Performance variable investment options and guaranteed interest option only.

(4) The contract (whether traditional IRA or Roth IRA) pays out post-death required minimum distributions. See "Inherited IRA beneficiary continuation contract" in "Contract features and benefits" earlier in this Prospectus.

(5) All payments are made to the trust as the owner of the contract. See "Appendix II: Purchase considerations for QP contracts" later in this Prospectus.


AUTOMATIC PAYMENT PLANS
(For contracts with GIB)

You may take automatic withdrawals from your Protection with Investment Performance account under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary. All withdrawals from an Automatic payment plan count toward your free withdrawal amount.

You may elect either the Maximum payment plan or the Customized payment plan beginning after the first contract date anniversary. You must wait at least 28 days from enrollment in a plan before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month.

If you take a partial withdrawal from your Protection with Investment Performance account while an automatic payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. A partial withdrawal taken during an automatic payment plan could result in an Excess withdrawal. See "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus and "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.


MAXIMUM PAYMENT PLAN

If you have funded the GIB, the Maximum payment plan is available beginning in the contract year that follows the contract year in which you first fund your Protection with Investment Performance account. Under the Maximum payment plan, you can request us to pay you the Annual withdrawal amount as scheduled payments. The payment amount may increase or decrease annually as the result of a change in the Annual Roll-up rate. Also, the payment amount may increase as the result of a reset of your GIB benefit base.

If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a contract year, the payments you take that year will be less than your Annual withdrawal amount.

If you take a partial withdrawal from your Protection with Investment Performance account in the same contract year prior to enrollment in the Maximum payment plan, the partial withdrawal will be factored into the scheduled payments for that contract year, as follows: we will calculate the Annual withdrawal amount and subtract the partial withdrawal amount. The difference will be divided by the number of payments that remain for the rest of the contract year based on your election. This will be the amount paid out for the remaining periods for that contract year.


CUSTOMIZED PAYMENT PLAN

If you have funded the GIB, the Customized payment plan is available beginning in the contract year that follows the contract year in which you first fund your Protection with Investment Performance account. Currently, any of the following five Customized payment plan options


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can be elected. For options that are based on a withdrawal percentage, the specified percentage is applied to your GIB benefit base as of the most recent contract date anniversary. See "Annual withdrawal amount" in "Guaranteed income benefit" under "Contract features and benefits" earlier in this Prospectus.

The following payment options can be elected under the Customized payment plan. For options (i)-(iii) and (v), your payment may increase or decrease annually as the result of a change in the Annual Roll-up rate. Also, the payment amount may increase as the result of a reset of your GIB benefit base.

     (i) Guaranteed minimum percentage: You can request us to pay you as scheduled payments a withdrawal amount based on a withdrawal percentage that is fixed at the lowest guaranteed Annual Roll-up rate of 4%.

     (ii) Fixed percentage below the Annual Roll-up rate: You can request us to pay you as scheduled payments a withdrawal amount based on the applicable Annual Roll-up rate MINUS a fixed percentage for each contract year. If in any contract year the calculation would result in a payment that is less than 4%, your withdrawal percentage for that contract year will be 4%. In other words, the withdrawal percentage can never be less than 4%. Your percentage requests must be in increments of 0.50%.

     (iii) Fixed percentage: You can request us to pay you as sched uled payments a withdrawal amount based on a fixed percentage. The percentage may not exceed the Annual Roll-up rate in any contract year. If in any contract year the fixed percentage is greater than your Annual Roll-up rate for that contract year, we will pay you only the Annual withdrawal amount as scheduled payments for that contract year. Your percentage requests must be in increments of 0.50%.

     (iv) Fixed dollar amount: You can request us to pay you as scheduled payments a fixed dollar withdrawal amount each contract year. The fixed dollar amount may not exceed your Annual withdrawal amount in any contract year. If in any contract year the fixed dollar amount is greater than your Annual withdrawal amount, we will pay you as scheduled payments only your Annual withdrawal amount.

     (v) Fixed dollar amount or fixed percentage from both your Pro tection with Investment Performance account and your Investment Performance account: You can request us to pay you a fixed dollar amount or fixed percentage as scheduled payments that may be greater than your Annual withdrawal amount. The Annual withdrawal amount will be withdrawn from your Protection with Investment Performance account. We will pay you any requested amount that is in excess of your Annual withdrawal amount from your Investment Performance account. If in any contract year there is insufficient value in the Investment Performance account to satisfy your requested fixed dollar or fixed percentage withdrawal, we will pay you the maximum amount that can be withdrawn from your Annual withdrawal amount and your Investment Performance account as scheduled payments for that contract year even though this amount will be less than you requested.

It is important to note that if you elect the Customized payment plan and start monthly or quarterly withdrawals after the beginning of a contract year, you could select scheduled payment amounts that would cause an Excess withdrawal. If your selected scheduled payment would cause an Excess withdrawal, we will notify you. Excess withdrawals may significantly reduce the value of the GIB (and "Greater of" death benefit, if elected). See "How withdrawals affect your Guaranteed benefits" and "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus.

For examples on how the Automatic payment plans work, please see Appendix VI. For examples of how withdrawals affect your Guaranteed benefit bases, see Appendix VII later in this Prospectus.


PARTIAL WITHDRAWALS AND SURRENDERS
(All contracts)

You may take partial withdrawals from your contract at any time. Currently, the minimum withdrawal amount is $300. For discussion on how amounts can be withdrawn, see "How withdrawals are taken from your Total account value" below. You can also surrender your contract at any time.

Partial withdrawals will be subject to a withdrawal charge if they exceed the free withdrawal amount. For more information, see "Free withdrawal amount" in "Charges and expenses" later in this Prospectus.

Any request for a partial withdrawal will terminate your participation in either the Maximum payment plan or Customized payment plan.


SYSTEMATIC WITHDRAWALS
(All contracts except Inherited IRA and QP)

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your Investment Performance variable investment options and guaranteed interest option.

If your contract is subject to withdrawal charges, you may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your Investment Performance account value: 0.8% monthly, 2.4% quarterly and 10.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

If the withdrawal charges on your contract have expired (not applicable to Series C which has no withdrawal charges), you may elect a systematic withdrawal option in excess of percentages described in the preceding paragraph, up to 100% of your Investment Performance account value. HOWEVER, IF YOU ELECT A SYSTEMATIC WITHDRAWAL OPTION IN EXCESS OF THESE LIMITS, AND MAKE A SUBSEQUENT CONTRIBUTION TO YOUR INVESTMENT PERFORMANCE ACCOUNT, THE SYSTEMATIC WITHDRAWAL OPTION WILL BE TERMINATED. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph.


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We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, we will make the withdrawals on the same calendar day of the month as the contract date. If you have also elected a GIB Automatic payment plan, unless you instruct us otherwise, your systematic withdrawal option withdrawals will be on the same date as your automatic payment plan. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59-1/2 and 70-1/2.

If the systematic withdrawal option is elected with an Automatic payment plan, the payment frequency will be the same as the Automatic payment plan.

You may change the payment frequency, or the amount or the percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.

If you take a partial withdrawal while you are taking systematic withdrawals, your systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option.

Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal amount previously taken in the same contract year, the systematic withdrawal exceeds the free withdrawal amount.


SUBSTANTIALLY EQUAL WITHDRAWALS
(Traditional IRA and Roth IRA contracts only)

We offer our "substantially equal withdrawals option" to allow you to receive distributions from your contract without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age 59-1/2. See "Tax information" later in this Prospectus. The substantially equal withdrawals option is available only if 100% of your Total account value is allocated to either the Protection with Investment Performance account or the Investment Performance account. This option is not available if your Total account value is split between the Protection with Investment Performance account and the Investment Performance account at the time you elect this option. If you elect to take substantially equal withdrawals, you may not elect any other automated withdrawal program.

If you elect our substantially equal withdrawals option, we calculate the permissible distributions for you using one of the IRS-approved methods for doing this. You should be aware that the portion of any withdrawal from the Protection with Investment Performance account that is in excess of the Annual withdrawal amount will reduce the benefit base(s) for your Guaranteed benefits on a pro-rata basis as of the date of the withdrawal. See "How withdrawals affect your Guaranteed benefits" and "Annual withdrawal amount" under "Guaranteed income benefit" in "Contract features and benefits" for more information.

Our substantially equal withdrawals option is not the exclusive method of meeting the penalty exception. After consultation with your tax adviser, you may decide to use any permissible method. If you do not elect our substantially equal withdrawals option, you would have to compute withdrawal amounts yourself and request partial withdrawals.

Once you begin to take substantially equal withdrawals, you should not do any of the following until after the later of age 59-1/2 or five full years after the first withdrawal: (i) stop them; (ii) change the pattern of your withdrawals (for example, by taking an additional partial withdrawal); or (iii) contribute any more to the contract. If you alter the pattern of withdrawals, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.

Making additional contributions to the contract is treated as changing the pattern of withdrawals. It does not matter whether the additional contributions are made by direct transfer or rollover; nor does it matter if they are made to the investment Performance account or the Protection with Investment Performance account. Because the penalty exception method does not permit additional contributions or payment changes to restore any benefit base under the contract, you and your tax adviser should consider carefully whether you should elect the Substantially equal withdrawals option or any other method of penalty exception withdrawals if you have allocated or intend to allocate amounts to the Protection with Investment Performance account value after starting Substantially equal withdrawals.

In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one-time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments, which vary each year.

If the contract is eligible, you may elect to take substantially equal withdrawals at any time before age 59-1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until (i) we receive written notice from you to cancel this option; (ii) you take an additional partial withdrawal; or (iii) you contribute any more to the contract. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal or added amounts to the contract. We will calculate the new withdrawal amount.

BECAUSE THE IRS-APPROVED PENALTY EXCEPTION METHODS DO NOT PERMIT YOU TO ADD CONTRIBUTIONS OR CHANGE PAYMENTS TO RESTORE THE GUARANTEED BENEFIT BASE(S), AS NOTED ABOVE, YOU AND YOUR TAX ADVISER SHOULD CONSIDER CAREFULLY WHETHER YOU SHOULD ELECT THE SUBSTANTIALLY EQUAL WITHDRAWALS OPTION OR ANY OTHER METHOD OF PENALTY EXCEPTION WITHDRAWALS IF YOU HAVE ALLOCATED ANY AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT.


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LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(Traditional IRA and QP contracts only -- See "Tax information" later in this Prospectus)

We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute RMDs yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Before electing this account-based withdrawal option, you should consider whether annuitization might be better in your situation. If you have funded your Guaranteed benefit(s), amounts withdrawn from the contract to meet RMDs may reduce your benefit base(s) and may limit the utility of the benefit(s). Also, the actuarial present value of additional contract benefits must be added to the Total account value in calculating RMD payments from annuity contracts funding qualified plans and IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this Prospectus.

This service is not available under defined benefit QP contracts.

You may elect this service in the calendar year in which you reach age 70-1/2 or in any later year. The minimum amount we will pay out is $250. Currently, RMD payments will be made annually. See "Required minimum distributions" in "Traditional individual retirement annuities (traditional IRAs)" under "Tax information" later in this Prospectus for your specific type of retirement arrangement.

This service does not generate automatic RMD payments during the first contract year. Therefore, if you are making a rollover or transfer contribution to the contract after age 70-1/2, you must take any RMDs before the rollover or transfer. If you do not, any withdrawals that you take during the first contract year to satisfy your RMDs may be subject to withdrawal charges, if applicable, if they exceed the free withdrawal amount.

--------------------------------------------------------------------------------
For traditional IRA contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------

We do not impose a withdrawal charge on RMD payments if you are enrolled in our automatic RMD service even if, when added to a partial withdrawal previously taken in the same contract year, the RMD payments exceed the free withdrawal amount.

RMDS FOR CONTRACTS WITH GIB. Generally, if you elect our Automatic RMD service, any lifetime RMD payment we make to you, starting in the first contract year, will not be treated as an Excess withdrawal for contracts with GIB or with GIB and the "Greater of" death benefit. Amounts from both your Protection with Investment Performance account and Investment Performance account values are used to determine your lifetime RMD payment each year.

If you elect either the Maximum payment plan or the Customized payment plan (together, "automatic payment plans") and our Automatic RMD service, we will make an extra payment, if necessary, on December 1st that will equal your lifetime RMD amount less all payments made through November 30th and any scheduled December payment. The combined Automatic payment plan and RMD payment will not be treated as an Excess withdrawal if the RMD, together with any withdrawal taken under one of our automatic plans exceeds your Annual withdrawal amount. The additional payment will reduce your GIB benefit base and Roll-up to age 85 benefit base (for contracts with the "Greater of" death benefit) on a dollar-for-dollar basis. Your Highest Anniversary Value benefit base is always reduced on a pro-rata basis.

If you take any partial withdrawals in addition to your RMD and Automatic payment plan payments, your applicable Automatic payment plan will be terminated. Any partial withdrawal taken from your Protection with Investment Performance account may cause an Excess withdrawal and may be subject to a withdrawal charge. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. Further, your GIB benefit base and Annual withdrawal amount will be reduced.

If you elect our Automatic RMD service and elect to take your Annual withdrawal amount in partial withdrawals without electing one of our available Automatic payment plans, we will make a payment, if necessary, on December 1st that will equal your RMD payment less all withdrawals made through November 30th. If prior to December 1st you make a partial withdrawal that exceeds your Annual withdrawal amount, but not your RMD amount, any portion of that partial withdrawal taken from your Protection with Investment Performance account will be treated as an Excess withdrawal, as well as any subsequent partial withdrawals taken from your Protection with Investment Performance account made during the same contract year. However, if by December 1st your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as an Excess withdrawal.

Your RMD payment will be withdrawn on a pro-rata basis from your Investment Performance variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will withdraw amounts from your Special DCA program. If there is insufficient value in those options, any additional amount of the RMD payment or the total amount of the RMD payment will be withdrawn from your Protection with Investment Performance variable investment options. For information on how RMD payments are taken from your contract see "How withdrawals are taken from your Total account value" below.

If you do not elect our Automatic RMD service and if your Annual withdrawal amount is insufficient to satisfy the RMD payment, any additional withdrawal taken in the same contract year (even one to satisfy your RMD payment) from your Protection with Investment Performance account will be treated as an Excess withdrawal.


HOW WITHDRAWALS ARE TAKEN FROM YOUR TOTAL ACCOUNT VALUE

Unless you specify otherwise, all withdrawals (other than Automatic payment plan withdrawals and lump sum withdrawals of your Annual withdrawal amount and substantially equal withdrawals) will be taken on a pro-rata basis from your Investment Performance variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from a Special DCA program. If there is insufficient value in those options, any additional amount of


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the withdrawal required or the total amount of the withdrawal will be withdrawn from your Protection with Investment Performance variable investment options. Any amounts withdrawn from a Special DCA program that were designated for the Protection with Investment Performance variable investment options will reduce your Guaranteed benefit base(s).

Automatic payment plan withdrawals (other than fixed dollar amount or fixed percentage withdrawals) and lump sum withdrawals of your Annual withdrawal amount will always be taken on a pro-rata basis only from your Protection with Investment Performance variable investment options.

Fixed dollar amount or fixed percentage withdrawals are first taken on a pro-rata basis from your Protection with Investment Performance variable investment options. If there is insufficient value or no value in those options, we will subtract amounts from your Investment Performance variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from a Special DCA program.

Substantially equal withdrawals are taken on a pro-rata basis from your Total account value. However, if after you have elected the substantially equal withdrawals option your Total account value is split between the Protection with Investment Performance account value and the Investment Performance account value, your substantially equal withdrawals will be taken on a pro-rata basis from your Investment Performance variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from a Special DCA program. If there is insufficient value in those options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from your Protection with Investment Performance variable investment options. Any amounts withdrawn from a Special DCA program that were designated for the Protection with Investment Performance variable investment options will reduce your Guaranteed benefit base(s).

You may choose to have withdrawals subtracted from your contract based on the following options:

     (1) Take the entire withdrawal on a pro-rata basis from the Protection with Investment Performance variable investment options; or

     (2) Take the entire withdrawal from the Investment Performance account value, specifying which Investment Performance variable investment options and/or guaranteed interest option the withdrawal should be taken from; or

     (3) Request a certain portion of the withdrawal to be taken from the Protection with Investment Performance variable investment options and take the remaining part of the withdrawal from the Investment Performance variable investment options. You must specify the investment options for the Investment Performance account value. The withdrawal from the Protection with Investment Performance variable investment options will be taken on a pro-rata basis.

For more information on how withdrawals affect your Guaranteed benefits, see "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus and Appendix VII later in this Prospectus.


WITHDRAWALS TREATED AS SURRENDERS

Certain withdrawals may cause your contract and certain Guaranteed benefits to terminate, as follows:

o Any fee deduction and/or withdrawal that causes your Total account value to fall to zero will terminate the contract and any applicable Guaranteed benefit, other than the GIB (unless the account value falls to zero due to an "Excess withdrawal"). See "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus for a discussion of what happens to your benefit if your Protection with Investment Performance account value falls to zero.

o   If you do not have the GIB or have not yet funded it, the following applies:

    -- a request to withdraw 90% or more of your cash value will terminate your contract and any applicable Guaranteed minimum death benefit;

    -- we reserve the right to terminate the contract and any applicable Guaranteed minimum death benefit if no contributions are made during the last three contract years and the cash value is less than $500; and

    -- we reserve the right to terminate your contract and any applicable Guaranteed minimum death benefit if any withdrawal would result in a remaining cash values of less than $500.

If your contract is terminated, we will pay you the contract's cash value. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.


SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners, while an annuitant is living) and before you begin to receive annuity payments (Lifetime GIB payments or otherwise). For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

Upon your request to surrender your contract for its cash value, all benefits under the contract, including the GIB, will terminate as of the date we receive the required information if your cash value in your Protection with Investment Performance account is greater than your Annual withdrawal amount remaining for that year. If your cash value is not greater than your Annual withdrawal amount remaining for that year, then you will receive your cash value and a supplementary life annuity contract under which we will pay you Lifetime GIB payments. For more information, please see "Effect of your account values falling


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to zero" in "Determining your contract's value" and "Guaranteed income benefit"
in "Contract features and benefits" earlier in this Prospectus.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.


WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the business day the transaction request is received by us in good order. These transactions may include applying proceeds to a payout annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge, if applicable) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

     (1)   the New York Stock Exchange is closed or restricts trading,

     (2) the SEC determines that an emergency exists as a result of sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable, or

     (3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option or a Special DCA program, (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.


YOUR ANNUITY PAYOUT OPTIONS

The following description assumes annuitization of your entire contract. For partial annuitization, see "Partial Annuitization" below.

Deferred annuity contracts such as those in the Retirement Cornerstone(SM) Series provide for conversion to annuity payout status at or before the contract's "maturity date." This is called "annuitization." Upon annuitization, your account value is applied to provide periodic payments as described in this section; the contract and all its benefits terminate; and you receive a supplementary contract for the periodic payments ("payout option"). The supplementary contract does not have an account value or cash value. If you choose a variable payout option, you will receive a separate prospectus related to the contract you select.

We currently offer you several choices of annuity payout options. The options available directly under the contract entitle you to receive fixed annuity payments. Options available under separate contracts and described in separate prospectuses enable you to receive variable annuity payments.

You may choose to annuitize your contract at any time, which generally is at least 13 months (five years for Series CP(SM) contracts) after the contract date. The contract's maturity date is the latest date on which annuitization can occur. If you do not annuitize before the maturity date and at the maturity date have not made an affirmative choice as to the type of annuity payments to be received, we will convert your contract to the default annuity payout option described in "Annuity maturity date" later in this section. If you have the GIB or a Guaranteed minimum death benefit, your contract may have both a Protection with Investment Performance account value and an Investment Performance account value. If there is a Protection with Investment Performance account value and you choose to annuitize your contract before the maturity date, the GIB will terminate without value even if your GIB benefit base is greater than zero. The payments that you receive under the payout annuity option you select may be less than you would have received under GIB. See "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus for further information. Any Guaranteed minimum death benefit terminates upon annuitization.

In general, your periodic payment amount upon annuitization is determined by your Total account value, the form of the annuity payout option you elect as described below, the timing of your purchase and the applicable annuity purchase rate to which that value is applied. Once begun, annuity payments cannot be stopped unless otherwise provided in the supplementary contract. Your contract guarantees that upon annuitization, your account value will be applied to a guaranteed annuity purchase rate for a life annuity. We reserve the right, with advance notice to you, to change guaranteed annuity purchase rates any time after your fifth contract date anniversary and at not less than five-year intervals after the first change. (Please see your contract and SAI for more information.) In the event that we exercise our contractual right to change the guaranteed annuity purchase factors, we would segregate the account value based on contributions and earnings received prior to and after the change. When your contract is annuitized, we would calculate the payments by applying the applicable purchase factors separately to the value of the contributions received before and after the rate change. We will provide you with 60 days advance written notice of such a change.

In addition, you may apply your Total account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We have the right to require you to provide any information we deem necessary to provide an annuity upon annuitization. If the annuity payment amount is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

We currently offer you several choices of annuity payout options. The options available directly under the contract entitle you to receive fixed annuity payments. Options available under separate contracts and described in separate prospectuses enable you to receive variable annuity payments.

The payments that you receive upon annuitization of your Protection with Investment Performance account value may be less than your Annual withdrawal amount or your Lifetime GIB payments. If you are considering annuitization, you should ask your financial professional


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for information about the payment amounts that would be made under the various choices that are available to you. You may also obtain that information by contacting us. Annuitization of your Investment Performance account value after the date your Lifetime GIB payments begin will not affect those payments.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the owner's and annuitant's ages at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time. In addition, if you are exercising your GIB, your choice of payout options are those that are available under the GIB (see "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus).


--------------------------------------------------------------------------------
Fixed annuity payout options   Life annuity
                               Life annuity with period certain
                               Life annuity with refund certain
                               Period certain annuity
--------------------------------------------------------------------------------

o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide you with details.

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

PARTIAL ANNUITIZATION. Beginning January 1, 2011, partial annuitization of nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the annuity payout options described here, but if you choose a period certain annuity payout, the certain period must be for 10 years or more. We require you to elect partial annuitization on the form we specify. Partial annuitization is not available for a guaranteed income benefit under a contract. For purposes of this contract, we will effect any partial annuitization as a withdrawal applied to a payout annuity. See "How withdrawals are taken from your Total Account Value" earlier in this Section. Also, see the discussion of "Partial Annuitization" in "Tax Information" later in this Prospectus.


SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments begin but it may not be earlier than 12 months from your contract date or not earlier than five years from your Series CP(SM) contract date (in a limited number of jurisdictions this requirement may be more or less than five years). Where payments are made on the 15th day of each month, you can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month. Also, that date may not be later than the annuity maturity date described below.

For Series CP(SM) contracts, if you start receiving annuity payments within three years of making any contribution, we will recover the Credit that applies to any contribution made within the prior three years. Please see Appendix V later in this Prospectus for information on state variations.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments, or with a longer duration of a non-life contingent annuity or a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay your Total account value in a single sum rather than as payments under the payout option chosen. If you select an annuity payout option and payments have begun, no change can be made


ANNUITY MATURITY DATE

Your contract has a maturity date. The maturity date is based on the age of the original annuitant at contract issue and cannot be changed


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other than in conformance with applicable law, even if you name a new annuitant. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday (or older joint annuitant if your contract has joint annuitants). The maturity date may not be less than thirteen months from your contract date, unless otherwise stated in your contract. We will send a notice with the contract statement one year prior to the maturity date and with each quarterly statement until the maturity date. The notice will include the date of maturity, describe the available annuity payout options, state the availability of a lump sum payment option, and identify the default payout option, if you do not provide an election by the time of your contract maturity date.

If you have not funded the GIB, you may either take a lump sum payment or select an annuity payout option on the maturity date. If you do not make an election at maturity, we will apply your Investment Performance account value to a life-period certain fixed annuity with payments based on the greater of guaranteed or then current annuity purchase rates.

If you have funded the GIB, the following applies on the maturity date:

o For amounts allocated to your Investment Performance account, you may select an annuity payout option or take a lump sum payment.

o If you do not make an election for your Protection with Investment Performance account value on your maturity date, we will apply the Protection with Investment Performance account value to either (a) or (b) below, whichever provides a greater payment:

    (a) a fixed life annuity with a period certain with payments based on the greater of the guaranteed or then current annuity purchase rates, or

    (b) a supplementary contract with annual payments equal to your GIB benefit base applied to the applicable GIB payout factor.

If you elect payments on a joint life basis, the joint life must be your spouse and the joint life GIB payout factors will be reduced. See "Lifetime GIB payments" under "Guaranteed income benefit" in "Contract features and benefits." You may also elect to have your Protection with Investment Performance account value paid to you in a lump sum or applied to an annuity payout option we are offering at the time.

If Lifetime GIB payments have already begun, we will issue you one supplementary contract to continue receiving your Lifetime GIB payments. For amounts allocated to your Investment Performance account, you must select an annuity payout option or take a lump sum payment.


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5. Charges and expenses


--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. Together, they make up the daily "contract fee." These charges are reflected in the unit values of each variable investment option:

o   An operations charge

o   An administration charge

o   A distribution charge

We deduct the following charges as described later in this section. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o On each contract date anniversary -- an annual administrative charge, if applicable.

o At the time you make certain withdrawals or surrender your contract -- a withdrawal charge (if applicable).

o On each contract date anniversary -- a charge for each optional benefit you elect: a Guaranteed minimum death benefit (other than the Return of Principal death benefit) and the Guaranteed income benefit.

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

o At the time you request a transfer in excess of 12 transfers in a contract year -- a transfer charge (currently, there is no charge).

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. This does not mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.


SEPARATE ACCOUNT ANNUAL EXPENSES


OPERATIONS CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for operations expenses, a portion of which compensates us for mortality and expense risks, described below. In connection with the Protection with Investment Performance variable investment options, a portion of this charge compensates us for our costs in providing the Return of Principal death benefit. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

     Series B:                      0.80%

     Series CP(SM):                 0.95%

     Series L:                      1.10%

     Series C:                      1.10%

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

For Series CP(SM) contracts, a portion of this charge also compensates us for any Credits we apply to the contract. We expect to make a profit from this charge. For a discussion of the credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus.

ADMINISTRATION CHARGE. We deduct a daily charge from the net assets in each variable investment option. The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

     Series B:                       0.30%

     Series CP(SM):                  0.35%

     Series L:                       0.30%

     Series C:                       0.25%

DISTRIBUTION CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:


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     Series B:                       0.20%

     Series CP(SM):                  0.25%

     Series L:                       0.25%

     Series C:                       0.35%


ACCOUNT VALUE CHARGES

ANNUAL ADMINISTRATIVE CHARGE. We deduct an administrative charge from your Total account value on each contract date anniversary. We deduct the charge if your Total account value on the last business day of the contract year is less than $50,000. If your Total account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your Total account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the Investment Performance variable investment options and the guaranteed interest option (see Appendix V later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro-rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from a Special DCA account. If those amounts are insufficient, we will deduct all or a portion of the charge from the Protection with Investment Performance variable investment options.

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro- rata portion of the charge for that year.

If your Total account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable Guaranteed benefits except as noted under "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus.


TRANSFER CHARGE

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer. The transfer charge (if applicable), will be assessed at the time that the transfer is processed. Each time you request a transfer from one investment option to another, we will assess the transfer charge (if applicable). Separate requests submitted on the same day will each be treated as separate transfers. Any transfer charge will be deducted from the investment options from which the transfer is made. We will not charge for transfers made in connection with one of our dollar cost averaging programs. Also, transfers from a dollar cost averaging program do not count toward your number of transfers in a contract year for the purposes of this charge.


WITHDRAWAL CHARGE

(For Series B, Series CP(SM) and Series L contracts only)

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value or to apply your cash value to a non-life contingent annuity payout option. For more information about the withdrawal charge if you select an annuity payout option, see "Your annuity payout options--The amount applied to purchase an annuity payout option" in "Accessing your money" earlier in the Prospectus. For Series CP(SM) contracts, a portion of this charge also compensates us for any Credits we apply to the contract. For a discussion of the Credit, see "Credits" in "Contracts features and benefits" earlier in this Prospectus. We expect to make a profit from this charge.

The withdrawal charge equals a percentage of the contributions withdrawn. For Series CP(SM) contracts, we do not consider Credits to be contributions. Therefore, there is no withdrawal charge associated with a Credit.

The percentage of the withdrawal charge that applies to each contribution depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:



----------------------------------------------------------------------------------------------------
                                     WITHDRAWAL CHARGE AS A % OF CONTRIBUTION
                                                 CONTRACT YEAR
----------------------------------------------------------------------------------------------------
                      1         2       3       4      5       6       7      8       9       10
----------------------------------------------------------------------------------------------------
 Series B            7%         7%      6%      6%     5%      3%      1%     0%(a)   --      --
----------------------------------------------------------------------------------------------------
 Series L            8%         7%      6%      5%     0%(b)   --      --     --      --      --
----------------------------------------------------------------------------------------------------
 Series CP(SM)       8%         8%      7%      6%     5%      4%      3%     2%      1%      0%(c)
----------------------------------------------------------------------------------------------------
 Series C             --(d)     --      --      --     --      --      --     --      --      --
----------------------------------------------------------------------------------------------------

(a) Charge does not apply in the 8th and subsequent contract years following contribution.

(b) Charge does not apply in the 5th and subsequent contract years following contribution.

(c) Charge does not apply in the 10th and subsequent contract years following contribution.

(d)  Charge does not apply to Series C contracts.

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1" and the withdrawal charge is reduced or expires on each applicable contract date anniversary. Amounts withdrawn up to the free withdrawal amount are not considered withdrawals of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.

Please see Appendix V later in this Prospectus for possible withdrawal charge schedule variations in your state.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your Total account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. Any applicable withdrawal charge will be calculated on the portion of the withdrawal amount that is subject to withdrawal charges. The charge will be taken out of your Protection with Investment Performance and Investment Performance account values based on the proportion of the withdrawal amount that is subject to the charge from the respective account values. We deduct the charge in


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proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

For purposes of calculating reductions in your Guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your Total account value. For more information, see "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

The withdrawal charge does not apply in the circumstances described below.


FREE WITHDRAWAL AMOUNT

Each contract year you can withdraw a certain amount from your contract without paying a withdrawal charge. In the first contract year, the free withdrawal amount is determined using all contributions received in the first 90 days of the contract year. The free withdrawal amount does not apply if you surrender your contract except where required by law.

FOR CONTRACTS WITHOUT A GUARANTEED BENEFIT. If you do not have a Guaranteed benefit with your contract, your free withdrawal amount is equal to 10% of your Investment Performance account value at the beginning of the contract year.

FOR CONTRACTS WITH A GUARANTEED MINIMUM DEATH BENEFIT AND WITHOUT GIB. If you have Guaranteed minimum death benefit with your contract, but do not have the GIB, your free withdrawal amount is equal to 10% of your Investment Performance account value and 10% of your Protection with Investment Performance account value at the beginning of the contract year. If you do not fund your Guaranteed minimum death benefit until after issue, there is no free withdrawal amount in connection with the Protection with Investment Performance account value prior to the contract date anniversary following the date on which you funded your Guaranteed minimum death benefit. If you fund your Guaranteed minimum death benefit with a transfer, your free withdrawal amount from your Investment Performance account value in that contract year will not be reduced by the amount of the transfer. IF YOU FUND THE GUARANTEED MINIMUM DEATH BENEFIT AFTER ISSUE WITH A TRANSFER OF 100% OF YOUR INVESTMENT PERFORMANCE ACCOUNT VALUE, YOU WILL NOT HAVE A FREE WITHDRAWAL AMOUNT FOR THE REMAINDER OF THAT CONTRACT YEAR.

FOR CONTRACTS WITH GIB. With respect to the Investment Performance account, your free withdrawal amount is 10% of the Investment Performance account value at the beginning of the contract year.

With respect to the Protection with Investment Performance account, the free withdrawal amount is the GIB benefit base as of the most recent contract date anniversary multiplied by the Annual Roll-up rate in effect on the first day of the contract year. The Deferral bonus Roll-up rate is never used to determine the free withdrawal amount.

If you do not fund your GIB until after issue, there is no free withdrawal amount in connection with the Protection with Investment Performance account prior to the contract date anniversary following the date on which you funded your GIB. If you fund your GIB with a transfer, your free withdrawal amount from your Investment Performance account in that contract year will not be reduced by the amount of the transfer. IF YOU FUND THE GIB AFTER ISSUE WITH A TRANSFER OF 100% OF YOUR INVESTMENT PERFORMANCE ACCOUNT VALUE, YOU WILL NOT HAVE A FREE WITHDRAWAL AMOUNT FOR THE REMAINDER OF THAT CONTRACT YEAR.

In general, the amount of any contribution or transfer into the Protection with Investment Performance account and a contribution into the Investment Performance account after the first day of the contract year will not be included in your free withdrawal amount for that contract year.

When a withdrawal is taken from both the Investment Performance account and the Protection with Investment Performance account, the free withdrawal amount is allocated based on the amounts withdrawn from each.

DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. There are specific circumstances (described below) under which the withdrawal charge will not apply. At any time after the first contract date anniversary, you may submit a claim to have the withdrawal charge waived if you meet certain requirements. You are not eligible to make a claim prior to your first contract date anniversary. Also, your claim must be on the specific form we provide for this purpose.

The withdrawal charge does not apply if:

(i) We receive proof satisfactory to us (including certification by a licensed physician) that an owner (or older joint owner, if applicable) is unable to perform three of the following "activities of daily living":

      - "Bathing" means washing oneself by sponge bath; or in either a tub or shower, including the task of getting into or out of the tub or shower.

      - "Continence" means the ability to maintain control of bowel and bladder function; or, when unable to maintain control of bowel or bladder function, the ability to perform associated personal hygiene (including caring for catheter or colostomy bag).

      - "Dressing" means putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.

      - "Eating" means feeding oneself by food into the body from a receptacle (such as a plate, cup or table) or by a feeding tube or intravenously.

      - "Toileting" means getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.

      -  "Transferring" means moving into or out of a bed, chair or wheelchair.

(ii) We receive proof satisfactory to us (including certification by a licensed physician) that an owner's (or older joint owner's, if applicable) life expectancy is six months or less.

(iii) An owner (or older joint owner, if applicable) has been confined

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     to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

     - its main function is to provide skilled, intermediate, or custodial nursing care;

     -  it provides continuous room and board to three or more persons;

     -  it is supervised by a registered nurse or licensed practical nurse;

     -  it keeps daily medical records of each patient;

     -  it controls and records all medications dispensed; and

     -  its primary service is other than to provide housing for residents.

Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.


GUARANTEED BENEFIT CHARGES

RETURN OF PRINCIPAL DEATH BENEFIT. There is no additional charge for this death benefit.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT. If you elect the Highest Anniversary Value death benefit, we deduct a charge annually from your Protection with Investment Performance variable investment options on each contract date anniversary for which it is in effect. The charge is equal to 0.25% of the Highest Anniversary Value benefit base. If you elect this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

"GREATER OF" DEATH BENEFIT. If you elect this death benefit, we deduct a charge annually from your Protection with Investment Performance variable investment options on each contract date anniversary for which it is in effect. The charge is equal to 0.95% of the "Greater of " death benefit base. If you elect this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

If your Roll-Up to age 85 benefit base resets on the third or later contract date anniversary, we reserve the right to increase the charge for this benefit up to 1.10%. You will be notified of the increased charge at the time we notify you of your eligibility to reset. The increased charge, if any, will apply as of the next contract date anniversary following the reset and on all contract date anniversaries thereafter. You must notify us at least 30 days prior to your contract date anniversary on which a reset could cause a fee increase in order to cancel the reset on your upcoming contract date anniversary. If you elect this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

GUARANTEED INCOME BENEFIT CHARGE. If you have the GIB, we deduct a charge annually from your Protection with Investment Performance variable investment options on each contract date anniversary until such time that your Lifetime GIB payments begin or you elect another annuity payout option, whichever occurs first. The charge is equal to 0.95% of the GIB benefit base in effect on each contract date anniversary. If you have this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

If your GIB benefit base resets on the third or later contract date anniversary, we reserve the right to increase the charge for this benefit up to 1.25%. You will be notified of the increased charge at the time we notify you of your eligibility to reset. The increased charge, if any, will apply as of the next contract date anniversary following the reset and on all contract date anniversaries thereafter. You must notify us at least 30 days prior to your contract date anniversary on which a reset could cause a fee increase in order to cancel the reset on your upcoming contract date anniversary.

                      ----------------------------------

For the Highest Anniversary Value death benefit, "Greater of" death benefit and GIB, we will deduct each charge from your Protection with Investment Performance variable investment options on a pro-rata basis. If those amounts are insufficient to pay the charge and you have no amounts in the Special DCA program designated for the Protection with Investment Performance variable investment options, your benefit will terminate without value and you will lose any applicable Guaranteed benefits except as noted under "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus. Your contract will also terminate if you do not have any Investment Performance account value.

For the Highest Anniversary Value death benefit, the "Greater of" death benefit and the GIB, if any of the following occur on a date other than a contract date anniversary, we will deduct a pro-rata portion of the charge for that year:

o   A death benefit is paid;

o   you surrender the contract to receive its cash value;

o   you annuitize your Protection with Investment Performance account value;

o you transfer 100% of your Protection with Investment Performance account value to the Investment Performance account (following the dropping of your Guaranteed benefits); or

o you withdraw 100% of your Protection with Investment Performance account value (following the dropping of your Guaranteed benefits).


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.


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CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

o   Management fees.

o   12b-1 fees (for certain variable investment options).

o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of the Trusts and/or shares of unaffiliated Portfolios (collectively, the "underlying Portfolios"). The underlying Portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.


GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge (if applicable) or the daily contract charge, or change the minimum initial contribution requirements. We also may change the Guaranteed benefits, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. If permitted under the terms of our exemptive order regarding the Series CP(SM) Credit feature, we may also change the crediting percentage that applies to contributions. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and operations generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 ("ERISA") or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.


OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.


94  Charges and expenses

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6. Payment of death benefit


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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural owner that has joint annuitants, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the trustee. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit in connection with your Investment Performance account is equal to your Investment Performance account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. For Series CP(SM) contracts, the Investment Performance account value used to determine the death benefit will first be reduced by the amount of any Credits applied in the one-year period prior to the owner's (or older joint owner's, if applicable) death.

The death benefit in connection with any amount in your Protection with Investment Performance account is equal to your Protection with Investment Performance account value or, if greater, the applicable Guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit), as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. For Series CP(SM) contracts, the Protection with Investment Performance account value used to determine the death benefit will first be reduced by the amount of any Credits applied in the one-year period prior to the owner's (or older joint owner's, if applicable) death. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals. Payment of the death benefit terminates the contract.

--------------------------------------------------------------------------------
When we use the terms "owner" and "joint owner", we intend these to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. If the contract is jointly owned or is issued to a non-natural owner, the death benefit is payable upon the death of the older joint owner or older joint annuitant, as applicable.
--------------------------------------------------------------------------------

Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. However, you should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.


EFFECT OF THE OWNER'S DEATH

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract has a non-natural owner, the death benefit is payable upon the death of the annuitant.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option ("BCO"). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the "Spousal continuation" feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under "Non-spousal joint owner contract continuation." If you are the sole owner and your spouse is the sole primary beneficiary, your surviving spouse can continue the contract as a successor owner as discussed below, under "Spousal continuation" or under "Beneficiary continuation option."

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner's death (the "5-year rule"). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal joint


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owner continues the contract under the 5-year rule, in general, all Guaranteed benefits and their charges will end. For more information on non-spousal joint owner contract continuation, see the section immediately below.


NON-SPOUSAL JOINT OWNER CONTRACT CONTINUATION

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner's death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher. The surviving owner can elect to
(1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years and any GIB and charge will be terminated; or (4) continue the contract under the Beneficiary continuation option. For Series CP(SM) contracts, if any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any Credits applied to any such contributions.

If the contract continues, any Guaranteed minimum death benefit and associated charge will be discontinued. Withdrawal charges, if applicable, will no longer apply, and no subsequent contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues under the "5-year rule", the death benefit is not payable and the Guaranteed minimum death benefit, if applicable, will continue without change. In general, the GIB and charge will be discontinued. Withdrawal charges, if applicable, will continue to apply and no subsequent contributions will be permitted.


SPOUSAL CONTINUATION

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract), may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed below in this section) or continue the contract, as follows:

o In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges if applicable will apply if subsequent contributions are made.

o The applicable Guaranteed minimum death benefit option may continue as follows:

    - If the surviving spouse is age 75 or younger on the date of your death, and you were age 84 or younger at death, the Guaranteed minimum death benefit continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85.

    - If the surviving spouse is age 75 or younger on the date of your death, and you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit under the contract. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85.

    - If the surviving spouse is age 76 or over on the date of your death, any applicable Guaranteed minimum death benefit will be frozen (subject to adjustment for subsequent contributions and withdrawals) and the charge will be discontinued.

    - If the "Greater of" death benefit continues, the Roll-up to age 85 benefit base reset, and any Deferral bonus Roll-up amount or Annual Roll-up amount, as applicable, will be based on the surviving spouse's age. The next available reset will continue to be based on the contract date.

The GIB may continue, as follows:

o If the surviving spouse is the older spouse, the GIB (with its charge) continues with no change;

o If the surviving spouse is the younger spouse, and Lifetime GIB payments have not begun, the GIB (with its charge) continue, as follows:

    (i) The surviving spouse may contribute and/or transfer amounts to the Protection with Investment Performance variable investment options up until the contract date anniversary following age 75 (age 71 for contributions to Series CP(SM) contracts).

    (ii) The GIB benefit base will continue to roll up until the contract maturity date or the surviving spouse's age 95, whichever is earlier.

o If the surviving spouse is the younger spouse, and the Lifetime GIB payments have begun, payment will continue to the younger spouse only if the payments were being made on a joint life basis.

o If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's


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spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

o The Guaranteed benefits continue to be based on the older spouse's age for the life of the contract.

o If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

o   The withdrawal charge schedule, if applicable, remains in effect.

If you divorce, Spousal continuation does not apply.


BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract with the deceased contract owner's name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional for further information. For a state-by-state description of all material variations of this contract, including information on the availability of the Beneficiary continuation option in your state, see Appendix V later in this Prospectus.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The Beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protection with Investment Performance account value to equal the applicable death benefit if such death benefit is greater than such account value, adjusted for any subsequent withdrawals. For Series CP(SM) contracts, the account value will first be reduced by any Credits applied in the one-year period prior to the owner's death.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The "5-year rule" is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the Beneficiary continuation option for IRA and Roth IRA contracts:

o The contract continues with your name on it for the benefit of your beneficiary.

o   The beneficiary replaces the deceased owner as annuitant.

o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the Investment Performance variable investment options and the guaranteed interest option (subject to our rules) but no subsequent contributions will be permitted.

o The Protection with Investment Performance variable investment options will no longer be available and no value can be allocated to those investment options.

o If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

o The beneficiary may choose at any time to withdraw all or a portion of the Total account value and no withdrawal charges, if any, will apply.

o   Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ


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contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, "beneficiary" refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the Beneficiary continuation option for NQ contracts:

o This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

o   The beneficiary automatically replaces the existing annuitant.

o The contract continues with your name on it for the benefit of your beneficiary.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

o The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the Investment Performance variable investment options but no subsequent contributions will be permitted.

o The Protection with Investment Performance variable investment options will no longer be available and no value can be allocated to those investment options.

o If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

o If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

o   Any partial withdrawals must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If the deceased is the owner or the older joint owner:

o As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protection with Investment Performance account value to equal the applicable death benefit if such death benefit is greater than such Protection with Investment Performance account value adjusted for any subsequent withdrawals. For Series CP(SM) contracts, the account value will first be reduced by any Credits applied in a one-year period prior to the owner's death.

o No withdrawal charges, if applicable, will apply to any withdrawals by the beneficiary.

If  the deceased is the younger non-spousal joint owner:

o   The account value will not be reset to the death benefit amount.

o The contract's withdrawal charge schedule, if applicable, will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

o We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus, if applicable.

                      ----------------------------------

A surviving spouse should speak to his or her tax professional about whether Spousal continuation or the Beneficiary continuation option is appropriate for him or her. Factors to consider include, but are not limited to, the surviving spouse's age, need for immediate income and a desire to continue any Guaranteed benefits under the contract.


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7.  Tax information


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OVERVIEW

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Retirement Cornerstone(SM) Series contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and IRS interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. We also do not discuss the Employee Retirement Income Security Act of 1974 ("ERISA"). Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.


CONTRACTS THAT FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code ("QP contracts"). How these arrangements work, including special rules applicable to each, are noted in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits compared with the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to the various Guaranteed benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.


TRANSFERS AMONG INVESTMENT OPTIONS

If permitted under the terms of the contract, you can make transfers among investment options inside the contract without triggering taxable income.


TAXATION OF NONQUALIFIED ANNUITIES


CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.


CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.

Federal tax law requires that all nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.


ANNUITY PAYMENTS

The following applies to an annuitization of the entire contract. In certain cases, the contract can be partially annuitized. See "Partial Annuitization" below.


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Annuitization under a Retirement Cornerstone(SM) Series contract occurs when your interest under the contract is or has been applied to one or more payout options intended to amortize amounts over your life or over a period certain generally limited by the period of your life expectancy. Annuity payouts can also be determined on a joint life basis. After annuitization, no further contributions to the contract may be made, the annuity payout amount must be paid at least annually, and annuity payments cannot be stopped except by death or surrender (if permitted under the terms of the contract).

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments. If you have a loss on a variable annuity payout in a taxable year, you may be able to adjust the tax-free amount in subsequent years.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

Your rights to apply amounts under this contract to an annuity payout option are described elsewhere in this Prospectus. If you hold your contract to the maximum maturity age under the contract we require that a choice be made between taking a lump sum settlement of any remaining account value or applying any such account value to one or more of the annuity payout options under the contract. If no affirmative choice is made, we will apply any remaining account value or interest in the contract to the default option under the contract at such age. While there is no specific federal tax guidance as to whether or when an annuity contract is required to mature, or as to the form of the payments to be made upon maturity, we believe that this contract constitutes an annuity contract under current federal tax rules.


PARTIAL ANNUITIZATION

Beginning after December 31, 2010, a nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contigent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date.


WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your Total account value less your total investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.

Collateral assignments are taxable to the extent of any earnings in the contract at the time any portion of the contract's value is assigned as collateral. Therefore, if you assign your contract as collateral for a loan with a third party after the contract is issued but before the end of the first contract year, you may have taxable income even though you receive no payments under the contract. AXA Equitable will report any income attributable to a collateral assignment on Form 1099-R. Also, if AXA Equitable makes payments or distributions to the assignee pursuant to directions under the collateral assignment agreement, any gains in such payments may be taxable to you and reportable on Form 1099-R even though you do not receive them.


TAXATION OF LIFETIME WITHDRAWALS IF YOU HAVE THE GIB

We treat any withdrawals under the contract as non-annuity payments for income tax purposes. (This includes Annual withdrawal amounts received before the entire contract is annutized as described above under "Annuity Payments.")


1035 EXCHANGES

You may purchase a nonqualified deferred annuity contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

o the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the contract issued in exchange.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

Section 1035 exchanges are generally not available after the death of the owner.


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SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.


DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the Beneficiary continuation option, the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.


EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax.
Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o on or after your death; or

o because you are disabled (special federal income tax definition); or

o in the form of substantially equal periodic annuity payments at least annually over your life (or life expectancy), or the joint lives of you and your beneficiary (or joint life expectancies) using an IRS-approved distribution method. We do not anticipate that GIB Annual withdrawal amount payments made before age 59-1/2 will qualify for this exception.

We will report a life-contingent partial annuitization made to an owner under age 59-1/2 as eligible for an exception to the early distribution penalty tax. We may be required to treat a partial annuitization for a period certain of at least 10 years as being subject to the penalty for an owner under age 59-1/2.


INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account No. 49. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying Portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account No. 49. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying Portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account No. 49, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of Portfolios available could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account No. 49.


INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)


GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

o Traditional IRAs, typically funded on a pre-tax basis; and

o Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. We also offer Inherited IRA contracts for payment of post-death required minimum distributions from traditional IRAs and Roth IRAs, respectively.

This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.


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We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

We have not applied for opinion letters approving the respective forms of the traditional and Roth IRA contracts (including Inherited IRA contracts) for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

You can cancel either type of the Retirement Cornerstone(SM) Series IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel with a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.


TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to purchase a traditional IRA or as additional contributions to an existing IRA:

o "regular" contributions out of earned income or compensation; or

o tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.

Because the minimum initial contribution AXA Equitable requires to purchase the contract is larger than the maximum regular contribution you can make to an IRA for a taxable year, the following Retirement Cornerstone(SM) Series contracts must be purchased through a direct transfer contribution or rollover contribution: Series L, Series CP(SM), or Series C. Since the minimum initial contribution AXA Equitable requires to purchase the Retirement Cornerstone(SM) Series B contract is $5,000, which is the same as the current maximum regular contribution you can make to an IRA for a taxable year, the Retirement Cornerstone(SM) Series B contract may be purchased through a regular contribution as well as direct transfer or rollover contribution.


REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS

LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). When your earnings are below $5,000, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70-1/2 or any tax year after that.

If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch-up contributions" of up to $1,000 to your traditional IRA.

SPECIAL RULES FOR SPOUSES. If you are married and file a joint Federal income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $5,000, married individuals filing jointly can contribute up to $10,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $5,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70-1/2 or over can contribute up to the lesser of $5,000 or 100% of "earned income" to a traditional IRA for a non-working spouse until the year in which the non-working spouse reaches age 70-1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70-1/2 at any time during the taxable year for which the contribution is made.

DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

The federal tax rules governing contributions to IRAs made from current compensation are complex and are subject to numerous technical requirements and limitations which vary based on an individual's personal situation (including his/her spouse). IRS Publication 590, "Individual Retirement Arrangements
(IRAs)" which is updated annually and is available at www.irs.gov, contains pertinent explanations of the rules applicable to the current year. The amount of permissible contributions to IRAs, the amount of IRA contributions which may be deductible, and the individual's income limits for determining contributions and deductions all may be adjusted annually for cost of living.

NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the non-working spouse's traditional IRA) may not, however, exceed the $5,000 maximum per


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person limit for the applicable taxable year. The dollar limit is $6,000 for people eligible to make age 50-70-1/2 "catch-up" contributions. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section for more information.

If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year. Make sure you designated the year for which you are making the contribution.


ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o qualified plans;

o governmental employer 457(b) plans;

o 403(b) plans; and

o other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.


ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN
TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an Inherited IRA contract with special rules and restrictions under certain circumstances.

There are two ways to do rollovers:

o Do it yourself:
  You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o Direct rollover:
  You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

o "required minimum distributions" after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o hardship withdrawals; or

o corrective distributions that fit specified technical tax rules; or

o loans that are treated as distributions; or

o death benefit payments to a beneficiary who is not your surviving spouse; or

o qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.


ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.


ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee


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or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.


SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.


EXCESS CONTRIBUTIONS TO TRADITIONAL IRAS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

o regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

o regular contributions to a traditional IRA made after you reach age 70-1/2;
  or

o rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70-1/2.

You can avoid or limit the excise tax by withdrawing an excess contribution (rollover or regular). See Publication 590 for further details.


RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.


WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF
TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible (after-tax) IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax-free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

o the amount received is a withdrawal of certain excess contributions, as described in IRS Publication 590; or

o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from "eligible retirement plans" other than traditional IRAs" in "Traditional individual retirement annuities" (traditional IRAs)" earlier in this section for more information.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.


REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS--REQUIRED MINIMUM DISTRIBUTIONS.
Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, Guaranteed benefits. This could increase the amount required to be distributed from the contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.


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LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1st - April 1st). Distributions must start no later than your "Required Beginning Date", which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your traditional IRAs, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that -you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that sur-


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viving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary." PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.


SPOUSAL CONTINUATION

If the contract is continued under Spousal continuation, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.


BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.


EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions:

o made on or after your death; or

o made because you are disabled (special federal income tax definition); or

o used to pay certain extraordinary medical expenses (special federal income tax definition); or

o used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o used to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

To meet the substantially equal periodic payments exception, you could elect the substantially equal withdrawals option. We will calculate the substantially equal payments, using your choice of IRS-approved methods we offer. Although substantially equal withdrawals are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals begin, the distributions should not be stopped or changed until after the later of your reaching age 59-1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals for purposes of determining whether the penalty applies.

Making additional contributions to the contract is treated as changing the pattern of withdrawals. It does not matter whether the additional contributions are made by direct transfer or rollover; nor does it matter if they are made to the Investment Performance account or the Protection with Investment Performance account. Because the penalty exception method does not permit additional contributions or payment changes to restore any benefit base under the contract, you and your tax adviser should consider carefully whether you should elect the Substantially equal withdrawals option or any other method of penalty exception withdrawals if you have allocated, or intend to allocate, amounts to the Protection with Investment Performance account value after starting Substantially equal withdrawals.


ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "Traditional individual retirement annuities (traditional IRAs)."


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The Retirement Cornerstone(SM) Series Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

CONTRIBUTIONS TO ROTH IRAS. Individuals may make four different types of contributions to a Roth IRA:

o regular after-tax contributions out of earnings; or

o taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion rollover" contributions); or

o tax-free rollover contributions from other Roth individual retirement arrangements or designated Roth accounts under defined contribution plans; or

o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").

Regular after-tax, direct transfer and rollover contributions may be made to a Roth IRA contract. See "Rollovers and direct transfer contributions to Roth IRAs" later in this section for more information. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

For Retirement Cornerstone(SM) Series CP(SM), Series L and Series C Roth IRA contracts, the initial contribution must be a direct transfer or rollover contribution. Subsequent contributions may also be "regular" contributions out of compensation.


REGULAR CONTRIBUTIONS TO ROTH IRAS

LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $5,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under "Special rules for spouses" earlier in this section under traditional IRAs.

If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

With a Roth IRA, you can make regular contributions when you reach age 70-1/2, as long as you have sufficient earnings. The amount of permissible contributions to Roth IRAs for any year depends on the individual's income limits and marital status. For example, if you are married and filing separately for any year your ability to make regular Roth IRA contributions is greatly limited. The amount of permissible contributions and income limits may be adjusted annually for cost of living. Please consult IRS Publication 590, "Individual Retirement Arrangements (IRAs)" for the rules applicable to the current year.

WHEN YOU CAN MAKE CONTRIBUTIONS. Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS. Roth IRA contributions are not tax deductible.


ROLLOVERS AND DIRECT TRANSFER CONTRIBUTIONS TO ROTH IRAS


WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS?

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

o another Roth IRA;

o a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

o a "designated Roth contribution account" under a 401(k) plan, a 403(b) plan or a governmental employer Section 457(b) plan, beginning January 1, 2011 (direct or 60-day); or

o from non-Roth accounts under another eligible retirement plan, as described below under "Conversion rollover contributions to Roth IRAs."

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.


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CONVERSION ROLLOVER CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code
Section 401(a) qualified plan, a 403(b) plan, and a governmental employer
Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro-rata portion of the distribution is tax-free. Even if you are under age 59-1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.


RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA). You cannot recharacterize back to the original plan a contribution directly rolled over from an eligible retirement plan which is not a traditional IRA.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

To recharacterize a contribution, you must use our forms.


WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH
IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.


DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

o rollovers from a Roth IRA to another Roth IRA;

o direct transfers from a Roth IRA to another Roth IRA;

o qualified distributions from a Roth IRA; and

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o return of excess contributions or amounts recharacterized to a traditional
  IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

o you are age 59-1/2 or older; or

o you die; or

o you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1) Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

    (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

    (b) Nontaxable portion.

(3) Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped, then added together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3) All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.


REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.


REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.


BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.


EXCESS CONTRIBUTIONS TO ROTH IRAS

Generally the same as traditional IRA, except that regular contributions made after age 70-1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.


EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.


FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.


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You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.


FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

Federal tax rules require payers to withhold differently on "periodic" and "non-periodic" payments. Payers are to withhold from periodic annuity payments as if the payments were wages. The annuity contract owner is to specify marital status and the number of withholding exemptions claimed on an IRS Form W-4P or similar substitute election form. If the owner does not claim a different number of withholding exemptions or marital status, the payer is to withhold assuming that the owner is married and claiming three withholding exemptions. If the owner does not provide the owner's correct Taxpayer Identification Number a payer is to withhold from periodic annuity payments as if the owner were single with no exemptions.

A contract owner's withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.


FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

As described below, there is no election out of federal income tax withholding if the payment is an eligible rollover distribution from a qualified plan. If a non-periodic distribution from a qualified plan is not an eligible rollover distribution then election out is permitted. If there is no election out, the 10% withholding rate applies.

SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

The trustee is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.


MANDATORY WITHHOLDING FROM QUALIFIED PLAN DISTRIBUTIONS

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions and communicating to the recipient whether the distribution is an eligible rollover distribution.


IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.


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8. More information


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ABOUT SEPARATE ACCOUNT NO. 49

Each variable investment option is a subaccount of Separate Account No. 49. We established Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 49 that represent our investments in Separate Account No. 49 or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account No. 49 assets in any investment permitted by applicable law. The results of Separate Account No. 49's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 49. However, the obligations themselves are obligations of AXA Equitable.

Separate Account No. 49 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 49. Although Separate Account No. 49 is registered, the SEC does not monitor the activity of Separate Account No. 49 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account No. 49 invests solely in Class IA/A or Class IB/B shares issued by the corresponding Portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, Separate Account No. 49, or to add other separate accounts;

(2) to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account No. 49 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 49 or a variable investment option directly);

(5) to deregister Separate Account No. 49 under the Investment Company Act of 1940;

(6) to restrict or eliminate any voting rights as to Separate Account No. 49;
    and

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.

If the exercise of these rights results in a material change in the underlying investment of Separate Account No. 49, you will be notified of such exercise, as required by law.


ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional Portfolios or eliminate existing Portfolios at any time. More detailed information about each Trust, its Portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this Prospectus, or in their respective SAIs, which are available upon request.


ABOUT THE GENERAL ACCOUNT

Our general obligations and any Guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative. For Series CP(SM) contracts, Credits allocated to your account value are funded from our general account.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an invest-


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ment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account . The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectuses.


ABOUT OTHER METHODS OF PAYMENT


WIRE TRANSMITTALS AND ELECTRONIC TRANSACTIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt Form. We may also require additional information. Until we receive the Acknowledgement of Receipt Form, (i.e. withdrawals and surrenders) financial transactions will not be permitted unless you request them in writing, sign the request and have it signature guaranteed. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, subsequent contributions may be transmitted by wire.


AUTOMATIC INVESTMENT PROGRAM

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as a subsequent contribution into a contract on a monthly or quarterly basis. AIP is available for NQ, traditional IRA and Roth IRA contracts. AIP is not available for QP or Inherited IRA Beneficiary Continuation (traditional IRA or Roth IRA) contracts.

The minimum amounts we will deduct are $100 monthly and $300 quarterly. AIP subsequent contributions may be allocated to any of the variable investment options, but not to a Special DCA program. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month. For contracts with a Guaranteed benefit, AIP contributions with allocations to the Protection with Investment Performance variable investment options will be allocated to corresponding Investment Performance variable investment options that invest in the same Portfolios after the date the first withdrawal is taken from the Protection with Investment Performance account.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.


DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.


BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

         - on a non-business day;
         - after 4:00 p.m. Eastern Time on a business day; or
         - after an early close of regular trading on the NYSE on a business day.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

o If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents. Your broker--


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  dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions, and/or transfers, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.


CONTRIBUTIONS, CREDITS AND TRANSFERS

o Contributions (and Credits, for Series CP(SM) contracts only) allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

o Contributions (and Credits, for Series CP(SM) contracts only) allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o Initial contributions allocated to the account for special dollar cost averaging receive the interest rate in effect on that business day. At certain times, we may offer the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Your financial professional can provide information or you can call our processing office.

o Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

o Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.


ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts, we have the right to vote on certain matters involving the Portfolios, such as:

o the election of trustees; or

o the formal approval of independent public accounting firms selected for each Trust; or

o any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.


SEPARATE ACCOUNT NO. 49 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


MISSTATEMENT OF AGE

If the age of any person upon whose life or age a benefit provided under a Guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that Guaranteed benefit at the correct age, (i) the benefit will be rescinded; (ii) any charges that were deducted for the benefit will be refunded and applied to the Total account value of the contract, and
(iii) only the death benefit provided by amounts allocated to the Investment Performance account will apply.


STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.


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ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 49, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.


FINANCIAL STATEMENTS

The financial statements of Separate Account No. 49, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.


TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive notification of any change at our processing office.

Any Guaranteed benefit in effect, will generally terminate if you change ownership of the contract. A Guaranteed benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the annuitant's life. It will also not terminate if you transfer your individually-owned contract to a trust held for your (or your and your immediate family's) benefit; it will continue to be based on your life. If you were not the annuitant under the individually-owned contract, you will become the annuitant when ownership is changed. Please speak with your financial professional for further information.

For a state-by-state description of all material variations of this contract, including information regarding the termination of benefits under your contract, see Appendix V later in this Prospectus.

In general, you cannot assign or transfer ownership of an IRA or QP contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA and QP contracts as security for a loan or other obligation.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA or QP contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.

Loans are not available under your NQ contract.

In certain circumstances, you may collaterally assign all or a portion of the value of your NQ contract as security for a loan with a third party lender. The terms of the assignment are subject to our approval. The amount of the assignment may never exceed your Total account value on the day prior to the date we receive all necessary paperwork to effect the assignment. Only one assignment per contract is permitted, and any such assignment must be made prior to the first contract date anniversary. You must indicate that you have not purchased, and will not purchase, any other AXA Equitable (or affiliate's) NQ deferred annuity contract in the same calendar year that you purchase the contract.

A collateral assignment does not terminate your benefits under the contract. However, all withdrawals, distributions and benefit payments, as well as the exercise of any benefits, are subject to the assignee's prior approval and payment directions. We will follow such directions until AXA Equitable receives written notification satisfactory to us that the assignment has been terminated. If the owner or beneficiary fails to provide timely notification of the termination, it is possible that we could pay the assignee more than the amount of the assignment, or continue paying the assignee pursuant to existing directions after the collateral assignment has in fact been terminated. Our payment of any death benefit to the beneficiary and any payment of the Lifetime GIB amount will also be subject to the terms of the assignment until we receive written notification satisfactory to us that the assignment has been terminated.

In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.

ABOUT CUSTODIAL IRAS

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.


HOW DIVORCE MAY AFFECT YOUR GUARANTEED BENEFITS

Our optional benefits do not provide a cash value or any minimum account value. In the event that you and your spouse become divorced after you purchase a contract with a Guaranteed benefit, we will not divide the benefit base(s) used to calculate the benefits as part of the divorce settlement or judgment. As a result of the divorce, we may be required to withdraw amounts from the Protection with Investment Performance account to be paid an ex-spouse. Any such withdrawal will be considered a withdrawal from the contract even if the withdrawal is made to fund an AXA Equitable contract owned by your ex-spouse. This means that your Guaranteed benefit will be reduced and a withdrawal charge may apply.


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DISTRIBUTION OF THE CONTRACTS

The Retirement Cornerstone(SM) Series contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 49. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold.

Compensation paid to AXA Advisors is based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation") and will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable on the sale of a contract to the AXA Advisors financial professional and/or Selling broker-dealer making the sale. In some instances, a financial professional or Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

Contribution-based compensation paid by AXA Equitable to AXA Distributors on sales of AXA Equitable contracts by its Selling broker-dealers will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of a contract in combination with annual asset-based compensation of up to 1.25% of contract account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors also receives compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.

The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or the Retirement Cornerstone(SM) Series contracts on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

AXA Equitable and its affiliates may directly or indirectly receive payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates thereof, for providing certain administrative, marketing, distribution and/or shareholder support services. AXA Equitable and its affiliates may receive the following types of payments:

  12B-1 FEES. AXA Equitable indirectly receives 12b-1 fees from certain unaffiliated Portfolios that range from 0.10% to 0.25% of the average daily assets of the Portfolios that are attributable to the contracts and certain other variable life and annuity contracts that our affiliates and we issue.

  ADMINISTRATIVE SERVICES FEES. AXA Equitable also receives adminis trative services fees from the adviser, sub-advisers, administrator or

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  distributor (or affiliates thereof) of certain unaffiliated Portfolios. The fees paid to AXA Equitable range from 0% to 0.35% of the assets of the unaffiliated Portfolios attributable to the contract and to certain other variable life and annuity contracts that our affiliates and we issue.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of the FINRA, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any contribution-based and asset-based compensation paid by AXA Equitable to the Distributors will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.


116  More information



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Appendix I: Dropping or changing your Guaranteed benefits

--------------------------------------------------------------------------------

PRE-FUNDING DROP OR CHANGE

The following table is designed to show your options if you decide to drop your Guaranteed benefit(s) prior to the funding of your Protection with Investment Performance account. In general, you can drop your GIB and change your Guaranteed minimum death benefit. However, your Guaranteed minimum death benefit cannot be dropped or changed without first dropping your GIB. All requests to drop or change a Guaranteed benefit must be submitted on an administrative form we provide for this specific purpose.

----------------------------------------------------------------------------------------------------------------------------------
GUARANTEED BENEFIT
COMBINATION                       PRE-FUNDING DROP OF:       YOUR OPTION(S) OR RESULT          FOLLOWING THE DROP OR CHANGE
----------------------------------------------------------------------------------------------------------------------------------
o    GIB                          GIB                     o  You can change your death         o  You can drop the Highest
                                                             benefit to the Highest               Anniversary Value death
o    Return of Principal                                     Anniversary Value death              benefit, either pre-funding or
     death benefit                                           benefit. If you do not make          post-funding.
                                                             this change, the Return of
                                                             Principal death benefit will      o  You can drop the Return of
                                                             remain.                              Principal death benefit
                                                                                                  post-funding only.
----------------------------------------------------------------------------------------------------------------------------------
o    GIB                          GIB                     o  You can keep your Highest         o  You can drop the Highest
                                                             Anniversary Value death              Anniversary Value death
                                                             benefit.                             benefit, either pre-funding or
o    Highest Anniversary Value                                                                    post-funding.
     death benefit                                                     -or-

                                                          o  You can change your death         o  You can drop the Return of
                                                             benefit to the Return of             Principal death benefit
                                                             Principal death benefit.             post-funding only.
----------------------------------------------------------------------------------------------------------------------------------
o    GIB                                                  o  The Return of Principal death     o  You can drop the Return of
                                                             benefit will automatically           Principal death benefit
o    Highest Anniversary          Both benefits              become your new guaranteed           post-funding only.
     Value death benefit                                     minimum death benefit.
----------------------------------------------------------------------------------------------------------------------------------
o    GIB                          GIB                     o  By dropping your GIB, you         o  You can drop the Highest
                                                             are no longer eligible to have       Anniversary Value death
                                                             the "Greater of" death               benefit, either pre-funding or
o    "Greater of" death benefit                              benefit.                             post-funding.

                                                          o  You can change your death         o  You can drop the Return of
                                                             benefit to the Highest               Principal death benefit
                                                             Anniversary Value death              post-funding only.
                                                             benefit. If you do not make
                                                             this change, the Return of
                                                             Principal death benefit will
                                                             automatically become your
                                                             new guaranteed minimum
                                                             death benefit.
----------------------------------------------------------------------------------------------------------------------------------
o    GIB                                                  o  You can change your death         o  You can drop the Highest
                                                             benefit to the Highest               Anniversary Value death
                                                             Anniversary Value death              benefit, either pre-funding or
o    "Greater of" death benefit   Both benefits              benefit. If you do not make          post-funding.
                                                             this change, the Return of
                                                             Principal death benefit will      o  You can drop the Return of
                                                             automatically become your            Principal death benefit
                                                             new guaranteed minimum               post-funding only.
                                                             death benefit.
----------------------------------------------------------------------------------------------------------------------------------


                Appendix I: Dropping or changing your Guaranteed benefits    A-1



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
------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED BENEFIT
COMBINATION                   PRE-FUNDING DROP OF:                 YOUR OPTION(S) OR RESULT           FOLLOWING THE DROP OR CHANGE
------------------------------------------------------------------------------------------------------------------------------------
o Highest Anniversary         Highest Anniversary                  o  The Return of Principal death   o  You can drop the Return of
  Value death benefit         Value death benefit                     benefit will automatically         Principal death benefit
                                                                      become your new guaranteed         post-funding only.
                                                                      minimum death benefit.

------------------------------------------------------------------------------------------------------------------------------------
o Return of Principal death   Not Applicable: The Return of
  benefit                     Principal death benefit cannot be
                              dropped prior to funding the
                              Protection with Investment
                              Performance account
------------------------------------------------------------------------------------------------------------------------------------

POST-FUNDING DROP

The following table is designed to show your options if you decide to drop your Guaranteed benefit(s) after you have funded your Protection with Investment Performance account. In general, you can drop both your GIB and Guaranteed minimum death benefit or, in some cases, drop your GIB and retain your Guaranteed minimum death benefit. However, your Guaranteed minimum death benefit cannot be dropped without first dropping your GIB. All requests to drop a Guaranteed benefit must be submitted on an administrative form we provide for this specific purpose. Please see "Dropping or changing your Guaranteed benefits" in "Contracts features and benefits" for information on when you are eligible to drop your Guaranteed benefits after having funded your Protection with Investment Performance account.

-------------------------------------------------------------------------------------------------------------------------------
GUARANTEED BENEFIT
COMBINATION                 POST-FUNDING DROP OF:(*)       YOUR OPTION(S) OR RESULT               FOLLOWING THE DROP
-------------------------------------------------------------------------------------------------------------------------------
o    GIB                   GIB                         o  The Return of Principal death     o  You can drop the Return of
                                                          benefit will remain in effect.       Principal death benefit by
o    Return of Principal                                                                       notifying us and taking a full
     death benefit                                                                             withdrawal of your Protection
                                                                                               with Investment Performance
                                                                                               account value or making a
                                                                                               one-time transfer to the
                                                                                               Investment Performance
                                                                                               variable investment options
                                                                                               and the guaranteed interest
                                                                                               option.
-------------------------------------------------------------------------------------------------------------------------------
o    GIB                                               o  Your Guaranteed benefits will     Not Applicable.
                                                          terminate by notifying us and
o    Return of Principal   Both benefits                  taking a full withdrawal of
     death benefit                                        your Protection with
                                                          Investment Performance
                                                          account value or making a
                                                          one-time transfer to the
                                                          Investment Performance
                                                          variable investment options
                                                          and the guaranteed interest
                                                          option.
-------------------------------------------------------------------------------------------------------------------------------

A-2    Appendix I: Dropping or changing your Guaranteed benefits



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
------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED BENEFIT
COMBINATION                        POST-FUNDING DROP OF:(*)     YOUR OPTION(S) OR RESULT              FOLLOWING THE DROP
------------------------------------------------------------------------------------------------------------------------------------
o    GIB                          GIB                         o  Your Highest Anniversary          o  You can drop the Highest
                                                                 Value death benefit remains          Anniversary Value death
                                                                 in effect.                           benefit by notifying us and
o    Highest Anniversary                                                                              taking a full withdrawal of
     Value death benefit                                                                              your Protection with
                                                                                                      Investment Performance
                                                                                                      account value or making a
                                                                                                      one-time transfer to the
                                                                                                      Investment Performance
                                                                                                      variable investment options
                                                                                                      and the guaranteed interest
                                                                                                      option.
------------------------------------------------------------------------------------------------------------------------------------
o    GIB                                                      o  Your Guaranteed benefits will        Not Applicable.
                                                                 terminate by notifying us and
o    Highest Anniversary          Both benefits                  taking a full withdrawal of
     Value death benefit                                         your Protection with
                                                                 Investment Performance
                                                                 account value or making a
                                                                 one-time transfer to the
                                                                 Investment Performance
                                                                 variable investment options
                                                                 and the guaranteed interest
                                                                 option.
------------------------------------------------------------------------------------------------------------------------------------
o    GIB                          GIB                         o  By dropping your GIB, you            You can drop the Return of
                                                                 are no longer eligible to have       Principal death benefit at a
                                                                 the "Greater of" death               later date.
o    "Greater of" death benefit                                  benefit.

                                                              o  The Return of Principal death
                                                                 benefit will become your new
                                                                 Guaranteed minimum death
                                                                 benefit. The Return of
                                                                 Principal benefit base will
                                                                 equal all contributions and
                                                                 transfers to your Protection
                                                                 with Investment Performance
                                                                 account, adjusted for
                                                                 withdrawals on a pro-rata
                                                                 basis.
------------------------------------------------------------------------------------------------------------------------------------
o    GIB                                                      o  Your Guaranteed benefits will        Not Applicable.
                                                                 terminate by notifying us and
                                                                 taking a full withdrawal of
o    "Greater of" death benefit   Both benefits                  your Protection with
                                                                 Investment Performance
                                                                 account value or making a
                                                                 one-time transfer to the
                                                                 Investment Performance
                                                                 variable investment options
                                                                 and the guaranteed interest
                                                                 option.
------------------------------------------------------------------------------------------------------------------------------------

                Appendix I: Dropping or changing your Guaranteed benefits    A-3



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
-------------------------------------------------------------------------------------------------------------------
GUARANTEED BENEFIT
COMBINATION                POST-FUNDING DROP OF:(*)     YOUR OPTION(S) OR RESULT           FOLLOWING THE DROP
-------------------------------------------------------------------------------------------------------------------
o    Highest Anniversary   Highest Anniversary         o  Your Guaranteed benefit will       Not Applicable.
     Value death benefit   Value death benefit            terminate by notifying us and
                                                          taking a full withdrawal of
                                                          your Protection with
                                                          Investment Performance
                                                          account value or making a
                                                          one-time transfer to the
                                                          Investment Performance
                                                          variable investment options
                                                          and the guaranteed interest
                                                          option.
-------------------------------------------------------------------------------------------------------------------
o    Return of Principal   Return of Principal         o  Your Guaranteed benefit will       Not Applicable.
     death benefit         death benefit                  terminate by notifying us and
                                                          taking a full withdrawal of
                                                          your Protection with
                                                          Investment Performance
                                                          account value or making a
                                                          one-time transfer to the
                                                          Investment Performance
                                                          variable investment options
                                                          and the guaranteed interest
                                                          option.
-------------------------------------------------------------------------------------------------------------------

* When a Guaranteed benefit (other than the Return of Principal death benefit) is dropped on any date other than a contract date anniversary, we will deduct a pro-rata portion of the charge for that year.



A-4    Appendix I: Dropping or changing your Guaranteed benefits



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Appendix II: Purchase considerations for QP contracts

--------------------------------------------------------------------------------
Trustees who are considering the purchase of a Retirement Cornerstone(SM)
Series contract should discuss with their tax and ERISA advisers whether this is an appropriate investment vehicle for the employer's plan. There are significant suitability issues in the purchase of a Retirement Cornerstone(SM) Series contract in a defined benefit plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the Guaranteed benefits, and the payment of death benefits in accordance with the requirements of the federal income tax rules. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Retirement Cornerstone(SM) Series QP contract or another annuity contract. Therefore, you should purchase a Retirement Cornerstone(SM) Series QP contract to fund a plan for the contract's features and benefits other than tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles.

This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or contributions directly from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trust will not be accepted. Only one additional transfer contribution may be made per contract year.

If amounts attributable to an excess or mistaken contribution must be withdrawn, either or both of the following may apply: (1) withdrawal charges; or (2) benefit base adjustments to a Guaranteed benefit. If in a defined benefit plan the plan's actuary determines that an overfunding in the QP contract has occurred, then any transfers of plan assets out of the QP contract may also result in withdrawal charges or benefit base adjustments on the amount being transferred.

In order to purchase the QP contract for a defined benefit plan, the plan's actuary will be required to determine a current dollar value of each plan participant's accrued benefit so that individual contracts may be established for each plan participant. We do not permit defined contribution or defined benefit plans to pool plan assets attributable to the accrued benefits of multiple plan participants.

For defined benefit plans, the maximum percentage of actuarial value of the plan participant's normal retirement benefit that can be funded by a QP contract is 80%. The Total account value under a QP contract may at any time be more or less than the lump sum actuarial equivalent of the accrued benefit for a defined benefit plan participant. AXA Equitable does not guarantee that the Total account value under a QP contract will at any time equal the actuarial value of 80% of a participant/employee's accrued benefit.

Also, defined benefit plan, trust owners will not be able to transfer ownership of the contract to an employee after the employee separates from service. All payments under the contract will be made to the defined benefit plan trust owner.

AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan. AXA Equitable will never make payments under a QP contract to any person other than the Plan trust owner.

Given that required minimum distributions ("RMDs") must generally commence from the plan for annuitants after age 70-1/2, trustees should consider the following in connection with the GIB:

o whether RMDs the plan administrator must make under QP contracts would cause withdrawals to be treated as Excess withdrawals and reduce the value of the Guaranteed benefits;

o that provisions in the Treasury Regulations on RMDs require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating RMDs. This could increase the amounts required to be distributed; and

o that if the Protection with Investment Performance account value goes to zero as provided under the contract, resulting payments will be made to the trustee and that portion of the Retirement Cornerstone(SM) Series contract may not be rollover eligible .

Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.


                    Appendix II: Purchase considerations for QP contracts    B-1



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Appendix III: Guaranteed benefit base examples

--------------------------------------------------------------------------------
Assuming $100,000 is invested in the Protection with Investment Performance variable investment options, with no additional contributions, no transfers and no withdrawals, the Guaranteed minimum death benefit bases and Guaranteed income benefit base for an owner age 60 would be calculated as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                    GUARANTEED MINIMUM DEATH BENEFIT
               PROTECTION WITH
   END OF     INVESTMENT PERFOR-                                                  ROLL-UP TO
 CONTRACT      MANCE ACCOUNT      RETURN OF PRINCIPAL    HIGHEST ANNIVERSARY        AGE 85            "GREATER OF"     GIB BENEFIT
   YEAR            VALUE             BENEFIT BASE        VALUE BENEFIT BASE      BENEFIT BASE         BENEFIT BASE         BASE
------------------------------------------------------------------------------------------------------------------------------------
     1           $103,000             $100,000(1)            $103,000(2)           $104,000            $104,000(5)       $104,000
     2           $107,120             $100,000(1)            $107,120(2)           $108,160            $108,160(5)       $108,160
     3           $113,547             $100,000(1)            $113,547(2)           $113,547(4)         $113,547(5)       $113,547
     4           $120,360             $100,000(1)            $120,360(2)           $118,089            $120,360(6)       $118,089
     5           $128,785             $100,000(1)            $128,785(2)           $122,813            $128,785(6)       $122,813
     6           $126,210             $100,000(1)            $128,785(3)           $127,725            $128,785(6)       $127,725
     7           $128,734             $100,000(1)            $128,785(3)           $132,834            $132,834(5)       $132,834
------------------------------------------------------------------------------------------------------------------------------------

The Protection with Investment Performance account values for contract years 1 through 7 are based on hypothetical rates of return of 3.00%, 4.00%, 6.00%, 6.00%, 7.00%, (2.00)%, and 2.00%, respectively. We are using these rates solely to illustrate how the benefit is calculated. The rates of return bear no relationship to past or future investment results. For example, at the end of contract year 1, the Protection with Investment Performance account value = $103,000 = $100,000 x (1+3.00%).

Your applicable death benefit in connection with the Protection with Investment Performance variable investment options is equal to the Protection with Investment Performance account value or the Guaranteed minimum death benefit base, if greater.

GUARANTEED INCOME BENEFIT
-------------------------

GIB BENEFIT BASE

The example assumes no withdrawals under the contract, therefore the Deferral bonus Roll-up rate would apply. At the end of contract year 1, the GIB benefit base is equal to the initial contribution to the Protection with Investment Performance account, multiplied by [1 + the Deferral bonus Roll-up rate of 4.00%]. For contract years 2, and 4 through 7, the GIB benefit base is equal to the previous year's GIB benefit base multiplied by [1 + the Deferral bonus Roll-up rate of 4.00%]. At the end of contract year 3, the GIB benefit base is reset to the current Protection with Investment Performance account value. For contract year 6, the GIB benefit base is equal to the previous year's GIB benefit base, multiplied by [1 + the Deferral bonus Roll-up rate of 4.00%]. Please note that the GIB benefit base was eligible for a reset on the 6th contract date anniversary, but the Protection with Investment Performance account value was less than the GIB benefit base. As a result, there was no reset of the GIB benefit base.

For example:

     o At the end of contract year 3, the GIB benefit base = $113,547 The GIB benefit base is being "reset" to equal the Protection with Investment Performance account value of $113,547.

     o At the end of contract year 4, the GIB benefit base = $118,089 Calculated as follows: $113,547 x (1 + 4.00%) = $118,089

GUARANTEED MINIMUM DEATH BENEFIT
--------------------------------

RETURN OF PRINCIPAL BENEFIT BASE

(1) At the end of contract years 1 through 7, the Return of Principal death benefit base is equal to the initial contribution to the Protection with Investment Performance account variable investment options.

HIGHEST ANNIVERSARY VALUE BENEFIT BASE

(2) At the end of contract years 1 through 5, the Highest Anniversary Value benefit base is equal to the current Protection with Investment Performance account value.


C-1    Appendix III: Guaranteed benefit base examples



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     For example:
     o At the end of contract year 2, the Highest Anniversary Value benefit base = $107,120, or the Protection with Investment Performance account value.

(3) At the end of contract year 6 through 7, the benefit base is equal to the Highest Anniversary Value benefit base at the end of the prior year since it is higher than the current Protection with Investment Performance account value.

     For example:
     o At the end of contract year 6, the Highest Anniversary Value benefit base = $128,785, or the Highest Anniversary Value benefit base at the end of contract year 5.

ROLL-UP TO AGE 85 BENEFIT BASE

The example assumes no withdrawals under the contract, therefore the Deferral bonus Roll-up rate would apply. The Deferral bonus Roll-up rate for the Roll-up to age 85 benefit base is assumed to be the minimum Deferral bonus Roll-up rate, which is 4.00%. At the end of contract year 1, the Roll-up to age 85 benefit base is equal to the initial contribution to the Protection with Investment Performance account, multiplied by [1 + the Deferral Bonus Roll-up rate of 4.00%]. At the end of contract years 2, and 4 through 7, the Roll-up to age 85 benefit base is equal to the previous year's Roll-up to age 85 benefit base, multiplied by [1 + the Deferral bonus Roll-up rate of 4.00%]. At the end of contract year 3, the Roll-up to age 85 benefit base is reset to the current Protection with Investment Performance account value. For contract year 6, the Roll-up to age 85 benefit base is equal to the previous year's Roll-up to age 85 benefit base multiplied by [1 + the Deferral bonus Roll-up rate of 4.00%]. Please note that the Roll-up to age 85 benefit base was eligible for a reset on the 6th contract date anniversary but the Protection with Investment Performance account value was less than the Roll-up to age 85 benefit base. As a result, there was no reset of the Roll-up to age 85 benefit base.

     For example:
     o At the end of contract year 2, the Roll-up to age 85 benefit base = $108,160.

         Calculated as follows: $104,000 x (1 + 4.00%) = $108,160

(4) At the end of contract year 3, the Roll-up to age 85 benefit base is reset to the current account value.
     o At the end of contract year 3, the Roll-up to age 85 benefit base = $113,547.

         The GIB benefit base is being "reset" to equal the Protection with Investment Performance account value of $113,547.

"GREATER OF" DEATH BENEFIT BASE

The "Greater of" death benefit base is the greater of (i.) the Roll-up to age 85 benefit base, and (ii) the Highest Anniversary Value benefit base.

(5) At the end of contract years 1 through 3 and 7, the "Greater of" death benefit base is based on the Roll-up to age 85 benefit base.

     For example:
     o   At the end of contract year 2, the "Greater of" death benefit =
         $108,160.

(6) At the end of contract years 4 through 6, the "Greater of" death benefit base is based on the Highest Anniversary Value benefit base.

     For example:
     o   At the end of contract year 4, the "Greater of death benefit =
         $120,360.

                           Appendix III: Guaranteed benefit base examples    C-2



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Appendix IV: Hypothetical illustrations

--------------------------------------------------------------------------------
   ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM
                                    BENEFITS

The following tables illustrate the changes in account values (Investment Performance account value and Protection with Investment Performance account value), cash value and the values of the "Greater of" death benefit, the Guaranteed income benefit ("GIB"), and the Annual withdrawal amount, under certain hypothetical circumstances for the Retirement Cornerstone(SM) Series contracts (Series B, Series L, Series CP(SM) and Series C). The tables illustrate the operation of the contract based on a male, issue age 65, who makes a single $100,000 contribution and takes no withdrawals. Also, the tables illustrate that $60,000 is allocated to the Protection with Investment Performance variable investment options, and $40,000 is allocated to the Investment Performance variable investment options. The amounts shown are for the beginning of each contract year and assume that all of the account values are invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying Portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (3.16)%, 2.84% for the Series B Protection with Investment Performance variable investment options and (2.46)%, 3.54% for the Series B Investment Performance variable investment options; (3.51)%, 2.49% for the Series L Protection with Investment Performance variable investment options and (2.81)%, 3.19% for the Series L Investment Performance variable investment options; (3.41)%, 2.59% for the Series CP(SM) Protection with Investment Performance variable investment options and (2.71)%, 3.29% for the Series CP(SM) Investment Performance variable investment options; (3.56)%, 2.44% for the Series C Protection with Investment Performance variable investment options and (2.86)%, 3.14% for the Series C Investment Performance variable investment options at the 0% and 6% gross annual rates, respectively.

These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your Protection with Investment Performance account value annually for the "Greater of" death benefit and GIB features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the "Greater of" death benefit charge, the GIB charge, any applicable administrative charge and withdrawal charge. Please note that charges for the "Greater of" death benefit and GIB are always deducted from the Protection with Investment Performance account value.

The values shown under "Next Year's Annual withdrawal amount" for ages 70 through 95 reflect the Annual withdrawal amount available without reducing the "Greater of" death benefit base or GIB benefit base. A "0" under the Protection with Investment Performance account value column at age 95 indicates that the "Greater of" death benefit has terminated due to insufficient account value. However, the Lifetime GIB payments under the GIB have begun, and the owner is receiving lifetime payments.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.27% for the Protection with Investment Performance variable investment options (for each Series) and of 0.57% for the Investment Performance variable investment options (for each Series), (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 1.34% for the Protection with Investment Performance variable investment options (for each Series) and 0.44% for the Investment Performance variable investment options (for each Series) and (3) 12b-1 fees equivalent to an effective annual rate of 0.25% for the Protection with Investment Performance variable investment options (for each Series) and 0.14% for the Investment Performance variable investment options (for each Series). These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the Protection with Investment Performance variable investment options and Investment Performance variable investment options, respectively. The actual rates associated with any contract will vary depending upon the actual allocation of the Total account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the prospectuses for the underlying portfolios. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Please note that in certain states, we apply annuity purchase factors that are not based on the sex of the annuitant. Upon request, we will furnish you with a personalized illustration.


D-1   Appendix IV: Hypothetical illustrations


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    ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
                                    BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE(SM) - SERIES B
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
  "GREATER OF" DEATH BENEFIT
  GUARANTEED INCOME BENEFIT

                                     PROTECTION WITH
                     INVESTMENT        INVESTMENT
                    PERFORMANCE        PERFORMANCE
                   ACCOUNT VALUE      ACCOUNT VALUE     CASH VALUE(+)
        CONTRACT ------------------ ----------------- ------------------
  AGE     YEAR      0%        6%       0%       6%       0%        6%
------ --------- -------- --------- -------- -------- -------- ---------
  65        0    40,000     40,000   60,000  60,000   93,000     93,000
  66        1    39,016     41,416   56,918  60,518   88,934     94,934
  67        2    38,056     42,882   53,887  61,004   84,943     96,886
  68        3    37,120     44,400   50,902  61,454   82,022     99,854
  69        4    36,207     45,972   47,959  61,866   78,166    101,838
  70        5    35,316     47,599   45,057  62,236   75,373    104,835
  71        6    34,447     49,284   42,191  62,561   73,638    108,845
  72        7    33,600     51,029   39,357  62,838   71,957    112,867
  73        8    32,773     52,835   36,553  63,062   69,327    115,897
  74        9    31,967     54,706   33,776  63,230   65,743    117,936
  75       10    31,181     56,642   31,021  63,339   62,202    119,981
  80       15    27,500     67,403   17,474  62,819   44,974    130,223
  85       20    24,276     80,209    3,998  60,047   28,274    140,256
  90       25    21,430     95,447        0  55,032   21,430    150,480
  95       30    18,917    113,581        0  47,654   18,917    161,235

             PROTECT                         GUARANTEE

                                                       NEXT YEAR'S
          "GREATER OF"         GIB BENEFIT          ANNUAL WITHDRAWAL
          DEATH BENEFIT           BASE                    AMOUNT
       ------------------- ------------------- ----------------------------
  AGE      0%        6%        0%        6%       0%             6%
------ --------- --------- --------- --------- -------- -------------------
  65     60,000    60,000    60,000    60,000        0            0
  66     62,400    62,400    62,400    62,400    2,496        2,496
  67     64,896    64,896    64,896    64,896    2,596        2,596
  68     67,492    67,492    67,492    67,492    2,700        2,700
  69     70,192    70,192    70,192    70,192    2,808        2,808
  70     72,999    72,999    72,999    72,999    2,920        2,920
  71     75,919    75,919    75,919    75,919    3,037        3,037
  72     78,956    78,956    78,956    78,956    3,158        3,158
  73     82,114    82,114    82,114    82,114    3,285        3,285
  74     85,399    85,399    85,399    85,399    3,416        3,416
  75     88,815    88,815    88,815    88,815    3,553        3,553
  80    108,057   108,057   108,057   108,057    4,322        4,322
  85    131,467   131,467   131,467   131,467    5,259        5,259
  90          0   131,467         0   159,950   *7,110        6,398
  95          0   131,467         0   194,604    7,110     **11,676

----------
(+) The Cash Values shown are equal to the Total account value, less (i) the total amount of the annual administrative charge, as well as any optional benefit charges; and (ii) any applicable withdrawal charges.

*   Payments of $7,110 will continue as lifetime payments

**  Payments of at least $11,676 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE, INVESTMENT PERFORMANCE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


                                  Appendix IV: Hypothetical illustrations    D-2



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    ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
                                    BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE(SM) - SERIES L
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
  "GREATER OF" DEATH BENEFIT
  GUARANTEED INCOME BENEFIT

                                     PROTECTION WITH
                     INVESTMENT        INVESTMENT
                    PERFORMANCE        PERFORMANCE
                   ACCOUNT VALUE      ACCOUNT VALUE     CASH VALUE(+)
        CONTRACT ------------------ ----------------- ------------------
  AGE     YEAR      0%        6%       0%       $6%      $0%       6%
------ --------- -------- --------- -------- -------- -------- ---------
  65        0    40,000     40,000   60,000  60,000   92,000     92,000
  66        1    38,876     41,276   56,708  60,308   87,584     93,584
  67        2    37,784     42,593   53,485  60,577   84,268     96,170
  68        3    36,722     43,951   50,325  60,803   81,047     98,754
  69        4    35,690     45,353   47,225  60,983   77,915    101,337
  70        5    34,687     46,800   44,181  61,115   78,868    107,915
  71        6    33,712     48,293   41,187  61,194   74,900    109,487
  72        7    32,765     49,834   38,242  61,218   71,007    111,052
  73        8    31,844     51,423   35,339  61,182   67,183    112,605
  74        9    30,950     53,064   32,476  61,083   63,426    114,147
  75       10    30,080     54,757   29,649  60,916   59,729    115,673
  80       15    26,055     64,065   15,912  58,916   41,967    122,982
  85       20    22,590     74,957    2,497  54,494   25,087    129,451
  90       25    19,586     87,700        0  47,681   19,586    135,381
  95       30    16,980    102,610        0  38,377   16,980    140,987

             PROTECT                          GUARANTEE

                                                       NEXT YEAR'S
          "GREATER OF"         GIB BENEFIT          ANNUAL WITHDRAWAL
          DEATH BENEFIT           BASE                    AMOUNT
       ------------------- ------------------- ----------------------------
  AGE      0%        6%       $0%        6%       0%             6%
------ --------- --------- --------- --------- -------- -------------------
  65     60,000    60,000    60,000    60,000        0            0
  66     62,400    62,400    62,400    62,400    2,496        2,496
  67     64,896    64,896    64,896    64,896    2,596        2,596
  68     67,492    67,492    67,492    67,492    2,700        2,700
  69     70,192    70,192    70,192    70,192    2,808        2,808
  70     72,999    72,999    72,999    72,999    2,920        2,920
  71     75,919    75,919    75,919    75,919    3,037        3,037
  72     78,956    78,956    78,956    78,956    3,158        3,158
  73     82,114    82,114    82,114    82,114    3,285        3,285
  74     85,399    85,399    85,399    85,399    3,416        3,416
  75     88,815    88,815    88,815    88,815    3,553        3,553
  80    108,057   108,057   108,057   108,057    4,322        4,322
  85    131,467   131,467   131,467   131,467    5,259        5,259
  90          0   131,467         0   159,950   *6,836        6,398
  95          0   131,467         0   194,604    6,836     **11,676

----------
(+) The Cash Values shown are equal to the Total account value, less (i) the total amount of the annual administrative charge, as well as any optional benefit charges; and (ii) any applicable withdrawal charges.

*   Payments of $6,836 will continue as lifetime payments

**  Payments of at least $11,676 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE, INVESTMENT PERFORMANCE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


D-3    Appendix IV: Hypothetical illustrations


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    ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
                                    BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE(SM) - SERIES CP(SM)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
  "GREATER OF" DEATH BENEFIT
  GUARANTEED INCOME BENEFIT


                                     PROTECTION WITH
                     INVESTMENT        INVESTMENT
                    PERFORMANCE        PERFORMANCE
                   ACCOUNT VALUE      ACCOUNT VALUE     CASH VALUE(+)
        CONTRACT ------------------ ----------------- ------------------
  AGE     YEAR      0%        6%       0%       $6%      0%        6%
------ --------- -------- --------- -------- -------- -------- ---------
  65        0    41,600     41,600   62,400  62,400   96,000     96,000
  66        1    40,473     42,969   59,087  62,827   91,559     97,795
  67        2    39,376     44,382   55,839  63,221   87,215     99,603
  68        3    38,309     45,842   52,652  63,576   83,961    102,418
  69        4    37,271     47,351   49,523  63,889   80,794    105,239
  70        5    36,261     48,909   46,447  64,157   77,708    108,065
  71        6    35,278     50,518   43,421  64,376   74,699    110,893
  72        7    34,322     52,180   40,440  64,543   71,762    113,723
  73        8    33,392     53,896   37,501  64,654   68,893    116,551
  74        9    32,487     55,670   34,600  64,706   66,087    119,376
  75       10    31,606     57,501   31,732  64,695   63,339    122,196
  80       15    27,520     67,603   17,776  63,527   45,295    131,131
  85       20    23,984     79,480    4,113  60,036   28,096    139,516
  90       25    20,901     93,444        0  54,253   20,901    147,697
  95       30    18,215    109,861        0  46,079   18,215    155,940

             PROTECT                          GUARANTEE

                                                       NEXT YEAR'S
          "GREATER OF"         GIB BENEFIT          ANNUAL WITHDRAWAL
          DEATH BENEFIT           BASE                    AMOUNT
       ------------------- ------------------- ----------------------------
  AGE      0%        6%        0%        6%       0%             6%
------ --------- --------- --------- --------- -------- -------------------
  65     60,000    60,000    60,000    60,000        0            0
  66     62,400    62,823    62,400    62,400    2,496        2,496
  67     64,896    64,896    64,896    64,896    2,596        2,596
  68     67,492    67,492    67,492    67,492    2,700        2,700
  69     70,192    70,192    70,192    70,192    2,808        2,808
  70     72,999    72,999    72,999    72,999    2,920        2,920
  71     75,919    75,919    75,919    75,919    3,037        3,037
  72     78,956    78,956    78,956    78,956    3,158        3,158
  73     82,114    82,114    82,114    82,114    3,285        3,285
  74     85,399    85,399    85,399    85,399    3,416        3,416
  75     88,815    88,815    88,815    88,815    3,553        3,553
  80    108,057   108,057   108,057   108,057    4,322        4,322
  85    131,467   131,467   131,467   131,467    5,259        5,259
  90          0   131,467         0   159,950   *7,110        6,398
  95          0   131,467         0   194,604    7,110     **11,676

----------

(+) The Cash Values shown are equal to the Total account value, less (i) the total amount of the annual administrative charge, as well as any optional benefit charges; and (ii) any applicable withdrawal charges.

*   Payments of $7,110 will continue as lifetime payments

**  Payments of at least $11,676 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE, INVESTMENT PERFORMANCE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


                                  Appendix IV: Hypothetical illustrations    D-4

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    ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
                                    BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE(SM) - SERIES C
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
  "GREATER OF" DEATH BENEFIT
  GUARANTEED INCOME BENEFIT

                                     PROTECTION WITH
                     INVESTMENT        INVESTMENT
                    PERFORMANCE        PERFORMANCE
                   ACCOUNT VALUE      ACCOUNT VALUE      CASH VALUE(+)
        CONTRACT ------------------ ----------------- -------------------
  AGE     YEAR      0%        6%       0%       6%        0%        6%
------ --------- -------- --------- -------- -------- --------- ---------
  65        0    40,000     40,000   60,000  60,000    100,000  100,000
  66        1    38,856     41,256   56,678  60,278     95,534  101,534
  67        2    37,745     42,551   53,428  60,516     91,172  103,068
  68        3    36,665     43,888   50,243  60,710     86,908  104,598
  69        4    35,617     45,266   47,121  60,858     82,738  106,124
  70        5    34,598     46,687   44,056  60,956     78,654  107,643
  71        6    33,608     48,153   41,046  61,001     74,654  109,154
  72        7    32,647     49,665   38,084  60,989     70,731  110,654
  73        8    31,714     51,224   35,168  60,917     66,882  112,142
  74        9    30,807     52,833   32,294  60,781     63,100  113,614
  75       10    29,925     54,492   29,457  60,577     59,382  115,068
  80       15    25,854     63,601   15,696  58,374     41,550  121,976
  85       20    22,358     74,234    2,293  53,732     24,652  127,966
  90       25    19,335     86,644        0  46,685     19,355  133,329
  95       30    16,720    101,129        0  37,138     16,720  138,266

             PROTECT                          GUARANTEE

                                                       NEXT YEAR'S
          "GREATER OF"         GIB BENEFIT          ANNUAL WITHDRAWAL
          DEATH BENEFIT           BASE                    AMOUNT
       ------------------- ------------------- ----------------------------
  AGE      0%        6%        0%        6%       0%             6%
------ --------- --------- --------- --------- -------- -------------------
  65     60,000    60,000    60,000    60,000        0            0
  66     62,400    62,400    62,400    62,400    2,496        2,496
  67     64,896    64,896    64,896    64,896    2,596        2,596
  68     67,492    67,492    67,492    67,492    2,700        2,700
  69     70,192    70,192    70,192    70,192    2,808        2,808
  70     72,999    72,999    72,999    72,999    2,920        2,920
  71     75,919    75,919    75,919    75,919    3,037        3,037
  72     78,956    78,956    78,956    78,956    3,158        3,158
  73     82,114    82,114    82,114    82,114    3,285        3,285
  74     85,399    85,399    85,399    85,399    3,416        3,416
  75     88,815    88,815    88,815    88,815    3,553        3,553
  80    108,057   108,057   108,057   108,057    4,322        4,322
  85    131,467   131,467   131,467   131,467    5,259        5,259
  90          0   131,467         0   159,950   *6,836        6,398
  95          0   131,467         0   194,604    6,836     **11,676

----------
(+) The Cash Values shown are equal to the Total account value, less the total amount of the annual administrative charge, as well as any optional benefit charges.

*   Payments of $6,836 will continue as lifetime payments

**  Payments of at least $11,676 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE, INVESTMENT PERFORMANCE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


D-5    Appendix IV: Hypothetical illustrations

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Appendix V: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------
The following information is a summary of the states where the Retirement Cornerstone(SM) Series contracts or certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract's features and benefits as previously described in this Prospectus. Certain features and/or benefits may have been approved in your state after your contract was issued and cannot be added. Please contact your financial professional for more information about availability in your state.

STATES WHERE CERTAIN RETIREMENT CORNERSTONE(SM) SERIES CONTRACTS' FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:

------------------------------------------------------------------------------------------------------------------------------------
 STATE      FEATURES AND BENEFITS                                               AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
ARIZONA     See "Your right to cancel within a certain number of days"     If you reside in the state of Arizona and you are age 65
            in "Contract features and benefits"                            or older at the time the contract is issued, you may
                                                                           return your Retirement Cornerstone(SM) Series contract
                                                                           within 30 days from the date that you receive it and
                                                                           receive a refund of your Total account value. This is
                                                                           also referred to as the "free look" period.
------------------------------------------------------------------------------------------------------------------------------------
FLORIDA     See "How you can purchase and contribute to your con-          In the second paragraph of this section, item (ii)
            tract" in "Contract features and benefits"                     regarding the $2,500,000 limitation on contributions is
                                                                           deleted. The remainder of this section is unchanged.

            See "Credits (for Series CP(SM) contracts)" in "Contract       If you elect to receive annuity payments within five
            features and benefits"                                         years of the contract date, we will recover the credit
                                                                           that applies to any contribution made in that five
                                                                           years. If you elect to receive annuity payments after
                                                                           five years from the contract date and within three years
                                                                           of making any contribution, we will recover the credit
                                                                           that applies to any contribution made within the prior
                                                                           three years.

            See "Selecting an annuity payout option" under "Your           The following sentence replaces the first sentence of
            annuity payout options" in "Accessing your money"              the second paragraph in this section:

                                                                           You can choose the date annuity payments begin but it may
                                                                           not be earlier than twelve months from the Retirement
                                                                           Cornerstone(SM) Series contract date.

            See "Your right to cancel within a certain number of days"     If you reside in the state of Florida and you are age 65
            in "Contract features and benefits"                            and older at the time the contract is issued, you may
                                                                           cancel your variable annuity contract and return it to
                                                                           us within 21 days from the date that you receive it. You
                                                                           will receive an unconditional refund equal to the cash
                                                                           surrender value provided in the annuity contract, plus
                                                                           any fees or charges deducted from the contributions or
                                                                           imposed under the contract.

                                                                           If you reside in the state of Florida and you are age 64
                                                                           or younger at the time the contract is issued, you may
                                                                           cancel your variable annuity contract and return it to
                                                                           us within 14 days from the date that you receive it. You
                                                                           will receive an unconditional refund equal to your
                                                                           contributions, including any contract fees or charges.

            See "Withdrawal charge" under "Charges that                    If you are age 65 and older at the time your contract is
            AXA Equitable deducts" in "Charges and expenses"               issued, the applicable withdrawal charge will not exceed
                                                                           10% of the amount withdrawn. In addition, no charge will
                                                                           apply after the end of the 10th contract year or 10
                                                                           years after a contribution is made, whichever is later.
------------------------------------------------------------------------------------------------------------------------------------
ILLINOIS    See "Selecting an annuity payout option" under "Your           The following sentence replaces the first sentence of the
            annuity payout options" in "Accessing your money"              second paragraph in this section:
------------------------------------------------------------------------------------------------------------------------------------

Appendix V: State contract availability and/or variations of certain features
            and benefits                                                     E-1

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
------------------------------------------------------------------------------------------------------------------------------------
 STATE      FEATURES AND BENEFITS                                               AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
ILLINOIS                                                                   You can choose the date annuity payments begin but it
(CONTINUED)                                                                may not be earlier than twelve months from your
                                                                           Retirement Cornerstone(SM) Series contract date.

            See "Credits (for Series CP(SM) contracts)" in "Contract       If you elect to receive annuity payments within five
            features and benefits"                                         years of the contract date, we will recover the credit
                                                                           that applies to any contribution made in that five
                                                                           years. If you elect to receive annuity payments after
                                                                           five years from the contract date and within three years
                                                                           of making any contribution, we will recover the credit
                                                                           that applies to any contribution made within the prior
                                                                           three years.
------------------------------------------------------------------------------------------------------------------------------------
MONTANA     See "Appendix IV: Hypothetical illustrations"                  The annuity purchase factors are applied on a unisex
                                                                           basis in determining the amount payable under a
                                                                           Guaranteed benefit.
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK    See "Greater of" death benefit in "Definitions of key          The "Greater of" death benefit is not available. The
            terms", in "Guaranteed minimum death benefits" and             only Guaranteed minimum death benefits that are
            throughout this Prospectus.                                    available are the Return of Principal death benefit and
                                                                           the Highest Anniversary Value death benefit. Both of
                                                                           these death benefits are available in combination with
                                                                           the Guaranteed income benefit. They are also available
                                                                           without the Guaranteed income benefit.

            See "Guaranteed interest option" under "What are your          For Series CP(SM) contracts only:
            investment options under the contract?" in "Contract           The Guaranteed interest option is not available.
            features and benefits"

            See "Dollar cost averaging" in "Contract features and          For Series CP(SM) contracts only:
            benefits"                                                      Investment Simplifier is not available.

            See "Guaranteed income benefit" and "Guaranteed mini-          The issue ages for owners who elect the Highest Anniver-
            mum death benefits" in "Contract features and benefits"        sary Value death benefit with the GIB are 35-75 for all
                                                                           Series except Series CP(SM) (35-70). The issue ages for
                                                                           owners who elect the Highest Anniversary Value death
                                                                           benefit while opting out of the GIB are 0-75 for all
                                                                           Series except Series CP(SM) (0-70). If you do not select
                                                                           the Highest Anniversary Value death benefit, the Return
                                                                           of Principal death benefit will be automatically issued
                                                                           with all eligible contracts. Eligible contracts are
                                                                           those that meet the owner and annuitant issue age
                                                                           requirements. Currently, ages 0-75 for all Series except
                                                                           Series CP(SM) (0-70).

            See "Guaranteed minimum death benefit charge" in "Fee          The charge for the Highest Anniversary Value death
            Table" and "Highest Anniversary death benefit" under           benefit is 0.35%.
            "Charges that AXA Equitable deducts" in "Charges and
            expenses".

            See "Allocating your contributions" and "Guaranteed            The Protection with Investment Performance account can
            income benefit" in "Contract features and benefits"            be funded at any time. However, the first Deferral bonus
                                                                           Roll-up amount or Annual Roll-up amount (as applicable)
                                                                           will be credited on the contract date anniversary that
                                                                           follows the owner's 50th birthday. See below for more
                                                                           details.

            See "Credits" in "Contract features and benefits"              For Series CP(SM) contracts only:

                                                                           The "Indication of Intent" approach to first year
                                                                           contributions in connection with the contribution
                                                                           crediting rate is not available.
------------------------------------------------------------------------------------------------------------------------------------

E-2    Appendix V: State contract availability and/or variations of certain features and benefits

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
------------------------------------------------------------------------------------------------------------------------------------
 STATE      FEATURES AND BENEFITS                                               AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK                                                                   If the owner (or older joint owner, if applicable) dies
(CONTINUED)                                                                during the one-year period following our receipt of a
                                                                           contribution to which a credit was applied, we will
                                                                           recover all or a portion of the amount of such Credit
                                                                           from the account value, based on the number of full
                                                                           months that elapse between the time we receive the
                                                                           contribution and the owner's (or older joint owner's, if
                                                                           applicable) death, as follows:

                                                                                     Number of   Percentage of
                                                                                       Months        Credit
                                                                                         0            100%
                                                                                         1            100%
                                                                                         2            99%
                                                                                         3            98%
                                                                                         4            97%
                                                                                         5            96%
                                                                                         6            95%
                                                                                         7            94%
                                                                                         8            93%
                                                                                         9            92%
                                                                                         10           91%
                                                                                         11           90%
                                                                                         12           89%

                                                                           We will not recover the credit on subsequent
                                                                           contributions made within 3 years prior to
                                                                           annuitization.

            See "Guaranteed income benefit" in "Contract features          The Guaranteed income benefit is issued with all
            and benefits"                                                  eligible contracts unless you tell us you do not want it
                                                                           (or "opt out").

                                                                           For Series B, Series L and Series C contracts:
                                                                                              Issue age: 35-75

                                                                           For Series CP(SM) contracts:
                                                                                              Issue age: 35-70

            See "GIB benefit base" under "Guaranteed income                Your GIB benefit base stops "rolling up" on the contract
            benefit" in "Contract features and benefits"                   date anniversary following the owner's (or older joint
                                                                           owner's, if applicable) 90th birthday or at contract
                                                                           maturity, if earlier.

                                                                           Prior to the contract year in which the owner (or older
                                                                           joint owner, if applicable) reaches age 50, there is no
                                                                           crediting of the Deferral bonus Roll-up amount or Annual
                                                                           Roll-up amount to the GIB benefit base. Any Deferral
                                                                           bonus Roll-up amount or any Annual Roll-up amount will
                                                                           not be part of the GIB benefit base calculation until
                                                                           the contract year in which the owner (or older joint
                                                                           owner, if applicable) reaches age 50. The first Deferral
                                                                           bonus Roll-up amount and Annual Roll-up amount are
                                                                           calculated on the contract date anniversary preceding
                                                                           the owner's 50th birthday. The applicable amount is
                                                                           added to the GIB benefit base on the contract date
                                                                           anniversary that follows the owner's 50th birthday.

                                                                           For the GIB, there are caps on the GIB benefit base,
                                                                           which are based on a percentage of total contributions
                                                                           to the Protection with Investment Performance account:
------------------------------------------------------------------------------------------------------------------------------------

Appendix V: State contract availability and/or variations of certain
            features and benefits                                           E-3

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
------------------------------------------------------------------------------------------------------------------------------------
 STATE      FEATURES AND BENEFITS                                               AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK                                                                   Initial Funding Age   Cap Amount
(CONTINUED)                                                                -------------------   ----------
                                                                           35-55                 250% on GIB benefit base
                                                                           56+                   No Cap on GIB benefit base

                                                                           The cap is determined by the age of the owner at the
                                                                           time of first funding of the Protection with Investment
                                                                           Performance account. If the Protection with Investment
                                                                           Performance account is funded at age 56 or greater there
                                                                           is no cap. If the Protection with Investment Performance
                                                                           account is funded at ages 35 to 55, the cap percentage
                                                                           is set to 250% of the GIB benefit base and does not
                                                                           change for the life of the contract, unless there is a
                                                                           GIB benefit base reset at age 56 or greater. If there is
                                                                           a GIB benefit base reset at age 56 or greater, there is
                                                                           no cap, regardless of the age of the owner at first
                                                                           funding. If there is a GIB benefit base reset prior to
                                                                           age 56, the GIB benefit base will be capped at 250%,
                                                                           multiplied by the Protection with Investment Performance
                                                                           account value at time of the GIB benefit base reset,
                                                                           plus 250% of all contributions and transfers made to the
                                                                           Protection with Investment Performance Account after the
                                                                           reset. Neither a GIB benefit base reset nor withdrawals
                                                                           from your Protection with Investment Performance account
                                                                           will lower the cap amount.

                                                                           Beginning with the contract year in which the owner
                                                                           turns age 50, or if later, the first funding of the
                                                                           Protection with Investment Performance account:

                                                                               The Roll-up amount on the GIB benefit base will be
                                                                               pro-rated for all transfers and/or contributions to
                                                                               the Protection with Investment Performance account
                                                                               received during that contract year. The amount of
                                                                               the transfer and/or contribution will be added to
                                                                               your GIB benefit base on the business day it is
                                                                               received, but will not increase the beginning of
                                                                               year Annual Roll-up amount (or Annual withdrawal
                                                                               amount, if applicable) in that contract year.

            See "Annual Roll-up rate" under "Guaranteed income             The Annual Roll-up rate will be used to calculate your
            benefit" in "Contract features and benefits"                   Annual withdrawal amount, including in the contract
                                                                           years prior to age 50 when your GIB benefit base is not
                                                                           being credited with a Roll-up amount.

            See "GIB benefit base reset" under "Guaranteed income          Your GIB benefit base will automatically "reset" to
            benefit" in "Contract features and benefits"                   equal your Protection with Investment Performance
                                                                           account value, if higher, every three contract years
                                                                           from your contract date, up to the contract date
                                                                           anniversary following your 90th birthday.
------------------------------------------------------------------------------------------------------------------------------------

E-4    Appendix V: State contract availability and/or variations of certain features and benefits

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
------------------------------------------------------------------------------------------------------------------------------------
 STATE      FEATURES AND BENEFITS                                               AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK    See "Lifetime GIB payments" under "Guaranteed income           The GIB guarantees annual lifetime payments ("Lifetime
(CONTINUED) benefit" in "Contract features and benefits"                   GIB payments"), which will begin at the earliest of:

                                                                               (i)   the next contract year following the date your
                                                                                     Protection with Investment Performance account
                                                                                     goes to zero (except as the result of an Excess
                                                                                     withdrawal);
                                                                               (ii)  the contract date anniversary following your
                                                                                     90th birthday; and
                                                                               (iii) your contract's maturity date.

                                                                           Your Lifetime GIB payments are calculated by applying a
                                                                           percentage to your GIB benefit base. If your Protection
                                                                           with Investment Performance account value is zero, we
                                                                           will use your GIB benefit base as of the day your
                                                                           Protection with Investment Performance account was
                                                                           reduced to zero. The percentage is based on your age (or
                                                                           for Joint life contracts, the age of the younger
                                                                           spouse), as follows:

                                                                                  Age        Single Life        Joint Life
                                                                                Up to 85          4%               3.25%
                                                                                  86-90           5%                 4%

            See "How withdrawals affect your Guaranteed benefits"          EFFECT OF WITHDRAWALS ON YOUR GIB BENEFIT BASE
            in "Contract features and benefits"
                                                                           Prior to the contract year in which the owner turns age
                                                                           50, withdrawals will reduce your GIB benefit base on a
                                                                           dollar-for-dollar basis up to the Annual withdrawal
                                                                           amount. The portion of a withdrawal in excess of the
                                                                           Annual withdrawal amount will reduce your GIB benefit
                                                                           base on a pro-rata basis. A withdrawal from your
                                                                           Protection with Investment Performance account in the
                                                                           first contract year in which the Protection with
                                                                           Investment Performance account is funded will reduce
                                                                           your GIB benefit base on a pro-rata basis (this is an
                                                                           Excess withdrawal).

                                                                           Any withdrawals taken from your Protection with
                                                                           Investment Performance account prior to the contract
                                                                           year in which the owner turns age 50 that are less than
                                                                           the Annual withdrawal amount will not result in any
                                                                           crediting of the GIB benefit base at the end of the
                                                                           contract year. Also, any withdrawals taken from your
                                                                           Protection with Investment Performance account prior to
                                                                           the contract year in which the owner turns age 50 will
                                                                           result in your GIB benefit base becoming ineligible for
                                                                           any Deferral bonus Roll-up amount.

                                                                           EFFECT OF WITHDRAWALS ON YOUR HIGHEST ANNIVERSARY VALUE
                                                                           DEATH BENEFIT (IF ELECTED WITH THE GIB)

                                                                           If you have the GIB with the Highest Anniversary Value
                                                                           death benefit, withdrawals from the Protection with
                                                                           Investment Performance account will reduce both the
                                                                           GIB benefit base and the Highest Anniversary Value death
                                                                           benefit base on a pro-rata basis in the first contract
                                                                           year in which the Protection with Investment Performance
                                                                           account is funded.
------------------------------------------------------------------------------------------------------------------------------------

Appendix V: State contract availability and/or variations of certain
            features and benefits                                           E-5

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
------------------------------------------------------------------------------------------------------------------------------------
 STATE      FEATURES AND BENEFITS                                               AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK                                                                       o  For withdrawals taken from the Protection with
(CONTINUED)                                                                       Investment Performance account prior to the
                                                                                  contract year in which the owner turns 50, the
                                                                                  following applies:

                                                                                  -  Beginning on the first day of the contract
                                                                                     year that follows the contract year in which
                                                                                     the Protection with Investment Performance
                                                                                     account is first funded, withdrawals up to the
                                                                                     Annual withdrawal amount will reduce both
                                                                                     the GIB benefit base and the Highest
                                                                                     Anniversary Value benefit base on a
                                                                                     dollar-for-dollar basis. The portion of any
                                                                                     withdrawal in excess of your Annual with-
                                                                                     drawal amount will reduce your GIB benefit
                                                                                     base and your Highest Anniversary Value
                                                                                     benefit base on a pro-rata basis as of the
                                                                                     date of the withdrawal.

                                                                               o  For withdrawals taken from the Protection with
                                                                                  Investment Performance account beginning in the
                                                                                  contract year in which the owner turns 50, the
                                                                                  following applies:

                                                                                  -  Beginning on the first day of the contract
                                                                                     year that follows the contract year in which
                                                                                     the Protection with Investment Performance
                                                                                     account is first funded, withdrawals up to the
                                                                                     Annual withdrawal amount will reduce the
                                                                                     Highest Anniversary Value benefit base on a
                                                                                     dollar-for-dollar basis. Please note that
                                                                                     withdrawing up to your Annual withdrawal
                                                                                     amount does not reduce your GIB benefit base.
                                                                                     However, the portion of any withdrawal in
                                                                                     excess of your Annual withdrawal amount will
                                                                                     reduce your GIB benefit base and your Highest
                                                                                     Anniversary Value benefit base on a pro-rata
                                                                                     basis as of the date of the withdrawal.

                                                                           If you do not opt out of the GIB but decide to drop it
                                                                           after having funded it, the withdrawal treatment for the
                                                                           Highest Anniversary Value death benefit becomes
                                                                           pro-rata. Beginning in the first contract year, for
                                                                           withdrawals taken from the Protection with Investment
                                                                           Performance account through our Automatic RMD service,
                                                                           the GIB benefit base and the Highest Anniversary Value
                                                                           benefit base will be reduced on a dollar-for-dollar
                                                                           basis.

                                                                           EFFECT OF WITHDRAWALS ON YOUR HIGHEST ANNIVERSARY VALUE
                                                                           DEATH BENEFIT (IF ELECTED WITHOUT THE GIB)

                                                                           If you elect the Highest Anniversary Value death benefit
                                                                           and have opted out of the GIB, withdrawals from your
                                                                           Protection with Investment Performance account will
                                                                           always reduce your Highest Anniversary Value benefit
                                                                           base on a pro-rata basis.

                                                                           EFFECT OF WITHDRAWALS ON YOUR RETURN OF PRINCIPAL DEATH
                                                                           BENEFIT

                                                                           The effect of withdrawals from the Protection with
                                                                           Investment Performance account is on a pro-rata basis
                                                                           only.
------------------------------------------------------------------------------------------------------------------------------------

E-6   Appendix V: State contract availability and/or variations of certain features and benefits

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                          www.axa-equitable.com/green


------------------------------------------------------------------------------------------------------------------------------------
 STATE      FEATURES AND BENEFITS                                               AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK    See "Automatic payment plans" under "Withdrawing your          The Maximum Payment Plan and the Customized Payment Plan
(CONTINUED) money" in "Accessing your money"                               are not available until the contract year in which the
                                                                           owner (or older joint owner, if applicable) turns age 50
                                                                           or, if later, the contract year that follows the
                                                                           contract year in which the Protection with Investment
                                                                           Performance account is first funded.

            See "Selecting an annuity payout option" under "Your           For Series CP(SM) contracts only:
            annuity payout option" in "Accessing your money"               The earliest date annuity payments may begin is 13 months
                                                                           from the issue date.

            See "Annuity maturity date" under "Your annuity payout         The maturity date is the contract date anniversary that
            options" in "Accessing your money"                             follows the annuitant's birthday, as follows:

                                                                                                        Maximum
                                                                                 Issue Age          Annuitization age
                                                                                    0-80                   90
                                                                                     81                    91
                                                                                     82                    92
                                                                                     83                    93
                                                                                     84                    94
                                                                                     85                    95

                                                                                 For Series CP(SM) contracts:

                                                                           The maturity date is the contract date anniversary that
                                                                           follows the annuitant's 90th birthday.


            See "Charges and expenses"                                     Deductions for charges from the guaranteed interest
                                                                           option are not permitted.

            See "Disability, terminal illness, or confinement to a         Item (i) is deleted and replaced with the following: An
            nursing home"                                                  owner (or older joint owner, if applicable) has
                                                                           qualified to receive Social Security disability benefits
                                                                           as certified by the Social Security Administration or
                                                                           meets the definition of a total disability as specified
                                                                           in the contract. To qualify, a re-certification
                                                                           statement from a physician will be required every 12
                                                                           months from the date disability is determined.

            See "Transfers of ownership, collateral assignments, loans     Collateral assignments are not limited to the period
            and borrowing" in "More information"                           prior to the first contract date anniversary. You may
                                                                           assign all or a portion of your NQ contract at any time,
                                                                           pursuant to the terms described in this Prospectus.
------------------------------------------------------------------------------------------------------------------------------------
NORTH       See "Your right to cancel within a certain number of days"     If you reside in the state of North Dakota at the time
DAKOTA      in "Contract features and benefits"                            the contract is issued, you may return your Retirement
                                                                           Cornerstone(SM) Series contract within 20 days from the
                                                                           date that you receive it and receive your Total account
                                                                           value.
------------------------------------------------------------------------------------------------------------------------------------

Appendix V: State contract availability and/or variations of certain
            features and benefits                                           E-7



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Appendix VI: Examples of Automatic payment plans

--------------------------------------------------------------------------------
The following examples illustrate the amount of the automatic withdrawals that would be taken under the various payment plans described in "Accessing your money" under "Automatic payment plans." The examples assume a $100,000 allocation to the Protection with Investment Performance variable investment options with assumed investment performance of 0%. (The last example assumes an allocation to the Investment Performance account.) The examples show how the different automatic payment plans can be used without reducing your GIB benefit base. The examples are based on the applicable Roll-up rate shown below and assumes that the GIB benefit base does not reset. Also, the examples reflect the effect on both the GIB benefit base and the Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit).


MAXIMUM PAYMENT PLAN

FULL ANNUAL WITHDRAWAL AMOUNT PAYMENT

Under this payment plan, you will receive the Annual withdrawal amounts as scheduled payments. In this example, the "Withdrawal" column reflects the Annual withdrawal amounts for the years shown. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB benefit base" by the "Annual Roll-up rate" in effect for each year.

------------------------------------------------------------------------------------------------
            DEFERRAL BONUS
             ROLL-UP RATE/
                ANNUAL          BEGINNING OF YEAR                     PERCENTAGE OF GIB BENEFIT
   YEAR      ROLL-UP RATE       GIB BENEFIT BASE        WITHDRAWAL         BASE WITHDRAWN
------------------------------------------------------------------------------------------------
    1          4.80%(a)             $100,000              $    0                0.00%
    2          4.30%(a)             $104,800              $    0                0.00%
    3          5.20%(a)             $109,306              $    0                0.00%
    4          5.40%(a)             $114,990              $    0                0.00%
    5          5.00%(a)             $121,200              $    0                0.00%
    6          5.40%(b)             $127,260              $6,872                5.40%
    7          5.20%(b)             $127,260              $6,618                5.20%
    8          4.70%(b)             $127,260              $5,981                4.70%
    9          6.00%(b)             $127,260              $7,636                6.00%
   10          7.30%(b)             $127,260              $9,290                7.30%
------------------------------------------------------------------------------------------------

(a) the Deferral bonus Roll-up rate applies.

(b) the Annual Roll-up rate applies.


CUSTOMIZED PAYMENT PLANS

GUARANTEED MINIMUM PERCENTAGE

Under this payment plan, you will receive as scheduled payments a withdrawal amount that is based on withdrawal percentage that is fixed at the lowest guaranteed Deferral bonus Roll-up rate or Annual Roll-up rate of 4.00%. In this example, amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB benefit base" by 4.00%.


------------------------------------------------------------------------------------------------
            DEFERRAL BONUS
             ROLL-UP RATE/
                ANNUAL          BEGINNING OF YEAR                     PERCENTAGE OF GIB BENEFIT
   YEAR      ROLL-UP RATE       GIB BENEFIT BASE        WITHDRAWAL         BASE WITHDRAWN
------------------------------------------------------------------------------------------------
    1          4.80%(a)             $100,000              $    0                0.00%
    2          4.30%(a)             $104,800              $    0                0.00%
    3          5.20%(a)             $109,306              $    0                0.00%
    4          5.40%(a)             $114,990              $    0                0.00%
    5          5.00%(a)             $121,200              $    0                0.00%
    6          4.70%(b)             $127,260              $5,090                4.00%
    7          5.20%(b)             $128,151              $5,126                4.00%
    8          5.40%(b)             $129,688              $5,188                4.00%
------------------------------------------------------------------------------------------------

F-1    Appendix VI: Examples of Automatic payment plans

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
------------------------------------------------------------------------------------------------
            DEFERRAL BONUS
             ROLL-UP RATE/
                ANNUAL          BEGINNING OF YEAR                     PERCENTAGE OF GIB BENEFIT
   YEAR      ROLL-UP RATE       GIB BENEFIT BASE        WITHDRAWAL         BASE WITHDRAWN
------------------------------------------------------------------------------------------------
    9          6.00%(b)             $131,504              $5,260                4.00%
   10          7.30%(b)             $134,134              $5,365                4.00%
------------------------------------------------------------------------------------------------

(a) the Deferral bonus Roll-up rate applies.

(b) the Annual Roll-up rate applies.


FIXED PERCENTAGE BELOW THE ANNUAL ROLL-UP RATE (1.00% BELOW)

Under this payment plan, you will receive as scheduled payments a withdrawal amount that is based on a fixed percentage that is less than the applicable Annual Roll-up rate in effect for each contract year. In this example, the contract owner has requested that we pay scheduled payments that are 1.00% below the Annual Roll-up rate in effect for each year. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB benefit base" by the "Percentage of GIB benefit base withdrawn."

------------------------------------------------------------------------------------------------
            DEFERRAL BONUS
             ROLL-UP RATE/
                ANNUAL          BEGINNING OF YEAR                     PERCENTAGE OF GIB BENEFIT
   YEAR      ROLL-UP RATE       GIB BENEFIT BASE        WITHDRAWAL         BASE WITHDRAWN
------------------------------------------------------------------------------------------------
    1          4.80%(a)             $100,000              $      0              0.00%
    2          4.30%(a)             $104,800              $      0              0.00%
    3          5.20%(a)             $109,306              $      0              0.00%
    4          5.40%(a)             $114,990              $      0              0.00%
    5          5.00%(a)             $121,200              $      0              0.00%
    6          4.70%(b)             $127,260              $  5,090(c)           4.00%(c)
    7          5.20%(b)             $128,151              $  5,382              4.20%
    8          5.40%(b)             $129,432              $  5,695              4.40%
    9          6.00%(b)             $130,726              $  6,536              5.00%
   10          7.30%(b)             $132,034              $  8,318              6.30%
------------------------------------------------------------------------------------------------

(a) the Deferral bonus Roll-up rate applies.

(b) the Annual Roll-up rate applies.

(c) In contract year 6, the fixed percentage would have resulted in a payment less than 4.00%. In this case, the withdrawal percentage is 4.00%.


FIXED PERCENTAGE OF 5.50%

Under this payment plan, you will receive a withdrawal amount based on a fixed percentage that cannot exceed the Annual Roll-up rate in effect for each year. In this example, the contract owner has elected to receive withdrawals at a fixed percentage of 5.50%. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB benefit base" by the "Percentage of GIB benefit base withdrawn."

------------------------------------------------------------------------------------------------
            DEFERRAL BONUS
             ROLL-UP RATE/
                ANNUAL          BEGINNING OF YEAR                     PERCENTAGE OF GIB BENEFIT
   YEAR      ROLL-UP RATE       GIB BENEFIT BASE        WITHDRAWAL         BASE WITHDRAWN
------------------------------------------------------------------------------------------------
    1          4.80%(a)             $100,000              $      0              0.00%
    2          4.30%(a)             $104,800              $      0              0.00%
    3          5.20%(a)             $109,306              $      0              0.00%
    4          5.40%(a)             $114,990              $      0              0.00%
    5          5.00%(a)             $121,200              $      0              0.00%
    6          4.70%(b)             $127,260              $  5,981(c)           4.70%
    7          6.00%(b)             $127,260              $  6,999(d)           5.50%
    8          5.40%(b)             $127,896              $  6,906(c)           5.40%
    9          5.20%(b)             $127,896              $  6,651(c)           5.20%
   10          7.30%(b)             $127,896              $  7,034(d)           5.50%
------------------------------------------------------------------------------------------------

                        Appendix VI: Examples of Automatic payment plans    F-2



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(a) the Deferral bonus Roll-up rate applies.

(b) the Annual Roll-up rate applies.

(c) In contract years 6, 8 and 9 the contract owner received withdrawal amounts based on the Annual Roll-up rate for each contract year. In each year, the Annual Roll-up rate was less than the withdrawal percentage selected.

(d) In contract years 7 and 10, the contract owner received withdrawal amounts of 5.50% even though the Annual Roll-up rates in effect in those years were greater.


FIXED DOLLAR OF $7,000

Under this payment plan, you will receive a withdrawal amount that is based on a fixed dollar amount. The fixed dollar amount may not exceed the Annual withdrawal amount in any contract year. In this example, the contract owner has elected to receive withdrawals of $7,000. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB benefit base" by the "Percentage of GIB benefit base withdrawn."


------------------------------------------------------------------------------------------------
            DEFERRAL BONUS
             ROLL-UP RATE/
                ANNUAL          BEGINNING OF YEAR                     PERCENTAGE OF GIB BENEFIT
   YEAR      ROLL-UP RATE       GIB BENEFIT BASE        WITHDRAWAL         BASE WITHDRAWN
------------------------------------------------------------------------------------------------
    1          4.80%(a)             $100,000              $      0              0.00%
    2          4.30%(a)             $104,800              $      0              0.00%
    3          5.20%(a)             $109,306              $      0              0.00%
    4          5.40%(a)             $114,990              $      0              0.00%
    5          5.00%(a)             $121,200              $      0              0.00%
    6          4.70%(b)             $127,260              $  5,981(c)           4.70%
    7          5.20%(b)             $127,260              $  6,618(c)           5.20%
    8          5.40%(b)             $127,260              $  6,872(c)           5.40%
    9          6.00%(b)             $127,260              $  7,000              5.50%
   10          7.30%(b)             $127,895              $  7,000              5.50%
------------------------------------------------------------------------------------------------

(a) the Deferral bonus Roll-up rate applies.

(b) the Annual Roll-up rate applies.

(c) In contract years 6 through 8, the contract owner received the Annual withdrawal amount for those years.

FIXED PERCENTAGE OF 5.50% FROM BOTH YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT AND YOUR INVESTMENT PERFORMANCE ACCOUNT

Under this payment plan, you can receive a fixed dollar amount or an amount based on a fixed percentage as scheduled payments that may be greater than your Annual withdrawal amount. Your Annual withdrawal amount will be withdrawn first. Any requested amount in excess of the Annual withdrawal amount will be withdrawn from your Investment Performance account. In this example, the contract owner has elected to receive withdrawals at a fixed percentage of 5.50%.


------------------------------------------------------------------------------------------------------------------------------------
           DEFERRAL BONUS                                 WITHDRAWAL FROM      ADDITIONAL WITHDRAWAL
            ROLL-UP RATE                                  PROTECTION WITH         FROM INVESTMENT
               ANNUAL         BEGINNING OF YEAR GIB   INVESTMENT PERFORMANCE        PERFORMANCE         PERCENTAGE OF GIB BENEFIT
   YEAR     ROLL-UP RATE          BENEFIT BASE             ACCOUNT VALUE              ACCOUNT                BASE WITHDRAWN
------------------------------------------------------------------------------------------------------------------------------------
    1         4.80%(a)              $100,000                   $    0                  $    0                     0.00%
    2         4.30%(a)              $104,800                   $    0                  $    0                     0.00%
    3         5.20%(a)              $109,306                   $    0                  $    0                     0.00%
    4         5.40%(a)              $114,990                   $    0                  $    0                     0.00%
    5         5.00%(a)              $121,200                   $    0                  $    0                     0.00%
    6         4.70%(b)              $127,260                   $5,981                  $1,018                     5.50%
    7         5.20%(b)              $127,260                   $6,618                  $  382                     5.50%
    8         5.40%(b)              $127,260                   $6,872                  $  127                     5.50%
    9         6.00%(b)              $127,260                   $6,999                  $    0                     5.50%
   10         7.30%(b)              $127,896                   $7,034                  $    0                     5.50%
------------------------------------------------------------------------------------------------------------------------------------


F-3    Appendix VI: Examples of Automatic payment plans



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Appendix VII: Examples of how withdrawals affect your Guaranteed benefit bases

--------------------------------------------------------------------------------
EXAMPLE #1

As described below, this example assumes the Protection with Investment Performance account value is LESS THAN the GIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Protection with Investment Performance variable investment options, with no additional contributions, and no transfers, the GIB benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

                                                               ASSUMED
                                                               DEFERRAL
                        PROTECTION WITH                         BONUS
                           INVESTMENT                        ROLL-UP RATE/
  END OF     ASSUMED      PERFORMANCE                           ANNUAL
 CONTRACT      NET          ACCOUNT                            ROLL-UP
   YEAR      RETURN          VALUE           WITHDRAWAL          RATE
---------- ----------- ----------------- ----------------- ---------------
  0                         $100,000
  1            3.0%         $103,000           $    0            4.0%
  2            4.0%         $107,120           $    0            4.0%
  3            6.0%         $113,547           $    0            4.0%
  4            6.0%         $120,360           $    0            4.0%
  5            7.0%         $128,785           $    0            4.0%

Alternative #1: Owner withdraws the Annual withdrawal amount, which equals
--------------------------------------------------------------------------
$4,913
------
 Year 6      (5.0)%         $122,346           $4,913            4.0%

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:               $4,913(7)

Alternative #2: Owner withdraws $7,000, which is in excess of the Annual
------------------------------------------------------------------------
withdrawal amount
-----------------
 Year 6      (5.0)%         $122,346           $7,000            4.0%

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:               $4,829(11)

                GUARANTEED
                  INCOME
                 BENEFIT                         GUARANTEED MINIMUM DEATH BENEFITS
           ------------------- ---------------------------------------------------------------------
                                                      HIGHEST
                                   RETURN OF        ANNIVERSARY         ROLL-UP TO
  END OF           GIB             PRINCIPAL           VALUE              AGE 85        "GREATER OF"
 CONTRACT        BENEFIT            BENEFIT           BENEFIT            BENEFIT          BENEFIT
   YEAR            BASE               BASE              BASE               BASE             BASE
---------- ------------------- ----------------- ----------------- ------------------- -------------
  0             $100,000(3)        $100,000(1)       $100,000(2)         $100,000(3)      $100,000
  1             $104,000(3)        $100,000(1)       $103,000(2)         $104,000(3)      $104,000
  2             $108,160(3)        $100,000(1)       $107,120(2)         $108,160(3)      $108,160
  3             $113,547(3)        $100,000(1)       $113,547(2)         $113,547(3)      $113,547
  4             $118,089(3)        $100,000(1)       $120,360(2)         $118,089(3)      $120,360
  5             $122,813(3)        $100,000(1)       $128,785(2)         $122,813(3)      $128,785

Alternative #1: Owner withdraws the Annual withdrawal amount, which equals $4,913
---------------------------------------------------------------------------------
 Year 6         $122,813(6)        $ 95,985(4)       $123,615(5)         $122,813(6)      $123,615

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:

Alternative #2: Owner withdraws $7,000, which is in excess of the Annual withdrawal amount
------------------------------------------------------------------------------------------
 Year 6         $120,717(10)       $ 94,279(8)       $121,417(9)         $120,717(10)     $121,417

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

(1) The RETURN OF PRINCIPAL BENEFIT BASE is equal to the initial contribution to the Protection with Investment Performance variable investment options, or $100,000.

(2) The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is equal to the greater of the Protection with Investment Performance account value and the Highest Anniversary Value benefit base as of the last contract date anniversary.

For example:

     o At the end of contract year 3, the Highest Anniversary Value benefit base is $113,547. This is because the Protection with Investment Pero formance account value ($113,547) is greater than the Highest Anniversary Value benefit base as of the last contract date anniversary.

(3) The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GIB BENEFIT BASE (the "Roll-up benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Deferral bonus Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by the assumed Deferral bonus Roll-up rate). On the third contract date anniversary, the Roll-up benefit bases will equal the Protection with Investment Performance account value, if higher than the prior Roll-up benefit bases as of the last contract date anniversary, plus the Deferral bonus Roll-up amount. Beginning in the contract year that follows the contract year in which you fund your Protection with Investment Performance account, if your Lifetime GIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your Roll-up benefit bases. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the Roll-up benefit bases at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up benefit bases until the end of the contract year except in the year in which you die. In the event of your death, a pro-rata portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.

For example:

     o At the end of contract year 2, the Roll-up benefit bases are equal to $108,160. This is calculated by taking the Roll-up benefit bases as of
         o the last contract date anniversary $104,000, and multiplying it by the assumed Deferral bonus Roll-up rate of 4%. ($104,000 x 1.04 = $108,160).

Appendix VII: Examples of how withdrawals affect your Guaranteed
              benefit bases                                                 G-1


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                                --------------
For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $4,913 (the assumed Annual Roll-up rate (4%) x $122,813 (the GIB benefit base)).


ALTERNATIVE #1: CONTRACT YEAR 6 (OWNER WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro-rata calculation for the Return of Principal benefit base and the Highest Anniversary Value benefit base is as follows: Since the withdrawal amount of $4,913 equals 4.015% of the Protection with Investment Performance account value ($4,913 divided by $122,346 = 4.015%), each benefit base would be reduced by 4.015%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(4)  The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
     $100,000 (benefit base as of the last contract date anniversary) - $4,015 (4.015% x $100,000) = $95,985;

(5) The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced pro-rata, as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,170 (4.015% x $128,785) = $123,615;

(6) The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GIB BENEFIT BASE are equal to $122,813, (the Roll-up benefit bases as of the last contract date anniversary). Since the full Annual withdrawal amount was taken, the Roll-up benefit bases neither decrease nor increase;

(7) As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $4,913 [4% (the assumed Annual Roll-up rate) x $122,813 (the Roll-up benefit bases as of the sixth contract anniversary)].


ALTERNATIVE #2: CONTRACT YEAR 6 (OWNER TAKES AN "EXCESS WITHDRAWAL")

The pro-rata calculation for the reduction in the Return of Principal benefit base and the Highest Anniversary Value benefit base is as follows: Since the withdrawal amount of $7,000 equals 5.721% of the Protection with Investment Performance account value ($7,000 divided by $122,346 = 5.721%), each benefit base would be reduced by 5.721%.

The pro-rata calculation for the reduction in the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal, including any applicable withdrawal charge) - $4,913 (the Annual withdrawal amount) = $2,087 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.706% of the Protection with Investment Performance account value ($2,087 divided by $122,346 = 1.706%), the Roll-up benefit bases would be reduced by 1.706%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(8)  The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
     $100,000 (benefit base as of the last contract date anniversary) - $5,721 (5.721% x $100,000) = $94,279;

(9) The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced pro-rata, as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $7,368 (5.721% x $128,785) = $121,417;

(10) The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GIB BENEFIT BASE are reduced pro-rata, as follows: $122,813 (the Roll-up benefit bases as of the last contract date anniversary) - $2,095 (1.706% x $122,813) = $120,717.

(11) As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $4,829 [4% (the assumed Annual Roll-up rate) x $120,717 (the Roll-up benefit bases as of the sixth contract anniversary)].

G-2    Appendix VII: Examples of how withdrawals affect your Guaranteed benefit bases


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EXAMPLE #2

This example assumes the the Protection with Investment Performance account value is GREATER THAN the GIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Protection with Investment Performance variable investment options, with no additional contributions, and no transfers, the GIB benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

                                                              Assumed
                                                               Annual
                         Protection with                      Deferral
                            Investment                         bonus
  End of     Assumed       Performance                      Roll-up Rate/
 Contract      Net           account                          Roll-up
   Year      Return           value           Withdrawal        Rate
---------------------------------------------------------------------------
    0                        $100,000
    1         3.0%           $103,000          $     0          4.0%
    2         4.0%           $107,120          $     0          4.0%
    3         6.0%           $113,547          $     0          4.0%
    4         6.0%           $120,360          $     0          4.0%
    5         7.0%           $128,785          $     0          4.0%


Alternative #1: Owner withdraws Annual withdrawal amount, which equals $4,913
-----------------------------------------------------------------------------
 Year 6       5.0%           $135,224          $ 4,913          4.0%

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:               $ 4,913(7)

Alternative #2: Owner withdraws $7,000, which is in excess of the Annual
------------------------------------------------------------------------
withdrawal amount
-----------------
 Year 6       5.0%           $135,224          $ 7,000          4.0%

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:               $ 4,837(11)

                 Guaranteed
                   Income
                  Benefit                          Guaranteed Minimum Death Benefit
              ----------------  ----------------------------------------------------------------------
                                                         Highest
                                    Return of          Anniversary         Roll-up to
  End of            GIB             Principal             Value              age 85      "Greater of"
 Contract         benefit            benefit             benefit            benefit        benefit
   Year             base              base                 base               base           base
------------------------------  -----------------    ---------------- ----------------   -------------
     0          $100,000(3)        $100,000(1)          $100,000(2)        $100,000(3)     $100,000
     1          $104,000(3)        $100,000(1)          $103,000(2)        $104,000(3)     $104,000
     2          $108,160(3)        $100,000(1)          $107,120(2)        $108,160(3)     $108,160
     3          $113,547(3)        $100,000(1)          $113,547(2)        $113,547(3)     $113,547
     4          $118,089(3)        $100,000(1)          $120,360(2)        $118,089(3)     $120,360
     5          $122,813(3)        $100,000(1)          $128,785(2)        $122,813(3)     $128,785

Alternative #1: Owner withdraws Annual withdrawal amount, which equals $4,913
-----------------------------------------------------------------------------
 Year 6         $122,813(6)        $ 96,367(4)          $124,106(5)        $122,813(6)     $124,106

Alternative #2: Owner withdraws $7,000, which is in excess of the Annual
------------------------------------------------------------------------
withdrawal amount
-----------------
 Year 6         $120,916(10)       $ 94,823(8)          $122,118(9)        $120,916(10)    $122,118


CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

(1) The RETURN OF PRINCIPAL BENEFIT BASE is equal to the initial contribution to the Protection with Investment Performance variable investment options, or $100,000.

(2) The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is equal to the greater of the Protection with Investment Performance account value and the Highest Anniversary Value benefit base as of the last contract date anniversary.

For example:

     o At the end of contract year 4 the Highest Anniversary Value benefit base is $120,360. This is because the Protection with Investment Per formance account value ($120,360) is greater than the Highest Anniversary Value benefit base as of the last contract date anniversary ($113,547).

(3) The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GIB BENEFIT BASE (the "Roll-up benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Deferral bonus Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by the assumed Deferral bonus Roll-up rate). On the third contract date anniversary, the Roll-up benefit bases will equal the Protection with Investment Performance account value, if higher than the Roll-up benefit bases as of the last contract date anniversary plus the Deferral bonus Roll-up amount. Beginning in the contract year that follows the contract year in which you fund your Protection with Investment Performance account, if your Lifetime GIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your Roll-up benefit bases. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the Roll-up benefit bases at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up benefit bases until the end of the contract year except in the year in which you die. In the event of your death, a pro-rata portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.

For example:

     o At the end of contract year 3, the Roll-up benefit bases are equal to $113,547. This is because the Protection with Investment Performance account value ($113,547) is greater than the Roll-up benefit bases as the last contract date anniversary ($108,160) plus the Deferral bonus Roll-up amount ($4,326).



Appendix VII: Examples of how withdrawals affect your Guaranteed
              benefit bases                                                 G-3



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For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $4,913 (the assumed Annual Roll-up rate (4%) x $122,813 (the GIB benefit base)).


ALTERNATIVE #1: CONTRACT YEAR 6 (OWNER WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro-rata calculation for the Return of Principal death benefit base and the Highest Anniversary Value benefit base is as follows: Since the withdrawal amount of $4,913 equals 3.633% of the Protection with Investment Performance account value ($4,913 divided by $135,224 = 3.633%), each benefit base would be reduced by 3.633%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(4)  The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
     $100,000 (benefit base as of the last contract date anniversary) - $3,633 (3.633% x $100,000) = $96,367;

(5) The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced pro-rata, as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $4,679 (3.633% x $128,785) = $124,106;

(6) The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GIB BENEFIT BASE are equal to $122,813, (the Roll-up benefit bases as of the last contract date anniversary). Since the full Annual withdrawal amount was taken, the Roll-up benefit bases neither decrease nor increase;

(7) As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $4,913 [4% (the assumed Annual Roll-up rate) x $122,813 (the Roll-up benefit bases as of the sixth contract anniversary)].


ALTERNATIVE #2: CONTRACT YEAR 6 (OWNER TAKES AN "EXCESS WITHDRAWAL")

The pro-rata calculation for the reduction in the Return of Principal benefit base and the Highest Anniversary Value benefit base is as follows: Since the withdrawal amount of $7,000 equals 5.177% of the Protection with Investment Performance account value ($7,000 divided by $135,224 = 5.177%), each benefit base would be reduced by 5.177%.

The pro-rata calculation for the reduction in the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal, including any applicable withdrawal charge) - $4,913 (the Annual withdrawal amount) = $2,087 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.544% of the Protection with Investment Performance account value ($2,087 divided by $135,224 = 1.544%), the Roll-up benefit bases would be reduced by 1.544%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(8)  The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
     $100,000 (benefit base as of the last contract date anniversary) - $5,177 (5.177% x $100,000) = $94,823;

(9) The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced pro-rata, as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $6,667 (5.177% x $128,785) = $122,118;

(10) The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GIB BENEFIT BASE are reduced pro-rata, as follows: $122,813 (the Roll-up benefit bases as of the last contract date anniversary) - $1,897 (1.544% x $122,813) = $120,916.

(11) As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $4,837 [4% (the assumed Annual Roll-up rate) x $120,916 (the Roll-up benefit bases as of the sixth contract anniversary)].








G-4    Appendix VII: Examples of how withdrawals affect your Guaranteed benefit bases



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Statement of additional information

--------------------------------------------------------------------------------
TABLE OF CONTENTS


                                                                           PAGE

Who is AXA Equitable?                                                        2
Unit Values                                                                  2
Custodian and Independent Registered Public Accounting Firm                  2
Distribution of the Contracts                                                2
Financial Statements                                                         2


HOW TO OBTAIN A RETIREMENT CORNERSTONE(SM) SERIES STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT NO. 49

Send this request form to:
  Retirement Cornerstone(SM)
  P.O. Box 1547
  Secaucus, NJ 07096-1547

-----------------------------------------------------------------------------

Please send me a Retirement Cornerstone(SM) Series SAI for SEPARATE ACCOUNT NO. 49 dated January 10, 2011.


-------------------------------------------------------------------------------
Name


-------------------------------------------------------------------------------
Address


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